UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end:   12/31

Date of reporting period:  3/31/14

Item 1. Schedule of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited)

Franklin Flex Cap Growth Securities Fund	Shares	Value
Common Stocks 99.0%
Automobiles & Components 1.0%
BorgWarner Inc.	50,000	$3,073,500
[a]Tesla Motors Inc.	4,800	1,000,560
		4,074,060
Banks 2.7%
[a]Signature Bank/New York NY	41,000	5,149,190
[a]SVB Financial Group	24,200	3,116,476
[a]Talmer Bancorp Inc., A	80,600	1,179,984
[a]Texas Capital Bancshares Inc.	30,000	1,948,200
		11,393,850
Capital Goods 11.2%
Acuity Brands Inc.	10,000	1,325,700
[a]Chart Industries Inc.	39,070	3,108,018
[a]Colfax Corp.	32,500	2,318,225
Cummins Inc.	7,000	1,042,930
Danaher Corp.	48,830	3,662,250
[a]DigitalGlobe Inc.	65,000	1,885,650
[a]HD Supply Holdings Inc.	25,000	653,750
Honeywell International Inc.	50,000	4,638,000
[a]Jacobs Engineering Group Inc.	35,000	2,222,500
[a]The Keyw Holding Corp.	50,000	935,500
The Manitowoc Co. Inc.	105,000	3,302,250
Pall Corp.	45,500	4,070,885
Precision Castparts Corp.	25,500	6,445,380
[a]Proto Labs Inc.	30,000	2,030,100
Rockwell Automation Inc.	20,000	2,491,000
Roper Industries Inc.	22,500	3,003,975
[a]United Rentals Inc.	47,500	4,509,650
		47,645,763
Commercial & Professional Services 1.8%
[a]IHS Inc., A	16,600	2,016,900
Nielsen Holdings NV	50,000	2,231,500
[a]Stericycle Inc.	19,530	2,218,999
[a]Verisk Analytics Inc., A	17,000	1,019,320
		7,486,719
Consumer Durables & Apparel 3.7%
[a]Kate Spade & Co.	15,000	556,350
[a,b]Lululemon Athletica Inc. (Canada)	28,000	1,472,520
[a]Michael Kors Holdings Ltd.	45,000	4,197,150
NIKE Inc., B	56,160	4,147,978
[a,b]TRI Pointe Homes Inc.	75,000	1,217,250
[a]Under Armour Inc., A	37,500	4,299,000
		15,890,248
Consumer Services 4.1%
[a]Bally Technologies Inc.	33,000	2,186,910
[a]Buffalo Wild Wings Inc.	12,500	1,861,250
[a]Chipotle Mexican Grill Inc.	3,400	1,931,370
[a]Chuy's Holdings Inc.	28,570	1,232,510
[a]Hilton Worldwide Holdings Inc.	35,590	791,521
Las Vegas Sands Corp.	41,500	3,352,370
[a,b]Noodles & Co.	40,000	1,578,800
Wynn Resorts Ltd.	20,500	4,554,075
		17,488,806
Diversified Financials 3.6%
[a]Affiliated Managers Group Inc.	12,000	2,400,600
Discover Financial Services	60,000	3,491,400
Evercore Partners Inc.	25,000	1,381,250
Financial Engines Inc.	23,440	1,190,283

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
IntercontinentalExchange Group Inc.	14,000	2,769,620
T. Rowe Price Group Inc.	50,000	4,117,500
		15,350,653
Energy 4.4%
Anadarko Petroleum Corp.	24,420	2,069,839
[a]Diamondback Energy Inc.	23,440	1,577,747
[a]FMC Technologies Inc.	40,000	2,091,600
National Oilwell Varco Inc.	20,000	1,557,400
Noble Energy Inc.	40,000	2,841,600
[a]Oasis Petroleum Inc.	50,000	2,086,500
Oceaneering International Inc.	10,000	718,600
[a]Rice Energy Inc.	95,000	2,507,050
Schlumberger Ltd.	35,000	3,412,500
		18,862,836
Food & Staples Retailing 1.2%
[a,b]Fairway Group Holdings Corp.	30,000	229,200
[a]Sprouts Farmers Markets LLC	12,000	432,360
Whole Foods Market Inc.	90,000	4,563,900
		5,225,460
Food, Beverage & Tobacco 1.5%
[a]Boston Beer Inc., A	8,000	1,957,840
Mead Johnson Nutrition Co., A	23,500	1,953,790
[a]Monster Beverage Corp.	34,500	2,396,025
		6,307,655
Health Care Equipment & Services 2.6%
[a]Cerner Corp.	56,160	3,159,000
[a]DaVita HealthCare Partners Inc.	38,100	2,623,185
[a]Envision Healthcare Holdings Inc.	67,500	2,283,525
McKesson Corp.	14,650	2,586,751
[a,b]Veeva Systems Inc.	11,720	312,924
		10,965,385
Insurance 0.3%
Aflac Inc.	22,500	1,418,400

Materials 4.5%
Cytec Industries Inc.	60,000	5,856,600
Ecolab Inc.	80,000	8,639,200
Praxair Inc.	35,000	4,583,950
		19,079,750
Media 4.6%
[a]Charter Communications Inc., A	25,000	3,080,000
[a]Discovery Communications Inc., C	53,720	4,139,663
[a]Imax Corp. (Canada)	56,270	1,537,859
[a]Sirius XM Holdings Inc.	1,200,000	3,840,000
Twenty-First Century Fox Inc., B	65,000	2,022,800
The Walt Disney Co.	62,500	5,004,375
		19,624,697
Pharmaceuticals, Biotechnology & Life Sciences 10.3%
[a]Actavis PLC	44,000	9,057,400
[a]Alnylam Pharmaceuticals Inc.	38,000	2,551,320
[a]Biogen Idec Inc.	21,500	6,576,205
Bristol-Myers Squibb Co.	81,040	4,210,028
[a]Celgene Corp.	28,500	3,978,600
[a]Celldex Therapeutics Inc.	100,000	1,767,000
[a]Gilead Sciences Inc.	115,000	8,148,900
[a]Illumina Inc.	26,000	3,865,160
[a]Karyopharm Therapeutics Inc.	9,800	302,722
Perrigo Co. PLC	6,500	1,005,290

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

[a]Quintiles Transnational Holdings Inc.	45,900	2,330,343
		43,792,968
Real Estate 0.5%
American Tower Corp.	28,570	2,339,026

Retailing 7.1%
[a]Amazon.com Inc.	20,500	6,898,660
[a,b]The Container Store Group Inc.	14,650	497,368
Dick's Sporting Goods Inc.	55,000	3,003,550
GNC Holdings Inc., A	35,000	1,540,700
[a]HomeAway Inc.	60,000	2,260,200
[a]Liberty Ventures, A	12,500	1,629,125
Lithia Motors Inc.	20,000	1,329,200
[a]LKQ Corp.	45,000	1,185,750
[a]Netflix Inc.	5,000	1,760,150
[a]Priceline.com Inc.	4,700	5,601,883
Ross Stores Inc.	14,650	1,048,207
[a]Shutterfly Inc.	25,000	1,067,000
Tractor Supply Co.	35,040	2,474,875
		30,296,668
Semiconductors & Semiconductor Equipment 3.8%
[a]Cavium Inc.	37,500	1,639,875
Microchip Technology Inc.	80,000	3,820,800
[a]NXP Semiconductors NV (Netherlands)	105,000	6,175,050
Xilinx Inc.	85,000	4,612,950
		16,248,675
Software & Services 17.9%
[a]A10 Networks Inc.	23,300	350,432
[a]Alliance Data Systems Corp.	11,500	3,133,175
[a]ANSYS Inc.	33,000	2,541,660
[a]Bottomline Technologies Inc.	34,180	1,201,427
[a]BroadSoft Inc.	45,000	1,202,850
[a]Demandware Inc.	25,000	1,601,500
[a]Electronic Arts Inc.	60,000	1,740,600
[a]Facebook Inc., A	100,000	6,024,000
[a]FireEye Inc.	12,000	738,840
[a]FleetCor Technologies Inc.	28,000	3,222,800
[a]Fortinet Inc.	49,520	1,090,926
[a]Global Eagle Entertainment Inc.	60,000	946,800
[a]Google Inc., A	11,000	12,259,610
[a]Guidewire Software Inc.	34,180	1,676,529
[a]LinkedIn Corp., A	16,500	3,051,510
MasterCard Inc., A	120,000	8,964,000
[a]NetSuite Inc.	29,000	2,750,070
[a]Pandora Media Inc.	45,000	1,364,400
[a]Salesforce.com Inc.	70,000	3,996,300
[a]ServiceNow Inc.	35,000	2,097,200
[a]Splunk Inc.	18,000	1,286,820
[a,b]Twitter Inc.	32,500	1,516,775
Visa Inc., A	34,000	7,339,240
[a]Workday Inc.	15,000	1,371,450
[a]Yahoo! Inc.	90,000	3,231,000
[a]Yelp Inc.	19,000	1,461,670
		76,161,584
Technology Hardware & Equipment 6.8%
Apple Inc.	21,000	11,271,540
[a]Palo Alto Networks Inc.	17,090	1,172,374
QUALCOMM Inc.	90,000	7,097,400
SanDisk Corp.	37,500	3,044,625
[a]Stratasys Ltd.	18,000	1,909,620
[a]Trimble Navigation Ltd.	80,000	3,109,600

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2014 (unaudited) (continued)
[a]Ubiquiti Networks Inc.	32,500	1,477,775
		29,082,934
Telecommunication Services 0.8%
[a]SBA Communications Corp.	37,500	3,411,000
Transportation 4.3%
Canadian Pacific Railway Ltd. (Canada)	15,000	2,256,450
Expeditors International of Washington Inc.	27,010	1,070,406
[a]Genesee & Wyoming Inc.	35,000	3,406,200
[a]Hub Group Inc., A	70,000	2,799,300
Kansas City Southern	23,000	2,347,380
[a]Kirby Corp.	13,000	1,316,250
[a]Spirit Airlines Inc.	31,740	1,885,356
Union Pacific Corp.	18,500	3,471,710
		18,553,052
Utilities 0.3%
[a]Calpine Corp.	60,000	1,254,600
Total Common Stocks (Cost $269,394,171)		421,954,789

Short Term Investments 3.1%
Money Market Funds (Cost $7,333,690) 1.7%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	7,333,690	7,333,690
Investments from Cash Collateral Received for Loaned Securities 1.4%
Money Market Funds (Cost $6,158,525) 1.4%
[d]BNY Mellon Overnight Government Fund, 0.052%	6,158,525	6,158,525
Total Investments (Cost $282,886,386) 102.1%		435,447,004
Other Assets, less Liabilities (2.1)%		(9,131,339)
Net Assets 100.0%		$426,315,665

a Non-income producing.
b A portion or all of the security is on loan at March 31, 2014.
c The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end investment company.
d The rate shown is the annualized seven-day yield at period end.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited)
Franklin Global Real Estate Securities Fund	Country	Shares	Value
Common Stocks 98.7%
Diversified Real Estate Activities 13.6%
CapitaLand Ltd.	Singapore	982,262	$2,256,817
Hang Lung Properties Ltd.	Hong Kong	1,051,248	3,015,589
Mitsubishi Estate Co. Ltd.	Japan	580,360	13,752,767
Mitsui Fudosan Co. Ltd.	Japan	520,657	15,884,023
Sun Hung Kai Properties Ltd.	Hong Kong	384,533	4,709,711
Tokyo Tatemono Co. Ltd.	Japan	556,815	4,774,087
The Wharf Holdings Ltd.	Hong Kong	768,906	4,916,906
			49,309,900
Diversified REITs 13.0%
[a]Activia Properties Inc., 144A	Japan	201	1,614,309
American Assets Trust Inc.	United States	71,739	2,420,474
British Land Co. PLC	United Kingdom	417,731	4,552,847
Canadian REIT	Canada	60,014	2,446,925
[a,b]Hulic REIT Inc., 144A	Japan	1,805	2,465,656
Kenedix Office Investment Corp.	Japan	652	3,234,102
Land Securities Group PLC	United Kingdom	381,781	6,504,888
[a,b]Lar Espana Real Estate Socimi SA, 144A	Spain	81,200	1,161,287
Liberty Property Trust	United States	29,406	1,086,846
Mirvac Group	Australia	2,428,975	3,829,473
Spirit Realty Capital Inc.	United States	103,200	1,133,136
Stockland	Australia	979,873	3,407,753
Suntec REIT	Singapore	1,601,730	2,113,823
Vornado Realty Trust	United States	79,668	7,852,078
Wereldhave N.V.	Netherlands	23,200	1,975,115
WP Carey Inc.	United States	22,726	1,365,151
			47,163,863
Home Furnishings 0.3%
[b]Mohawk Industries Inc.	United States	7,380	1,003,532
Home Improvement Retail 0.2%
The Home Depot Inc.	United States	10,950	866,474
Industrial REITs 6.3%
Ascendas REIT	Singapore	730,308	1,312,156
[a]Ascendas REIT, 144A	Singapore	161,961	290,998
First Industrial Realty Trust Inc.	United States	58,900	1,137,948
Goodman Group	Australia	995,607	4,367,332
Mapletree Logistics Trust	Singapore	2,000,530	1,662,006
Nippon Prologis REIT Inc.	Japan	790	1,593,470
[a]Nippon Prologis REIT Inc., 144A	Japan	915	1,845,602
Prologis Inc.	United States	199,864	8,160,447
STAG Industrial Inc.	United States	100,952	2,432,943
			22,802,902
Office REITs 10.1%
Alexandria Real Estate Equities Inc.	United States	14,507	1,052,628
Boston Properties Inc.	United States	49,980	5,724,209
Brandywine Realty Trust	United States	179,746	2,599,127
Coresite Realty Corp.	United States	17,487	542,097
Derwent London PLC	United Kingdom	85,199	3,854,952
Digital Realty Trust Inc.	United States	34,143	1,812,310
Douglas Emmett Inc.	United States	83,067	2,254,438
Great Portland Estates PLC	United Kingdom	390,526	4,109,850
Highwoods Properties Inc.	United States	62,717	2,408,960
Investa Office Fund	Australia	320,738	963,746
Japan Real Estate Investment Corp.	Japan	530	2,659,756
Kilroy Realty Corp.	United States	64,618	3,785,323
SL Green Realty Corp.	United States	49,193	4,949,800
			36,717,196
Real Estate Development 2.2%
China Overseas Land & Investment Ltd.	China	522,657	1,351,040
[b]Howard Hughes Corp.	United States	9,896	1,412,258

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
Keppel Land Ltd.	Singapore	830,676	2,218,922
KWG Property Holdings Ltd.	China	1,722,500	946,032
Sino Land Co. Ltd.	Hong Kong	1,514,288	2,233,426
			8,161,678
Real Estate Operating Companies 6.9%
Brookfield Property Partners LP	Bermuda	70,762	1,316,785
Castellum AB	Sweden	107,220	1,782,637
Deutsche Euroshop AG	Germany	38,907	1,769,804
[a]Deutsche Euroshop AG, 144A	Germany	9,429	428,907
Global Logistic Properties Ltd.	Singapore	1,690,170	3,560,799
[b]Hemfosa Fastigheter AB	Sweden	28,530	440,836
[a,b]Hemfosa Fastigheter AB, 144A	Sweden	43,600	673,692
[a,b]Hispania Activos Inmobiliarios SAU, 144A	Spain	39,200	563,862
Hong Kong Land Holdings Ltd.	Hong Kong	819,843	5,304,384
Hufvudstaden AB, A	Sweden	180,176	2,541,807
Hysan Development Co. Ltd.	Hong Kong	570,347	2,478,027
LEG Immobilien AG	Germany	6,370	417,853
[a,b]LEG Immobilien AG, 144A	Germany	37,710	2,473,665
Unite Group PLC	United Kingdom	191,045	1,381,497
[a]Unite Group PLC, 144A	United Kingdom	10,674	77,187
			25,211,742
Residential REITs 7.9%
Apartment Investment & Management Co., A	United States	92,605	2,798,523
AvalonBay Communities Inc.	United States	36,367	4,775,714
Boardwalk REIT	Canada	40,836	2,240,180
BRE Properties Inc.	United States	24,090	1,512,370
Camden Property Trust	United States	13,421	903,771
Equity Lifestyle Properties Inc.	United States	49,500	2,012,175
Equity Residential	United States	104,628	6,067,378
Essex Property Trust Inc.	United States	20,448	3,477,182
Post Properties Inc.	United States	28,688	1,408,581
UDR Inc.	United States	130,431	3,369,033
			28,564,907
Retail REITs 24.0%
[a]CapitaMall Trust, 144A	Singapore	439,279	660,045
CBL & Associates Properties Inc.	United States	46,372	823,103
DDR Corp.	United States	117,016	1,928,424
Eurocommercial Properties NV	Netherlands	39,495	1,735,605
Federal Realty Investment Trust	United States	27,909	3,201,720
Federation Centres	Australia	1,105,207	2,418,927
General Growth Properties Inc.	United States	256,717	5,647,774
Hammerson PLC	United Kingdom	468,053	4,320,991
Japan Retail Fund Investment Corp.	Japan	1,078	2,122,162
[a]Japan Retail Fund Investment Corp., 144A	Japan	285	561,054
Kimco Realty Corp.	United States	222,769	4,874,186
Klepierre	France	95,000	4,251,340
The Link REIT	Hong Kong	984,288	4,853,898
The Macerich Co.	United States	35,264	2,198,005
Ramco-Gershenson Properties Trust	United States	91,413	1,490,032
Realty Income Corp.	United States	40,603	1,659,038
Regency Centers Corp.	United States	32,093	1,638,669
RioCan REIT	Canada	104,926	2,527,754
Simon Property Group Inc.	United States	109,608	17,975,712
Taubman Centers Inc.	United States	16,382	1,159,682
Unibail-Rodamco SE	France	46,604	12,103,773
Weingarten Realty Investors	United States	60,710	1,821,300
Westfield Group	Australia	511,950	4,866,520
Westfield Retail Trust	Australia	915,087	2,528,982
			87,368,696
Specialized REITs 14.2%
CDL Hospitality Trusts	Singapore	704,478	926,908
CubeSmart	United States	52,484	900,626
Extra Space Storage Inc.	United States	71,004	3,444,404

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
HCP Inc.	United States	109,741	4,256,853
Health Care REIT Inc.	United States	108,064	6,440,614
Host Hotels & Resorts Inc.	United States	346,867	7,020,588
Melia Hotels International SA	Spain	79,751	1,026,288
[b]NH Hoteles SA	Spain	110,281	784,037
Pebblebrook Hotel Trust	United States	110,322	3,725,574
Public Storage	United States	45,514	7,668,654
Sabra Health Care REIT Inc.	United States	63,226	1,763,373
Senior Housing Properties Trust	United States	56,682	1,273,645
Starwood Hotels & Resorts Worldwide Inc.	United States	44,344	3,529,782
Sunstone Hotel Investors Inc.	United States	120,227	1,650,717
Ventas Inc.	United States	118,787	7,194,929
			51,606,992
Total Common Stocks (Cost $238,755,733)			358,777,882
		Principal Amount
Short Term Investments (Cost $3,980,711) 1.1%
Repurchase Agreements 1.1%
[c]Joint Repurchase Agreement, 0.045%, 4/01/14 (Maturity Value $3,980,716)	United States	$3,980,711	3,980,711
BNP Paribas Securities Corp. (Maturity Value $696,108)
Deutsche Bank Securities Inc. (Maturity Value $430,594)
HSBC Securities (USA) Inc. (Maturity Value $1,949,078)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $904,936)
Collateralized by U.S. Government Agency Securities, 0.00% - 5.625%, 3/26/15 -
11/23/35; U.S. Government Agency Securities, Strips, 6/01/17;U.S. Treasury
Bonds, 7.25% - 10.625%, 8/15/15 - 2/15/19; U.S. Treasury Notes, 0.25% -
4.875%, 5/15/15 - 3/31/19; and U.S. Treasury Notes, Index Linked, 2.375%,
1/15/17 (valued at 4,061,819)
Total Investments (Cost $242,736,444) 99.8%			362,758,593

Other Assets, less Liabilities 0.2%			649,442
Net Assets 100.0%			$363,408,035

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2014, the aggregate value of these securities was $12,816,264, representing 3.53% of net assets.
b Non-income producing.
c Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2014, all repurchase agreements had been entered into on that date.

ABBREVIATIONS
Selected Portfolio

REIT - Real Estate Investment Trust

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited)

Franklin Growth and Income Securities Fund	Country	Shares	Value
Common Stocks 91.9%
Consumer Discretionary 15.2%
CBS Outdoor Americas Inc.	United States	2,300	$67,275
ClubCorp Holdings Inc.	United States	154,000	2,910,600
Ford Motor Co.	United States	389,200	6,071,520
General Motors Co.	United States	35,188	1,211,171
L Brands Inc.	United States	100,000	5,677,000
Lowe's Cos. Inc.	United States	95,200	4,655,280
McDonald's Corp.	United States	63,700	6,244,511
NIKE Inc., B	United States	73,500	5,428,710
Starwood Hotels & Resorts Worldwide Inc.	United States	59,200	4,712,320
Target Corp.	United States	92,000	5,566,920
Wynn Resorts Ltd.	United States	28,000	6,220,200
			48,765,507
Consumer Staples 7.7%
Diageo PLC, ADR	United Kingdom	46,300	5,768,517
Kellogg Co.	United States	64,300	4,032,253
Mead Johnson Nutrition Co., A	United States	67,800	5,636,892
PepsiCo Inc.	United States	73,300	6,120,550
The Procter & Gamble Co.	United States	37,100	2,990,260
			24,548,472
Energy 6.8%
BP PLC, ADR	United Kingdom	60,600	2,914,860
Chevron Corp.	United States	27,400	3,258,134
Exxon Mobil Corp.	United States	58,444	5,708,810
Royal Dutch Shell PLC, A, ADR	United Kingdom	84,500	6,173,570
Schlumberger Ltd.	United States	39,100	3,812,250
			21,867,624
Financials 12.1%
Aflac Inc.	United States	86,100	5,427,744
Bank of America Corp.	United States	152,200	2,617,840
BlackRock Inc.	United States	20,800	6,541,184
JPMorgan Chase & Co.	United States	113,570	6,894,835
Marsh & McLennan Cos. Inc.	United States	78,500	3,870,050
MetLife Inc.	United States	62,023	3,274,814
T. Rowe Price Group Inc.	United States	55,000	4,529,250
Wells Fargo & Co.	United States	115,600	5,749,944
			38,905,661
Health Care 9.4%
Bristol-Myers Squibb Co.	United States	46,400	2,410,480
Eli Lilly & Co.	United States	90,000	5,297,400
Johnson & Johnson	United States	52,700	5,176,721
Pfizer Inc.	United States	155,900	5,007,508
Roche Holding AG	Switzerland	22,200	6,654,977
Sanofi, ADR	France	104,600	5,468,488
			30,015,574
Industrials 14.0%
The Boeing Co.	United States	34,900	4,379,601
Cummins Inc.	United States	35,800	5,333,842
Emerson Electric Co.	United States	90,700	6,058,760
General Electric Co.	United States	194,900	5,045,961
Honeywell International Inc.	United States	63,100	5,853,156
Lockheed Martin Corp.	United States	40,700	6,643,868
Republic Services Inc.	United States	194,900	6,657,784
United Parcel Service Inc., B	United States	48,600	4,732,668
			44,705,640
Information Technology 11.5%
Apple Inc.	United States	4,500	2,415,330
CA Inc.	United States	183,200	5,673,704

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
Cisco Systems Inc.	United States	267,708	5,999,336
Intel Corp.	United States	190,800	4,924,548
Maxim Integrated Products Inc.	United States	200,600	6,643,872
Microsoft Corp.	United States	169,200	6,935,508
Paychex Inc.	United States	100,500	4,281,300
			36,873,598
Materials 7.2%
BHP Billiton PLC	United Kingdom	133,600	4,107,721
The Dow Chemical Co.	United States	97,000	4,713,230
E. I. du Pont de Nemours and Co.	United States	84,500	5,669,950
Freeport-McMoRan Copper & Gold Inc., B	United States	105,588	3,491,795
Potash Corp. of Saskatchewan Inc.	Canada	136,600	4,947,652
			22,930,348
Telecommunication Services 2.4%
AT&T Inc.	United States	100,497	3,524,430
Verizon Communications Inc.	United States	33,401	1,588,886
Vodafone Group PLC, ADR	United Kingdom	69,272	2,549,902
			7,663,218
Utilities 5.6%
Dominion Resources Inc.	United States	62,000	4,401,380
Duke Energy Corp.	United States	66,703	4,750,588
PG&E Corp.	United States	129,500	5,594,400
Xcel Energy Inc.	United States	104,500	3,172,620
			17,918,988
Total Common Stocks (Cost $216,709,721)			294,194,630
Equity-Linked Securities (Cost $4,006,251) 1.5%
Consumer Discretionary 1.5%
[a]Deutsche Bank AG into Amazon.com Inc., 5.50%, 144A	United States	15,000	4,825,718
Convertible Preferred Stocks 6.1%
Energy 1.0%
[a]Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	United States	2,700	3,025,687
Financials 1.6%
Bank of America Corp., 7.25%, cvt. pfd., L	United States	3,100	3,547,051
MetLife Inc., 5.00%, cvt. pfd.	United States	55,100	1,697,080
			5,244,131
Industrials 1.9%
Genesee & Wyoming Inc., 5.00%, cvt. pfd.	United States	9,200	1,190,664
Stanley Black & Decker Inc., 6.25%, cvt., pfd.	United States	45,300	4,889,682
			6,080,346
Utilities 1.6%
NextEra Energy Inc., 5.799%, cvt. pfd.	United States	62,000	3,349,240
NextEra Energy Inc., 5.889%, cvt. pfd.	United States	28,100	1,723,373
			5,072,613
Total Convertible Preferred Stocks (Cost $16,011,683)			19,422,777
Total Investments before Short Term Investments (Cost $236,727,655)			318,443,125

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
		Principal Amount

Short Term Investments (Cost $1,411,273) 0.5%
Repurchase Agreements 0.5%
[b]Joint Repurchase Agreement, 0.045%, 4/01/14 (Maturity Value $1,411,275)	United States	$1,411,273	1,411,273
BNP Paribas Securities Corp. (Maturity Value $246,790)
Deutsche Bank Securities Inc. (Maturity Value $152,658)
HSBC Securities (USA) Inc. (Maturity Value $691,002)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $320,825)
Collateralized by U.S. Government Agency Securities, 0.00% - 5.625%, 3/26/15
11/23/35; U.S. Government Agency Securities, Strips, 6/01/17; U.S. Treasury
Bonds, 7.25% - 10.625%, 8/15/15 - 2/15/19; U.S. Treasury Notes, 0.25% -
4.875%, 5/15/15 - 3/31/19; and U.S. Treasury Notes, Index Linked, 2.375%,
1/15/17 (valued at $1,440,028)
Total Investments (Cost $238,138,928) 100.0%			319,854,398
Other Assets, less Liabilities 0.0%+			120,210
Net Assets 100.0%			$319,974,608

+ Rounds to less than 0.1% of net assets.
a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2014, the aggregate value of these securities was $7,851,405, representing 2.45% of net assets.
b Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2014, all repurchase agreements had been entered into on that date.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited)

Franklin High Income Securities Fund	Country	Shares	Value
Common Stocks 0.2%
Materials 0.1%
NewPage Holdings Inc.	United States	5,000	$450,000
Transportation 0.1%
[a]CEVA Holdings LLC	United Kingdom	224	280,350
Total Common Stocks (Cost $1,442,550)			730,350
Convertible Preferred Stocks 0.2%
Transportation 0.2%
[a]CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	6	10,020
[a]CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	486	606,887
Total Convertible Preferred Stocks (Cost $731,856)			616,907
Preferred Stocks (Cost $770,000) 0.2%
Diversified Financials 0.2%
GMAC Capital Trust I, 8.125%, pfd.	United States	30,800	840,840
		Principal Amount*
Corporate Bonds 93.8%
Automobiles & Components 1.1%
The Goodyear Tire & Rubber Co., senior note, 6.50%, 3/01/21	United States	2,200,000	2,409,000
[b]International Automotive Components Group SL, senior secured note, 144A, 9.125%,
6/01/18	United States	1,600,000	1,699,000
			4,108,000
Banks 3.2%
[c]Bank of America Corp., junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter,
Perpetual	United States	2,500,000	2,869,933
CIT Group Inc., senior note,
5.375%, 5/15/20	United States	1,700,000	1,831,750
5.00%, 8/15/22	United States	2,700,000	2,813,073
[c]JPMorgan Chase & Co., junior sub. bond, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	2,500,000	2,475,000
Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22	United Kingdom	2,000,000	2,100,000
			12,089,756
Capital Goods 2.3%
[b]Abengoa Finance SAU, senior note, 144A,
8.875%, 11/01/17	Spain	2,500,000	2,823,438
7.75%, 2/01/20	Spain	400,000	434,000
Navistar International Corp., senior note, 8.25%, 11/01/21	United States	1,500,000	1,535,625
[b]Oshkosh Corp., senior note, 144A, 5.375%, 3/01/22	United States	1,000,000	1,022,500
Terex Corp., senior note, 6.00%, 5/15/21	United States	1,200,000	1,290,000
[b]Zachry Holdings Inc., senior note, 144A, 7.50%, 2/01/20	United States	1,400,000	1,522,500
			8,628,063
Commercial & Professional Services 2.1%
ADS Waste Holdings Inc., senior note, 8.25%, 10/01/20	United States	2,500,000	2,731,250
[b]Algeco Scotsman Global Finance PLC, senior secured note, first lien, 144A, 8.50%,
10/15/18	United Kingdom	1,500,000	1,641,563
[b]Darling Escrow Corp., senior note, 144A, 5.375%, 1/15/22	United States	500,000	514,375
[d,e]Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05	United States	1,912,374	191
[b,f]Igloo Holdings Corp., senior note, 144A, PIK, 8.25%, 12/15/17	United States	600,000	615,000
[b,g]Nielsen Finance LLC/Co., senior note, 144A, 5.00%, 4/15/22	Netherlands	1,100,000	1,102,750
United Rentals North America Inc., senior bond, 5.75%, 11/15/24	United States	1,400,000	1,412,250
			8,017,379
Consumer Durables & Apparel 3.6%
KB Home,
senior bond, 7.50%, 9/15/22	United States	2,100,000	2,310,000
senior note, 4.75%, 5/15/19	United States	600,000	606,000
senior note, 7.00%, 12/15/21	United States	700,000	755,125
M/I Homes Inc., senior note, 8.625%, 11/15/18	United States	1,000,000	1,083,750
[b]SIWF Merger Sub Inc./Springs Industries Inc., senior secured note, 144A, 6.25%,
6/01/21	United States	700,000	729,750

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
Standard Pacific Corp., senior note, 6.25%, 12/15/21	United States	1,500,000	1,605,000
[b]Taylor Morrison Communities Inc./Monarch Communities Inc., senior note, 144A,
7.75%, 4/15/20	United States	1,140,000	1,262,550
5.25%, 4/15/21	United States	900,000	913,500
5.625%, 3/01/24	United States	1,000,000	992,500
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	United States	1,300,000	1,348,750
Visant Corp., senior note, 10.00%, 10/01/17	United States	1,900,000	1,902,375
			13,509,300
Consumer Services 3.2%
Caesars Entertainment Operating Co. Inc., senior secured note,
11.25%, 6/01/17	United States	3,000,000	2,895,000
first lien, 9.00%, 2/15/20	United States	800,000	722,000
[b,d]Fontainebleau Las Vegas, senior secured note, first lien, 144A, 11.00%, 6/15/15	United States	1,700,000	8,500
[b]Landry's Inc., senior note, 144A, 9.375%, 5/01/20	United States	1,600,000	1,770,000
MGM Resorts International, senior note,
6.625%, 7/15/15	United States	2,000,000	2,130,000
6.875%, 4/01/16	United States	1,200,000	1,317,000
8.625%, 2/01/19	United States	400,000	481,000
6.625%, 12/15/21	United States	300,000	330,375
[b]Paris Las Vegas Holding LLC, senior secured note, first lien, 144A, 8.00%, 10/01/20	United States	500,000	528,750
Pinnacle Entertainment Inc., senior sub. note, 7.75%, 4/01/22	United States	1,100,000	1,190,750
[b]PNK Finance Corp., senior note, 144A, 6.375%, 8/01/21	United States	600,000	627,000
			12,000,375
Diversified Financials 3.5%
Ally Financial Inc., senior note, 7.50%, 9/15/20	United States	1,500,000	1,788,750
E*TRADE Financial Corp., senior note, 6.375%, 11/15/19	United States	1,400,000	1,529,500
General Motors Financial Co. Inc., senior note, 3.25%, 5/15/18	United States	900,000	911,250
GMAC Inc., sub. note, 8.00%, 12/31/18	United States	800,000	958,000
[b]Neuberger Berman Group LLC/Finance Corp., senior note, 144A,
5.625%, 3/15/20	United States	500,000	527,500
5.875%, 3/15/22	United States	600,000	642,000
[b]Nuveen Investments Inc., senior note, 144A, 9.50%, 10/15/20	United States	2,000,000	2,140,000
SLM Corp., senior note,
8.45%, 6/15/18	United States	1,800,000	2,126,250
5.50%, 1/15/19	United States	2,500,000	2,653,865
			13,277,115
Energy 23.0%
[b]Antero Resources Corp., senior note, 144A, 5.375%, 11/01/21	United States	1,800,000	1,828,125
BreitBurn Energy Partners LP/Finance Corp., senior bond, 7.875%, 4/15/22	United States	1,000,000	1,087,500
Calumet Specialty Products Partners LP/Finance Corp., senior note,
9.375%, 5/01/19	United States	1,700,000	1,938,000
9.625%, 8/01/20	United States	600,000	691,500
Carrizo Oil & Gas Inc., senior note,
8.625%, 10/15/18	United States	2,000,000	2,155,000
7.50%, 9/15/20	United States	500,000	552,500
Chaparral Energy Inc., senior note,
9.875%, 10/01/20	United States	1,400,000	1,599,500
8.25%, 9/01/21	United States	600,000	663,000
CHC Helicopter SA,
senior note, 9.375%, 6/01/21	Canada	400,000	426,000
senior secured note, first lien, 9.25%, 10/15/20	Canada	2,700,000	2,943,000
Chesapeake Energy Corp., senior note,
6.625%, 8/15/20	United States	3,000,000	3,382,500
6.125%, 2/15/21	United States	1,000,000	1,095,000
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	United States	2,400,000	2,562,000
CONSOL Energy Inc., senior note,
8.00%, 4/01/17	United States	500,000	522,500
8.25%, 4/01/20	United States	1,000,000	1,091,250
6.375%, 3/01/21	United States	300,000	319,125
[b]Drill Rigs Holdings Inc., secured note, 144A, 6.50%, 10/01/17	United States	1,700,000	1,780,750
Eagle Rock Energy Partners LP/Finance Corp., senior note, 8.375%, 6/01/19	United States	2,500,000	2,725,000
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	United States	3,000,000	3,446,250
[b]Energy XXI Gulf Coast Inc., senior note, 144A, 7.50%, 12/15/21	United States	1,000,000	1,052,500
EPL Oil & Gas Inc., senior note, 8.25%, 2/15/18	United States	1,400,000	1,522,500

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited)
Goodrich Petroleum Corp., senior note, 8.875%, 3/15/19	United States	2,500,000	2,600,000
Halcon Resources Corp., senior note,
8.875%, 5/15/21	United States	2,000,000	2,085,000
[b] 144A, 9.25%, 2/15/22	United States	1,100,000	1,152,250
[b]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	United States	1,500,000	1,631,250
[b]Kinder Morgan Inc.,
senior secured bond, first lien, 144A, 5.625%, 11/15/23	United States	1,500,000	1,491,214
senior secured note, 144A, 5.00%, 2/15/21	United States	600,000	603,911
Kodiak Oil & Gas Corp., senior note,
8.125%, 12/01/19	United States	1,400,000	1,559,250
5.50%, 1/15/21	United States	500,000	515,625
Linn Energy LLC/Finance Corp., senior note,
6.50%, 5/15/19	United States	600,000	628,500
8.625%, 4/15/20	United States	2,000,000	2,182,500
7.75%, 2/01/21	United States	700,000	756,000
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note,
8.875%, 4/01/18	United States	1,316,000	1,374,404
7.25%, 2/15/21	United States	1,100,000	1,159,125
Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	United States	1,500,000	1,575,000
[b]Murray Energy Corp., senior secured note, 144A, 8.625%, 6/15/21	United States	1,200,000	1,269,000
[b]Oasis Petroleum Inc., senior note, 144A, 6.875%, 3/15/22	United States	1,500,000	1,631,250
[b]Ocean Rig UDW Inc., senior note, 144A, 7.25%, 4/01/19	Cyprus	1,200,000	1,199,250
Offshore Group Investment Ltd.,
senior bond, first lien, 7.125%, 4/01/23	United States	1,000,000	1,022,500
senior secured note, first lien, 7.50%, 11/01/19	United States	1,400,000	1,502,375
PBF Holding Co. LLC, first lien, 8.25%, 2/15/20	United States	2,500,000	2,725,000
Peabody Energy Corp., senior note,
6.50%, 9/15/20	United States	1,700,000	1,763,750
6.25%, 11/15/21	United States	1,700,000	1,712,750
Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	1,200,000	1,341,000
Penn Virginia Resource Partners LP/Finance Corp. II, senior note,
8.375%, 6/01/20	United States	1,094,000	1,233,485
6.50%, 5/15/21	United States	600,000	643,500
QEP Resources Inc., senior note,
5.375%, 10/01/22	United States	1,500,000	1,515,000
5.25%, 5/01/23	United States	800,000	800,000
QR Energy LP/QRE Finance, senior note, 9.25%, 8/01/20	United States	1,900,000	2,042,500
Quicksilver Resources Inc.,
[b,h] secured note, second lien, 144A, FRN, 7.00%, 6/21/19	United States	1,300,000	1,287,813
senior note, 9.125%, 8/15/19	United States	1,000,000	1,000,000
Sabine Pass Liquefaction LLC, first lien, 5.625%,
2/01/21	United States	2,400,000	2,487,000
4/15/23	United States	900,000	898,875
[b]Samson Investment Co., senior note, 144A, 9.75%, 2/15/20	United States	2,500,000	2,737,500
[b]Sanchez Energy Corp., senior note, 144A, 7.75%, 6/15/21	United States	1,800,000	1,930,500
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	2,600,000	2,821,000
			86,261,577
Food, Beverage & Tobacco 2.7%
Del Monte Corp., senior note, 7.625%, 2/15/19	United States	2,102,000	2,192,649
[b]Dole Food Co. Inc., senior secured note, 144A, 7.25%, 5/01/19	United States	1,600,000	1,610,000
[b]JBS USA LLC/Finance Inc., senior note, 144A,
8.25%, 2/01/20	United States	2,600,000	2,860,000
7.25%, 6/01/21	United States	400,000	427,000
[b]Post Holdings Inc., senior note, 144A,
6.75%, 12/01/21	United States	600,000	636,750
7.375%, 2/15/22	United States	1,600,000	1,728,000
[b]Sun Merger Sub Inc., senior note, 144A, 5.875%, 8/01/21	United States	700,000	729,312
			10,183,711
Health Care Equipment & Services 5.9%
Alere Inc.,
senior note, 7.25%, 7/01/18	United States	2,200,000	2,431,000
senior sub. note, 6.50%, 6/15/20	United States	300,000	316,500
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., senior note,
7.75%, 2/15/19	United States	1,500,000	1,627,500

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
6.00%, 10/15/21	United States	400,000	417,000
CHS/Community Health Systems Inc.,
[b] senior note, 144A, 6.875%, 2/01/22	United States	300,000	315,000
senior note, 8.00%, 11/15/19	United States	1,700,000	1,876,375
senior note, 7.125%, 7/15/20	United States	700,000	760,375
senior secured note, 5.125%, 8/15/18	United States	1,500,000	1,578,750
ExamWorks Group Inc., senior note, 9.00%, 7/15/19	United States	1,300,000	1,436,500
HCA Inc.,
secured note, 5.00%, 3/15/24	United States	1,300,000	1,305,687
senior note, 7.50%, 2/15/22	United States	800,000	916,000
senior note, 5.875%, 5/01/23	United States	2,500,000	2,578,125
senior secured bond, 7.25%, 9/15/20	United States	900,000	975,375
senior secured note, 7.875%, 2/15/20	United States	1,000,000	1,067,000
senior secured note, 5.875%, 3/15/22	United States	1,000,000	1,080,000
Tenet Healthcare Corp., senior note,
8.125%, 4/01/22	United States	3,000,000	3,360,000
[b] 144A, 5.00%, 3/01/19	United States	100,000	100,125
			22,141,312
Materials 12.1%
ArcelorMittal, senior note, 6.00%, 3/01/21	Luxembourg	1,900,000	2,029,551
[b]Ardagh Packaging Finance PLC, senior note, 144A, 9.125%, 10/15/20	Luxembourg	600,000	670,500
[b]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 6.25%, 1/31/19	Luxembourg	300,000	314,250
senior note, 144A, 7.00%, 11/15/20	Luxembourg	176,471	186,287
senior note, 144A, 6.75%, 1/31/21	Luxembourg	300,000	315,188
senior secured note, first lien, 144A, 7.375%, 10/15/17	Luxembourg	600,000	639,375
[b]Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	2,000,000	1,845,000
[b]BlueScope Steel Ltd./BlueScope Steel Finance, senior note, 144A, 7.125%, 5/01/18	Australia	2,000,000	2,125,000
[b,g]Cemex Finance LLC, senior secured note, 144A, 6.00%, 4/01/24	Mexico	1,000,000	1,003,125
[b]Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	Mexico	2,500,000	2,728,125
[b]Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	3,100,000	3,115,500
[b]Exopack Holding Corp., senior note, 144A, 10.00%, 6/01/18	United States	1,600,000	1,740,000
[b]First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	Canada	2,000,000	2,035,000
7.00%, 2/15/21	Canada	1,836,000	1,877,310
[b]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,
6.875%, 2/01/18	Australia	2,000,000	2,112,500
8.25%, 11/01/19	Australia	500,000	551,875
6.875%, 4/01/22	Australia	200,000	216,250
[b]Ineos Finance PLC, senior secured note, 144A,
8.375%, 2/15/19	Switzerland	200,000	221,750
7.50%, 5/01/20	Switzerland	500,000	549,375
[b]Ineos Group Holdings SA, senior note, 144A,
6.125%, 8/15/18	Switzerland	1,300,000	1,353,625
5.875%, 2/15/19	Switzerland	500,000	513,125
Novelis Inc., senior note, 8.75%, 12/15/20	Canada	1,300,000	1,459,250
Olin Corp., senior bond, 5.50%, 8/15/22	United States	3,200,000	3,288,000
[b]Orion Engineered Carbons Bondco GmbH, senior secured note, first lien, 144A,
9.625%, 6/15/18	Germany	1,600,000	1,742,000
[b,f]Orion Engineered Carbons Finance & Co. SCA, senior note, 144A, PIK, 9.25%, 8/01/19	Germany	500,000	521,250
[b]Perstorp Holding AB, first lien, 144A, 8.75%, 5/15/17	Sweden	2,500,000	2,676,447
[b]Rain CII Carbon LLC/Corp., second lien, 144A, 8.25%, 1/15/21	United States	1,200,000	1,242,000
Reynolds Group Issuer Inc./LLC/SA,
first lien, 5.75%, 10/15/20	United States	1,400,000	1,473,500
senior note, 8.50%, 5/15/18	United States	2,800,000	2,940,000
senior note, 9.00%, 4/15/19	United States	200,000	215,000
senior note, 9.875%, 8/15/19	United States	200,000	224,500
senior note, 8.25%, 2/15/21	United States	400,000	438,500
[b]Sealed Air Corp., senior note, 144A,
8.125%, 9/15/19	United States	800,000	898,000
6.50%, 12/01/20	United States	500,000	553,750
8.375%, 9/15/21	United States	600,000	693,750

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited)

[b]U.S. Coatings Acquisition Inc./Flash Dutch 2 BV, senior note, 144A, 7.375%, 5/01/21	United States	700,000	764,750
			45,273,408
Media 7.9%
Cablevision Systems Corp., senior note, 7.75%, 4/15/18	United States	1,000,000	1,146,250
[b]CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., senior bond,
144A, 5.625%, 2/15/24	United States	200,000	205,500
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	900,000	892,125
senior note, 6.50%, 4/30/21	United States	1,500,000	1,595,625
Clear Channel Communications Inc., senior secured bond, first lien, 9.00%, 3/01/21	United States	3,800,000	3,985,250
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	1,000,000	1,073,750
senior sub. note, 7.625%, 3/15/20	United States	200,000	215,500
senior sub. note, 7.625%, 3/15/20	United States	1,100,000	1,193,500
CSC Holdings LLC, senior note, 6.75%, 11/15/21	United States	1,500,000	1,683,750
DISH DBS Corp., senior note,
7.125%, 2/01/16	United States	2,000,000	2,190,000
6.75%, 6/01/21	United States	1,500,000	1,683,750
[b]Gannett Co. Inc.,
senior bond, 144A, 6.375%, 10/15/23	United States	2,000,000	2,127,500
senior note, 144A, 5.125%, 7/15/20	United States	700,000	722,750
[b]The Nielsen Co. (Luxembourg) S.a.r.l., senior note, 144A, 5.50%, 10/01/21	United States	900,000	944,438
[b]Radio One Inc., senior sub. note, 144A, 9.25%, 2/15/20	United States	800,000	852,000
[b]Univision Communications Inc., senior secured note, 144A,
6.875%, 5/15/19	United States	2,500,000	2,693,750
7.875%, 11/01/20	United States	700,000	777,000
[b]UPCB Finance III Ltd., senior secured note, 144A, 6.625%, 7/01/20	Netherlands	1,000,000	1,075,000
[b]UPCB Finance VI Ltd., senior secured note, 144A, 6.875%, 1/15/22	Netherlands	500,000	544,375
[b,g]Videotron Ltd., senior bond, 144A, 5.375%, 6/15/24	Canada	800,000	806,000
[b]Virgin Media Secured Finance PLC, senior secured bond, 144A, 5.50%, 1/15/25	United Kingdom	1,100,000	1,113,062
[b]VTR Finance BV, senior secured note, 144A, 6.875%, 1/15/24	Chile	900,000	938,250
[b,g]WMG Acquisition Corp., senior note, 144A, 5.625%, 4/15/22	United States	1,000,000	1,017,500
			29,476,625
Pharmaceuticals, Biotechnology & Life Sciences 2.9%
[b]Grifols Worldwide Operations Ltd., senior note, 144A, 5.25%, 4/01/22	Spain	400,000	410,000
[b]inVentiv Health Inc., senior secured note, 144A, 9.00%, 1/15/18	United States	600,000	639,000
[b,f]Jaguar Holding Co. I, senior note, 144A, PIK, 9.375%, 10/15/17	United States	1,200,000	1,267,500
[b]Jaguar Holding Co. II/Merger Sub Inc., senior note, 144A, 9.50%, 12/01/19	United States	700,000	782,250
Par Pharmaceutical Cos. Inc., senior note, 7.375%, 10/15/20	United States	3,300,000	3,588,750
[b]Salix Pharmaceuticals Ltd., senior note, 144A, 6.00%, 1/15/21	United States	400,000	428,000
[b]Valeant Pharmaceuticals International Inc., senior note, 144A,
7.50%, 7/15/21	United States	200,000	226,000
5.625%, 12/01/21	United States	300,000	315,750
[b]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	United States	3,000,000	3,255,000
			10,912,250
Retailing 0.9%
[b]American Builders & Contractors Supply Co. Inc., senior note, 144A, 5.625%, 4/15/21	United States	2,100,000	2,178,750
[b]New Look Bondco I PLC, secured note, 144A, 8.375%, 5/14/18	United Kingdom	1,000,000	1,070,000
			3,248,750
Semiconductors & Semiconductor Equipment 0.7%
Freescale Semiconductor Inc., senior note,
8.05%, 2/01/20	United States	1,028,000	1,134,655
10.75%, 8/01/20	United States	1,104,000	1,286,160
			2,420,815
Software & Services 3.4%
[b]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	1,600,000	1,692,000
Equinix Inc., senior bond, 5.375%, 4/01/23	United States	2,500,000	2,562,500
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	1,500,000	1,792,500
senior note, 11.25%, 1/15/21	United States	1,000,000	1,146,250
[b] senior secured bond, 144A, 8.25%, 1/15/21	United States	2,500,000	2,725,000
Sterling International Inc., senior note, 11.00%, 10/01/19	United States	1,200,000	1,269,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

West Corp., senior note, 7.875%, 1/15/19	United States	1,500,000		1,616,250
				12,803,500
Technology Hardware & Equipment 1.5%
[b]Alcatel-Lucent USA Inc., senior note, 144A, 6.75%, 11/15/20	United States	2,400,000		2,550,000
[b]Blackboard Inc., senior note, 144A, 7.75%, 11/15/19	United States	800,000		842,000
[b,f]CommScope Holdings Co. Inc., senior note, 144A, PIK, 6.625%, 6/01/20	United States	400,000		425,000
[b]CommScope Inc., senior note, 144A, 8.25%, 1/15/19	United States	1,746,000		1,898,775
				5,715,775
Telecommunication Services 10.3%
[b]Altice Financing SA, secured note, 144A, 6.50%, 1/15/22	Luxembourg	800,000		846,000
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	100,000		106,625
senior note, 6.45%, 6/15/21	United States	400,000		432,000
senior note, 5.80%, 3/15/22	United States	2,500,000		2,568,750
Cricket Communications Inc., senior note, 7.75%, 10/15/20	United States	1,500,000		1,717,125
[b]Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	2,000,000		2,140,470
[b]Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	1,200,000		1,229,250
[b]eAccess Ltd., senior note, 144A, 8.25%, 4/01/18	Japan	1,800,000		1,969,875
Frontier Communications Corp.,
senior bond, 7.625%, 4/15/24	United States	200,000		210,000
senior note, 8.50%, 4/15/20	United States	2,000,000		2,335,000
senior note, 8.75%, 4/15/22	United States	900,000		1,031,625
senior note, 7.875%, 1/15/27	United States	200,000		202,500
Intelsat Jackson Holdings SA,
[b] senior bond, 144A, 5.50%, 8/01/23	Luxembourg	500,000		492,500
senior note, 7.25%, 10/15/20	Luxembourg	900,000		979,875
senior note, 7.50%, 4/01/21	Luxembourg	3,800,000		4,189,500
[b]Lynx II Corp., senior bond, 144A, 6.375%, 4/15/23	United Kingdom	1,700,000		1,810,500
[b]Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	1,500,000		1,603,125
[b]Sprint Corp.,
senior bond, 144A, 7.125%, 6/15/24	United States	500,000		526,250
senior note, 144A, 7.875%, 9/15/23	United States	500,000		551,250
Sprint Nextel Corp., senior note,
8.375%, 8/15/17	United States	3,000,000		3,543,750
[b] 144A, 9.00%, 11/15/18	United States	3,000,000		3,675,000
[b] 144A, 7.00%, 3/01/20	United States	300,000		347,250
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	400,000		420,000
senior note, 6.542%, 4/28/20	United States	1,600,000		1,728,000
senior note, 6.125%, 1/15/22	United States	200,000		210,250
[b]Wind Acquisition Finance SA, 144A, 11.75%, 07/15/2017, senior secured note, 11.75%,
7/15/17	Italy	2,000,000		2,108,700
[b,f]Wind Acquisition Holdings Finance SA, senior secured note, 144A, PIK, 12.25%,
7/15/17	Italy	673,064		708,400
7/15/17	Italy	649,764	EUR	941,529
				38,625,099
Transportation 1.5%
Hertz Corp., senior note,
7.50%, 10/15/18	United States	1,100,000		1,175,625
6.75%, 4/15/19	United States	2,200,000		2,367,750
[b]Stena AB, senior bond, 144A, 7.00%, 2/01/24	Sweden	1,000,000		1,020,000
[b]Stena International SA, secured bond, 144A, 5.75%, 3/01/24	Sweden	1,000,000		1,001,875
				5,565,250
Utilities 2.0%
[b]Calpine Corp.,
senior secured bond, first lien, 144A, 5.875%, 1/15/24	United States	400,000		408,000
senior secured note, 144A, 7.875%, 7/31/20	United States	654,000		722,670
senior secured note, 144A, 7.50%, 2/15/21	United States	1,170,000		1,284,075
senior secured note, 144A, 7.875%, 1/15/23	United States	782,000		879,750
senior secured note, first lien, 144A, 6.00%, 1/15/22	United States	100,000		105,500
[b]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	1,700,000		1,796,688

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited)
[b]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	United States	3,000,000	2,317,500
			7,514,183
Total Corporate Bonds (Cost $331,457,337)			351,772,243
[h]Senior Floating Rate Interests 1.5%
Capital Goods 0.2%
Navistar Inc., Tranche B Term Loan, 5.75%, 8/17/17	United States	760,128	771,530
Household & Personal Products 0.6%
Sun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20	United States	2,376,000	2,271,059
Telecommunication Services 0.4%
Altice Financing SA, Loans, 5.50%, 6/24/19	Luxembourg	1,695,750	1,734,435
Utilities 0.3%
Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan, 4.737%, 10/10/17	United States	1,431,288	1,035,895
Total Senior Floating Rate Interests (Cost $5,974,969)			5,812,919
		Shares
Escrows and Litigation Trusts (Cost $ ) 0.0%
[a,e]NewPage Corp., Litigation Trust	United States	2,500,000
Total Investments before Short Term Investments (Cost $340,376,712)			359,773,259
Short Term Investments (Cost $9,632,942) 2.6%
		Principal Amount*
Repurchase Agreements 2.6%
[i]Joint Repurchase Agreement, 0.045%, 4/01/14 (Maturity Value $9,632,954)	United States	9,632,942	9,632,942
BNP Paribas Securities Corp. (Maturity Value $1,684,515)
Deutsche Bank Securities Inc. (Maturity Value $1,041,997)
HSBC Securities (USA) Inc. (Maturity Value $4,716,583)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $2,189,859)
Collateralized by U.S. Government Agency Securities, 0.00% - 5.625%, 3/26/15
- 11/23/35; U.S. Government Agency Securities, Strips, 6/01/17; U.S. Treasury
Bonds, 7.25% - 10.625%, 8/15/15 - 2/15/19; U.S. Treasury Notes, 0.25% -
4.875%, 5/15/15 - 3/31/19; and U.S. Treasury Notes, Index Linked, 2.375%,
1/15/17 (valued at $9,829,215 )
Total Investments (Cost $350,009,654) 98.5%			369,406,201
Other Assets, less Liabilities 1.5%			5,746,606
Net Assets 100.0%			$375,152,807

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2014, the aggregate value of these securities was $145,732,090, representing 38.85% of net assets.
c Perpetual security with no stated maturity date.
d Defaulted security or security for which income has been deemed uncollectible.
e Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2014, the aggregate value of these securities was $191, representing less than 0.01% of net assets.
f Income may be received in additional securities and/or cash.
g Security purchased on a when-issued basis.
h The coupon rate shown represents the rate at period end.
i At March 31, 2014, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

At March 31, 2014, the Fund had the follow ing forw ard exchange contracts outstanding. See Note 3.

Forw ard Exchange Contracts
				Contract	Settlement	Unrealized		Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation		Depreciation
Euro	DBAB	Sell	600,000	$823,230	12/17/14		$-	$(3,376)
[a] May be comprised of multiple contracts using the same currency and settlement date.
ABBREVIATIONS
Counterparty
DBAB - Deutsche Bank AG

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited)

Franklin Income Securities Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 53.5%
Consumer Discretionary 0.9%
[a,b]Dex Media Inc.	United States	458,876	$4,221,659
Ford Motor Co.	United States	1,000,000	15,600,000
General Motors Co.	United States	384,539	13,235,833
McDonald's Corp.	United States	113,300	11,106,799
Target Corp.	United States	394,200	23,853,042
			68,017,333
Consumer Staples 1.0%
The Coca-Cola Co.	United States	729,800	28,214,068
PepsiCo Inc.	United States	584,000	48,764,000
			76,978,068
Energy 9.2%
BP PLC, ADR	United Kingdom	2,750,000	132,275,000
[a]Callon Petroleum Co.	United States	81,643	683,352
Canadian Oil Sands Ltd.	Canada	3,212,700	67,398,691
Chesapeake Energy Corp.	United States	581,500	14,898,030
Chevron Corp.	United States	561,000	66,708,510
Exxon Mobil Corp.	United States	884,850	86,432,148
Halliburton Co.	United States	1,151,700	67,823,613
Royal Dutch Shell PLC, A, ADR	United Kingdom	1,951,748	142,594,709
Spectra Energy Corp.	United States	600,000	22,164,000
Total SA, B, ADR	France	732,900	48,078,240
Transocean Ltd.	United States	400,000	16,536,000
The Williams Cos. Inc.	United States	563,900	22,883,062
			688,475,355
Financials 6.4%
Banco Santander SA	Spain	2,308,248	22,010,886
Bank of America Corp.	United States	4,909,800	84,448,560
Barclays PLC	United Kingdom	3,473,166	13,515,981
Citigroup Inc.	United States	350,000	16,660,000
Commonwealth Bank of Australia	Australia	374,700	26,910,150
HSBC Holdings PLC	United Kingdom	4,341,457	43,966,377
JPMorgan Chase & Co.	United States	1,606,400	97,524,544
MetLife Inc.	United States	258,509	13,649,275
Wells Fargo & Co.	United States	2,863,100	142,410,594
Westfield Retail Trust	Australia	5,543,693	15,320,838
			476,417,205
Health Care 6.4%
Eli Lilly & Co.	United States	434,800	25,592,328
Johnson & Johnson	United States	617,800	60,686,494
Merck & Co. Inc.	United States	3,023,200	171,627,064
Pfizer Inc.	United States	3,055,375	98,138,645
Roche Holding AG	Switzerland	257,719	77,257,392
Sanofi, ADR	France	868,292	45,394,306
			478,696,229
Industrials 3.2%
[a]CEVA Holdings LLC	United Kingdom	13,012	16,265,325
Deere & Co.	United States	100,000	9,080,000
General Electric Co.	United States	4,341,500	112,401,435
Lockheed Martin Corp.	United States	253,200	41,332,368
Republic Services Inc.	United States	527,300	18,012,568
Waste Management Inc.	United States	1,028,200	43,256,374
			240,348,070
Information Technology 2.9%
Apple Inc.	United States	50,000	26,837,000
Cisco Systems Inc.	United States	1,534,600	34,390,386
Intel Corp.	United States	3,679,300	94,962,733
QUALCOMM Inc.	United States	200,000	15,772,000

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

Texas Instruments Inc.	United States	924,800	43,604,320
			215,566,439
Materials 8.4%
Agrium Inc.	Canada	650,000	63,388,000
AngloGold Ashanti Ltd., ADR	South Africa	199,655	3,410,107
BHP Billiton PLC	United Kingdom	2,566,292	78,904,269
The Dow Chemical Co.	United States	3,207,200	155,837,848
E. I. du Pont de Nemours and Co.	United States	1,047,500	70,287,250
Freeport-McMoRan Copper & Gold Inc., B	United States	500,000	16,535,000
Goldcorp Inc.	Canada	1,508,600	36,930,528
LyondellBasell Industries NV, A	United States	1,050,000	93,387,000
The Mosaic Co.	United States	200,000	10,000,000
Newmont Mining Corp.	United States	735,317	17,235,831
Rio Tinto PLC, ADR	United Kingdom	1,500,000	83,745,000
			629,660,833
Telecommunication Services 1.7%
AT&T Inc.	United States	2,000,000	70,140,000
CenturyLink Inc.	United States	500,000	16,420,000
Telstra Corp. Ltd.	Australia	4,946,331	23,303,114
Verizon Communications Inc.	United States	101,992	4,851,759
Vodafone Group PLC	United Kingdom	2,115,279	7,767,970
			122,482,843
Utilities 13.4%
AGL Resources Inc.	United States	290,732	14,234,239
American Electric Power Co. Inc.	United States	1,300,000	65,858,000
Dominion Resources Inc.	United States	800,000	56,792,000
Duke Energy Corp.	United States	1,302,500	92,764,050
[a,b]Dynegy Inc.	United States	3,500,000	87,290,000
[a,b]Dynegy Inc., wts., 10/02/17	United States	242,666	424,665
Entergy Corp.	United States	738,100	49,341,985
Exelon Corp.	United States	2,500,000	83,900,000
FirstEnergy Corp.	United States	1,095,900	37,293,477
[a]HK Electric Investments/HK Electric Investments Ltd.	Hong Kong	7,500,000	4,834,686
NextEra Energy Inc.	United States	651,300	62,277,306
PG&E Corp.	United States	1,736,600	75,021,120
Pinnacle West Capital Corp.	United States	260,500	14,238,930
PPL Corp.	United States	1,615,400	53,534,356
Public Service Enterprise Group Inc.	United States	1,823,500	69,548,290
Sempra Energy	United States	868,300	84,016,708
The Southern Co.	United States	1,500,000	65,910,000
TECO Energy Inc.	United States	1,753,700	30,075,955
Xcel Energy Inc.	United States	1,710,964	51,944,867
			999,300,634
Total Common Stocks and Other Equity Interests (Cost $3,172,442,918)			3,995,943,009
Equity-Linked Securities 2.6%
Energy 1.3%
[c]Barclays Bank PLC into Devon Energy Corp., 6.00%, 144A	United States	650,000	43,020,835
[c]Barclays Bank PLC into Weatherford International Inc., 7.50%, 144A	United States	850,000	14,523,610
[c]JPMorgan Chase & Co. into Anadarko Petroleum Corp., 5.00%, 144A	United States	450,000	38,513,250
			96,057,695
Information Technology 0.3%
[c]Wells Fargo & Co. into Broadcom Corp., 7.00%, 144A	United States	600,000	17,789,760
Materials 1.0%
[c]JPMorgan Chase & Co. into Freeport-McMoRan Copper & Gold Inc., 9.00%, 144A	United States	1,170,000	40,637,610
[c]Morgan Stanley into Barrick Gold Corp., 9.00%, 144A	Canada	1,980,000	36,466,452
			77,104,062
Total Equity-Linked Securities (Cost $206,867,600)			190,951,517
Convertible Preferred Stocks 3.7%
Energy 0.5%
Halcon Resources Corp., 5.75%, cvt. pfd., A	United States	10,000	8,165,000
[c]Sanchez Energy Corp., 6.50%, cvt. pfd., B, 144A	United States	200,000	15,581,820

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

SandRidge Energy Inc., 7.00%, cvt. pfd.	United States	121,600		12,376,813
				36,123,633
Financials 2.6%
Bank of America Corp., 7.25%, cvt. pfd., L	United States	78,200		89,477,222
FelCor Lodging Trust Inc., 7.80%, cvt. pfd., A	United States	347,325		8,634,499
[a]FNMA, 5.38%, cvt. pfd.	United States	525		18,375,000
MetLife Inc., 5.00%, cvt. pfd.	United States	455,925		14,042,490
Wells Fargo & Co., 7.50%, cvt. pfd., A	United States	53,000		62,169,000
				192,698,211
Industrials 0.2%
[a]CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	397		662,990
[a]CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	14,711		18,388,625
				19,051,615
Materials 0.1%
ArcelorMittal, 6.00%, cvt. pfd.	Luxembourg	160,000		3,872,496
Utilities 0.3%
Dominion Resources Inc., 6.00%, cvt. pfd., B	United States	145,000		8,376,650
Dominion Resources Inc., 6.125%, cvt. pfd., A	United States	145,000		8,337,500
NextEra Energy Inc., 5.89%, cvt. pfd.	United States	83,100		5,096,523
				21,810,673
Total Convertible Preferred Stocks (Cost $251,458,952)				273,556,628
Preferred Stocks 0.4%
Financials 0.4%
Ally Financial Inc., 8.50%, pfd., A	United States	44,025		1,204,084
[a]FHLMC, 8.375%, pfd., Z	United States	745,175		8,196,925
[a]FNMA, 6.75%, pfd.	United States	434,150		3,868,277
[a]FNMA, 7.625%, pfd., R	United States	694,650		6,494,977
[a]FNMA, 8.25%, pfd.	United States	739,375		7,748,650
Total Preferred Stocks (Cost $66,307,803)				27,512,913
		Principal Amount*
Convertible Bonds 0.7%
Consumer Discretionary 0.5%
[c]Volkswagen International Finance, cvt., sub. note, 144A, 5.50%, 11/09/15	Germany	25,000,000	EUR	39,777,433
Materials 0.2%
Cemex SAB de CV, cvt., sub. note,
3.25%, 3/15/16	Mexico	1,700,000		2,339,769
3.75%, 3/15/18	Mexico	7,920,000		11,317,997
				13,657,766
Total Convertible Bonds (Cost $41,031,813)				53,435,199
Corporate Bonds 31.7%
Consumer Discretionary 5.7%
[c]Academy Ltd./Finance Corp., senior note, 144A, 9.25%, 8/01/19	United States	5,300,000		5,810,125
Cablevision Systems Corp., senior note, 7.75%, 4/15/18	United States	10,000,000		11,462,500
Caesars Entertainment Operating Co. Inc., senior secured note,
11.25%, 6/01/17	United States	10,000,000		9,650,000
8.50%, 2/15/20	United States	3,900,000		3,471,000
first lien, 9.00%, 2/15/20	United States	25,000,000		22,562,500
[c]CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.,
senior bond, 144A, 5.625%, 2/15/24	United States	1,600,000		1,644,000
senior note, 144A, 5.25%, 2/15/22	United States	1,600,000		1,644,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.75%, 1/15/24	United States	15,000,000		14,925,000
senior note, 6.50%, 4/30/21	United States	15,000,000		15,956,250
Chrysler Group LLC/CG Co-Issuer Inc., senior secured note,
8.00%, 6/15/19	United States	25,000,000		27,500,000
8.25%, 6/15/21	United States	12,800,000		14,544,000
[c] 144A, 8.25%, 6/15/21	United States	2,600,000		2,954,250
Clear Channel Communications Inc.,
[d] senior note, PIK, 14.00%, 2/01/21	United States	13,332,000		13,354,224
senior secured bond, first lien, 9.00%, 3/01/21	United States	24,100,000		25,274,875

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
senior secured note, first lien, 9.00%, 12/15/19	United States	18,000,000		18,990,000
Clear Channel Worldwide Holdings Inc., senior sub. note, 7.625%, 3/15/20	United States	8,750,000		9,493,750
ClubCorp Club Operations Inc., senior note, 10.00%, 12/01/18	United States	9,684,000		10,688,715
CSC Holdings LLC, senior note, 6.75%, 11/15/21	United States	15,400,000		17,286,500
Cumulus Media Holdings Inc., senior note, 7.75%, 5/01/19	United States	10,000,000		10,700,000
[d]Dex Media Inc., senior sub. note, PIK, 14.00%, 1/29/17	United States	15,985,149		9,631,052
DISH DBS Corp., senior bond, 5.00%, 3/15/23	United States	15,000,000		15,150,000
The Goodyear Tire & Rubber Co., senior note,
8.25%, 8/15/20	United States	4,900,000		5,481,875
6.50%, 3/01/21	United States	12,600,000		13,797,000
HD Supply Inc., senior note, 7.50%, 7/15/20	United States	10,000,000		10,962,500
[c]Jaguar Land Rover Automotive PLC, 144A, 8.125%, 5/15/21	United Kingdom	2,118,000		2,426,000
KB Home,
senior bond, 7.50%, 9/15/22	United States	6,500,000		7,150,000
senior note, 7.25%, 6/15/18	United States	10,600,000		11,978,000
[c]Laureate Education Inc., 144A, 9.25%, 9/01/19	United States	5,000,000		5,350,000
MGM Resorts International, senior note,
6.625%, 7/15/15	United States	3,200,000		3,408,000
10.00%, 11/01/16	United States	20,000,000		23,975,000
8.625%, 2/01/19	United States	3,700,000		4,449,250
5.25%, 3/31/20	United States	5,000,000		5,162,500
6.75%, 10/01/20	United States	5,500,000		6,111,875
Shea Homes LP/Funding Corp., senior secured note, 8.625%, 5/15/19	United States	6,700,000		7,420,250
[c]Univision Communications Inc., senior secured note, 144A,
6.875%, 5/15/19	United States	15,000,000		16,162,500
5.125%, 5/15/23	United States	10,000,000		10,275,000
[c]UPCB Finance III Ltd., senior secured note, 144A, 6.625%, 7/01/20	Netherlands	7,500,000		8,062,500
[c]Virgin Media Secured Finance PLC, senior secured bond, 144A, 5.50%, 1/15/25	United Kingdom	10,000,000		10,118,750
Visant Corp., senior note, 10.00%, 10/01/17	United States	12,800,000		12,816,000
				427,799,741
Consumer Staples 1.0%
Alliance One International Inc., secured note, second lien, 9.875%, 7/15/21	United States	10,000,000		10,275,000
[c]Boparan Finance PLC, senior note, 144A,
9.75%, 4/30/18	United Kingdom	2,000,000	EUR	2,974,326
9.875%, 4/30/18	United Kingdom	7,500,000	GBP	13,511,729
[c]Innovation Ventures LLC/Finance Corp., secured note, 144A, 9.50%, 8/15/19	United States	5,000,000		4,762,500
[c]JBS USA LLC/Finance Inc., senior note, 144A,
8.25%, 2/01/20	United States	10,000,000		11,000,000
7.25%, 6/01/21	United States	12,500,000		13,375,000
7.25%, 6/01/21	United States	4,900,000		5,230,750
SUPERVALU Inc., senior note, 8.00%, 5/01/16	United States	5,000,000		5,537,500
U.S. Foods Inc., 8.50%, 6/30/19	United States	10,000,000		10,832,500
				77,499,305
Energy 6.8%
Alpha Natural Resources Inc., senior note, 6.25%, 6/01/21	United States	2,500,000		1,893,750
[c]Antero Resources Corp., senior note, 144A, 5.375%, 11/01/21	United States	2,200,000		2,234,375
Antero Resources Finance Corp., senior note, 7.25%, 8/01/19	United States	2,534,000		2,711,380
Arch Coal Inc., senior note,
7.00%, 6/15/19	United States	5,500,000		4,276,250
7.25%, 6/15/21	United States	12,500,000		9,500,000
Bill Barrett Corp., senior note, 7.00%, 10/15/22	United States	5,000,000		5,287,500
Callon Petroleum Co., senior secured note, 13.00%, 9/15/16	United States	3,897,250		4,034,667
CGG, senior note, 6.50%, 6/01/21	France	12,500,000		12,750,000
CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	Canada	22,500,000		24,525,000
Chesapeake Energy Corp., senior note,
7.25%, 12/15/18	United States	23,000,000		26,910,000
5.75%, 3/15/23	United States	13,200,000		14,041,500
CONSOL Energy Inc., senior note, 8.25%, 4/01/20	United States	1,800,000		1,964,250
El Paso Corp., senior note, MTN, 7.75%, 1/15/32	United States	22,000,000		23,639,616
Energy XXI Gulf Coast Inc., senior note, 9.25%, 12/15/17	United States	10,000,000		10,925,000
EP Energy LLC/Finance Inc., senior note, 9.375%, 5/01/20	United States	10,000,000		11,612,500
EXCO Resources Inc., senior note, 7.50%, 9/15/18	United States	10,500,000		10,605,000
[c]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	16,840,000		17,629,375
[c]Gibson Energy Inc., senior note, 144A, 6.75%, 7/15/21	Canada	7,000,000		7,542,500

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
Halcon Resources Corp., senior note,
9.75%, 7/15/20	United States	10,000,000	10,825,000
[c] 144A, 9.25%, 2/15/22	United States	5,800,000	6,075,500
[c]Kinder Morgan Inc.,
senior secured bond, first lien, 144A, 5.625%, 11/15/23	United States	9,800,000	9,742,601
senior secured note, 144A, 5.00%, 2/15/21	United States	2,400,000	2,415,646
Linn Energy LLC/Finance Corp., senior note, 8.625%, 4/15/20	United States	20,000,000	21,825,000
Magnum Hunter Resources Corp., senior note, 9.75%, 5/15/20	United States	5,000,000	5,562,500
Midstates Petroleum Co. Inc./LLC, senior note, 10.75%, 10/01/20	United States	5,000,000	5,550,000
[c]Niska Gas Storage Canada ULC/Finance Corp., senior note, 144A, 6.50%, 4/01/19	United States	11,500,000	11,370,625
[c]Ocean Rig UDW Inc., senior note, 144A, 7.25%, 4/01/19	Cyprus	7,500,000	7,495,313
Peabody Energy Corp., senior note, 6.25%, 11/15/21	United States	15,000,000	15,112,500
Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	8,600,000	9,610,500
Plains Exploration & Production Co., senior note, 6.50%, 11/15/20	United States	10,000,000	11,062,500
Quicksilver Resources Inc., senior note, 9.125%, 8/15/19	United States	20,000,000	20,000,000
Regency Energy Partners LP/Regency Energy Finance Corp., senior note, 5.875%,
3/01/22	United States	3,900,000	4,056,000
Sabine Pass Liquefaction LLC, first lien, 5.625%, 2/01/21	United States	15,100,000	15,647,375
Sabine Pass LNG LP,
first lien, 6.50%, 11/01/20	United States	10,000,000	10,550,000
senior secured note, 7.50%, 11/30/16	United States	10,000,000	11,100,000
[c]Samson Investment Co., senior note, 144A, 9.75%, 2/15/20	United States	26,300,000	28,798,500
[c]Sanchez Energy Corp., senior note, 144A, 7.75%, 6/15/21	United States	9,300,000	9,974,250
SandRidge Energy Inc., senior note,
8.75%, 1/15/20	United States	20,000,000	21,650,000
7.50%, 3/15/21	United States	15,000,000	16,087,500
8.125%, 10/15/22	United States	10,000,000	10,950,000
7.50%, 2/15/23	United States	6,600,000	7,029,000
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	40,500,000	43,942,500
			508,515,473
Financials 2.7%
Ally Financial Inc., senior note, 6.25%, 12/01/17	United States	3,900,000	4,368,000
[e]Bank of America Corp., junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter,
Perpetual	United States	5,000,000	5,739,865
[e]Citigroup Inc., junior sub. note, 5.90% to 2/15/2023, FRN thereafter, Perpetual	United States	12,500,000	12,293,963
E*TRADE Financial Corp., senior note, 6.00%, 11/15/17	United States	12,500,000	13,203,125
International Lease Finance Corp., senior note, 8.75%, 3/15/17	United States	15,000,000	17,662,500
[e]JPMorgan Chase & Co., junior sub. note, 1, 7.90% to 4/30/19, FRN thereafter,
Perpetual	United States	85,000,000	96,475,000
Morgan Stanley, senior note, 5.50%, 1/26/20	United States	15,000,000	16,943,700
Nationstar Mortgage LLC/Nationstar Capital Corp., senior note, 9.625%, 5/01/19	United States	5,000,000	5,550,000
[c]Nuveen Investments Inc., senior note, 144A, 9.50%, 10/15/20	United States	13,600,000	14,552,000
[e]PNC Financial Services Group Inc., junior sub. note, 4.85% to 6/01/23, FRN thereafter,
Perpetual	United States	8,000,000	7,520,000
SLM Corp., 6.125%, 3/25/24	United States	5,000,000	5,006,250
			199,314,403
Health Care 2.1%
[c]CHS/Community Health Systems Inc., senior note, 144A,
5.125%, 8/01/21	United States	2,600,000	2,678,000
6.875%, 2/01/22	United States	6,400,000	6,720,000
HCA Inc.,
secured note, 5.00%, 3/15/24	United States	10,400,000	10,445,500
senior note, 7.50%, 2/15/22	United States	25,000,000	28,625,000
senior note, 5.875%, 5/01/23	United States	7,500,000	7,734,375
senior secured note, 6.50%, 2/15/20	United States	16,500,000	18,521,250
[c,d] Jaguar Holding Co. I, senior note, 144A, PIK, 9.375%, 10/15/17	United States	10,200,000	10,773,750
[c]MPH Acquisition Holdings LLC, senior note, 144A, 6.625%, 4/01/22	United States	5,000,000	5,143,750
Tenet Healthcare Corp., senior note,
8.00%, 8/01/20	United States	14,176,000	15,522,720
8.125%, 4/01/22	United States	22,500,000	25,200,000
[c] 144A, 5.00%, 3/01/19	United States	3,400,000	3,404,250
[f] FRN, 9.25%, 2/01/15	United States	13,000,000	13,845,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

[c]Valeant Pharmaceuticals International Inc., senior note, 144A, 7.50%, 7/15/21	United States	7,700,000		8,701,000
				157,314,595
Industrials 1.3%
[c]Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	12,900,000		14,568,937
[c]Algeco Scotsman Global Finance PLC,
senior note, 144A, 10.75%, 10/15/19	United Kingdom	5,000,000		5,562,500
senior secured note, first lien, 144A, 8.50%, 10/15/18	United Kingdom	9,900,000		10,834,313
[c]Bombardier Inc., senior bond, 144A, 6.125%, 1/15/23	Canada	7,500,000		7,612,500
[c]CEVA Group PLC,
secured note, 144A, 9.00%, 9/01/21	United Kingdom	5,000,000		5,118,750
senior note, first lien, 144A, 4.00%, 5/01/18	United Kingdom	12,691,882		11,803,450
Hertz Corp., senior note, 6.75%, 4/15/19	United States	4,500,000		4,843,125
Navistar International Corp., senior note, 8.25%, 11/01/21	United States	16,300,000		16,687,125
[c]Stena AB, senior bond, 144A, 7.00%, 2/01/24	Sweden	5,800,000		5,916,000
United Rentals North America Inc., senior sub. note, 8.375%, 9/15/20	United States	8,800,000		9,790,000
				92,736,700
Information Technology 4.5%
[c]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	12,600,000		13,324,500
CDW LLC/Finance Corp.,
senior note, 8.50%, 4/01/19	United States	13,725,000		15,097,500
senior sub. note, 12.535%, 10/12/17	United States	310,000		325,500
Ceridian Corp., senior note, 11.25%, 11/15/15	United States	4,500,000		4,545,000
[c,d] CommScope Holdings Co. Inc., senior note, 144A, PIK, 7.375%, 6/01/20	United States	11,200,000		11,900,000
[c]CommScope Inc., senior note, 144A, 8.25%, 1/15/19	United States	1,806,000		1,964,025
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	80,000,000		95,600,000
[c] senior secured bond, 144A, 8.25%, 1/15/21	United States	45,000,000		49,050,000
[c,d] senior secured note, 144A, PIK, 8.75%, 1/15/22	United States	33,188,000		36,423,830
Freescale Semiconductor Inc., senior note,
8.05%, 2/01/20	United States	15,606,000		17,225,122
10.75%, 8/01/20	United States	54,846,000		63,895,590
Infor U.S. Inc., senior note, 9.375%, 4/01/19	United States	4,100,000		4,638,125
[c]Sanmina Corp., senior note, 144A, 7.00%, 5/15/19	United States	15,000,000		15,956,250
Sterling International Inc., senior note, 11.00%, 10/01/19	United States	7,500,000		7,931,250
				337,876,692
Materials 3.3%
[g]AngloGold Ashanti Holdings PLC, senior note, 8.50%, 7/30/20	South Africa	6,000,000		6,630,000
[c]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note, 144A,
6.25%, 1/31/19	Luxembourg	2,800,000		2,933,000
6.75%, 1/31/21	Luxembourg	3,000,000		3,151,875
[c]Cemex Finance LLC, senior secured note, 144A,
9.375%, 10/12/22	Mexico	7,100,000		8,369,125
[h] 6.00%, 4/01/24	Mexico	14,700,000		14,745,937
[c]Cemex SAB de CV, senior secured note, 144A,
9.00%, 1/11/18	Mexico	26,000,000		28,372,500
9.50%, 6/15/18	Mexico	12,000,000		13,890,000
Dynacast International LLC/Finance Inc., 9.25%, 7/15/19	United States	5,000,000		5,587,500
[c]First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	Canada	2,300,000		2,340,250
7.00%, 2/15/21	Canada	2,300,000		2,351,750
[c]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,
6.875%, 2/01/18	Australia	11,900,000		12,569,375
8.25%, 11/01/19	Australia	15,000,000		16,556,250
HudBay Minerals Inc., senior note, 9.50%, 10/01/20	Canada	10,000,000		10,750,000
[c]Ineos Finance PLC, senior secured note, 144A, 8.375%, 2/15/19	Switzerland	5,100,000		5,654,625
[c]Ineos Group Holdings SA, senior note, 144A, 5.75%, 2/15/19	Switzerland	5,700,000	EUR	8,074,339
[c]Kerling PLC, senior secured note, 144A, 10.625%, 2/01/17	United Kingdom	9,400,000	EUR	13,805,914
[c]Orion Engineered Carbons Bondco GmbH,
senior secured bond, 144A, 10.00%, 6/15/18	Germany	8,910,000	EUR	13,396,402
senior secured note, first lien, 144A, 9.625%, 6/15/18	Germany	11,100,000		12,085,125
[c,d] Orion Engineered Carbons Finance & Co. SCA, senior note, 144A, PIK, 9.25%, 8/01/19	Germany	4,800,000		5,004,000
Reynolds Group Issuer Inc./LLC/SA,
first lien, 5.75%, 10/15/20	United States	14,200,000		14,945,500
senior note, 9.00%, 4/15/19	United States	5,000,000		5,375,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
senior note, 9.875%, 8/15/19	United States	16,800,000	18,858,000
senior note, 8.25%, 2/15/21	United States	5,200,000	5,700,500
senior secured note, 6.875%, 2/15/21	United States	10,000,000	10,850,000
Walter Energy Inc., senior note, 9.875%, 12/15/20	United States	7,000,000	4,637,500
			246,634,467
Telecommunication Services 3.4%
CenturyLink Inc., senior bond, 6.75%, 12/01/23	United States	1,700,000	1,812,625
Cricket Communications Inc., senior note, 7.75%, 10/15/20	United States	20,000,000	22,895,000
Frontier Communications Corp., senior note,
8.50%, 4/15/20	United States	12,900,000	15,060,750
9.25%, 7/01/21	United States	7,400,000	8,806,000
7.125%, 1/15/23	United States	8,800,000	9,218,000
[c]Intelsat Jackson Holdings SA, senior bond, 144A, 5.50%, 8/01/23	Luxembourg	5,000,000	4,925,000
[c]Sprint Corp.,
senior bond, 144A, 7.125%, 6/15/24	United States	8,200,000	8,630,500
senior note, 144A, 7.875%, 9/15/23	United States	37,500,000	41,343,750
Sprint Nextel Corp.,
11.50%, 11/15/21	United States	30,000,000	40,050,000
senior note, 9.125%, 3/01/17	United States	13,300,000	15,793,750
senior note, 7.00%, 8/15/20	United States	5,000,000	5,475,000
[c] senior note, 144A, 9.00%, 11/15/18	United States	20,000,000	24,500,000
T-Mobile USA Inc.,
senior bond, 6.625%, 4/01/23	United States	15,000,000	15,975,000
senior note, 6.542%, 4/28/20	United States	11,200,000	12,096,000
senior note, 6.633%, 4/28/21	United States	5,000,000	5,393,750
senior note, 6.731%, 4/28/22	United States	5,000,000	5,375,000
Verizon Communications Inc.,
senior bond, 6.55%, 9/15/43	United States	7,300,000	8,915,753
senior note, 5.15%, 9/15/23	United States	6,900,000	7,566,098
			253,831,976
Utilities 0.9%
[c]Calpine Corp., senior secured note, 144A,
7.875%, 7/31/20	United States	4,542,000	5,018,910
7.50%, 2/15/21	United States	11,970,000	13,137,075
7.875%, 1/15/23	United States	4,448,000	5,004,000
GenOn Energy Inc., senior note, 7.875%, 6/15/17	United States	20,000,000	20,200,000
[c]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	25,000,000	26,421,875
			69,781,860
Total Corporate Bonds (Cost $2,142,846,564)			2,371,305,212
[f]Senior Floating Rate Interests 3.1%
Consumer Discretionary 0.9%
Clear Channel Communications Inc.,
Tranche B Term Loan, 3.803%, 1/29/16	United States	711,676	703,953
Tranche D Term Loan, 6.903%, 1/30/19	United States	50,864,664	49,888,723
Tranche E Term Loan, 7.653%, 7/30/19	United States	13,142,769	13,150,983
Dex Media West LLC, Term Loan B, 8.00%, 12/30/16	United States	1,269,298	1,028,925
SuperMedia Inc., Exit Term Loan, 11.60%, 12/31/16	United States	834,367	627,340
			65,399,924
Consumer Staples 0.2%
U.S. Foods Inc., Term Loan, 4.50%, 3/31/19	United States	14,887,500	14,987,991
Energy 0.9%
Chesapeake Energy Corp., Senior Unsecured Term Loan, 5.75%, 12/02/17	United States	20,000,000	20,481,260
Drillships Financing Holding Inc., Tranche B-1 Term Loan, 6.00%, 3/31/21	Marshall Islands	15,000,000	15,340,620
Fieldwood Energy LLC, Second Lien Closing Date Loans, 8.375%, 9/30/20	United States	10,000,000	10,427,680
Quicksilver Resources Inc., Second Lien Loans, 7.00%, 6/21/19	United States	25,000,000	25,000,000
			71,249,560
Industrials 0.7%
Altegrity Inc.,
Term Loan B, 5.00%, 2/21/15	United States	12,332,706	12,186,255
Tranche D Term Loan, 7.75%, 2/21/15	United States	12,440,382	12,304,321
[h]CEVA Group PLC,
Pre-Funded L/C, 7.75%, 3/19/21	United States	5,418,719	5,408,559

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
U.S. Term Loan, 7.75%, 3/19/21	United States	7,881,773	7,866,995
[h]CEVA Intercompany B.V., Dutch Term Loan, 7.75%, 3/19/21	Netherlands	5,714,286	5,713,943
[h]CEVA Logistics Canada ULC, Canadian Term Loan, 7.75%, 3/19/21	Canada	985,222	985,163
Navistar Inc., Tranche B Term Loan, 5.75%, 8/17/17	United States	6,081,022	6,172,237
			50,637,473
Information Technology 0.4%
First Data Corp., 2018 Term Loan, 4.155%, 3/24/18	United States	22,436,455	22,522,521
SRA International Inc., Term Loan, 6.50%, 7/20/18	United States	8,171,429	8,212,286
			30,734,807
Total Senior Floating Rate Interests (Cost $225,699,662)			233,009,755
		Shares
Escrows and Litigation Trusts 0.0%+
Consumer Discretionary 0.0%+
[a,i]Dynegy Holdings Inc., Escrow Account	United States	149,699,000
[a]Motors Liquidation Co., Escrow Account, cvt. pfd., C	United States	1,400,000	14,000
[a,i]SuperMedia Inc., Litigation Trust	United States	3,472,135
Total Escrows and Litigation Trusts (Cost $101,664)			14,000
Total Investments before Short Term Investments (Cost $6,106,756,976)			7,145,728,233

Short Term Investments 1.0%
		Principal Amount*
U.S. Government and Agency Securities (Cost $75,000,000) 1.0%
[j]FHLB, 4/01/14	United States	75,000,000	75,000,000
Total Investments before Money Market Funds and Repurchase
Agreements (Cost $6,181,756,976)			7,220,728,233
Repurchase Agreements (Cost $872,368) 0.0%+
[k]Joint Repurchase Agreement, 0.045%, 4/01/14 (Maturity Value $872,369)	United States	872,368	872,368
BNP Paribas Securities Corp. (Maturity Value $152,551)
Deutsche Bank Securities Inc. (Maturity Value $94,364)
HSBC Securities (USA) Inc. (Maturity Value $427,138)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $198,316)
Collateralized by U.S. Government Agency Securities, 0.00% - 5.625%, 3/26/15
11/23/35; U.S. Government Agency Securities, Strips, 6/01/17; U.S. Treasury
Bonds, 7.25% - 10.625%, 8/15/15 - 2/15/19; U.S. Treasury Notes, 0.25% -
4.875%, 5/15/15 - 3/31/19; and U.S. Treasury Notes, Index Linked, 2.375%,
1/15/17 (valued at$890,143)
		Shares
Investments from Cash Collateral Received for Loaned Securities (Cost
$1,710,000) 0.0%+
Money Market Funds 0.0%+
[l]BNY Mellon Overnight Government Fund, 0.052%	United States	1,710,000	1,710,000
Total Investments (Cost $6,184,339,344) 96.7%			7,223,310,601
Other Assets, less Liabilities 3.3%			244,260,153
Net Assets 100.0%			$7,467,570,754

+Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b At March 31, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2014, the aggregate value of these securities was $999,180,267, representing 13.38% of net assets.
d Income may be received in additional securities and/or cash.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2014 (unaudited) (continued)
e Perpetual security with no stated maturity date.
f The coupon rate shown represents the rate at period end.
g A portion or all of the security is on loan at March 31, 2014.
h A portion or all of the security purchased on a when-issued or delayed delivery basis.
i Security has been deemed illiquid because it may not be able to be sold within seven days.
j The security is traded on a discount basis with no stated coupon rate.
k Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2014, all repurchase agreements had been entered into on that date.
l The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS

Currency

EUR	-	Euro
GBP	-	British Pound

Selected Portfolio

ADR	-	American Depositary Receipt
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corp.
FNMA	-	Federal National Mortgage Association
FRN	-	Floating Rate Note
L/C	-	Letter of Credit
MTN	-	Medium Term Note
PIK	-	Payment-In-Kind

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited)

Franklin Large Cap Growth Securities Fund	Country	Shares	Value
Common Stocks 95.7%
Consumer Discretionary 11.4%
[a]Amazon.com Inc.	United States	6,600	$2,221,032
BorgWarner Inc.	United States	119,100	7,321,077
Comcast Corp., A	United States	25,700	1,285,514
Ford Motor Co.	United States	172,800	2,695,680
General Motors Co.	United States	31,300	1,077,346
[a]Hilton Worldwide Holdings Inc.	United States	29,100	647,184
Lowe's Cos. Inc.	United States	48,700	2,381,430
[a]Lululemon Athletica Inc.	United States	26,800	1,409,412
McDonald's Corp.	United States	13,900	1,362,617
NIKE Inc., B	United States	31,200	2,304,432
Ross Stores Inc.	United States	40,400	2,890,620
Target Corp.	United States	84,879	5,136,028
The Walt Disney Co.	United States	82,741	6,625,072
			37,357,444
Consumer Staples 7.7%
Altria Group Inc.	United States	37,800	1,414,854
The Coca-Cola Co.	United States	66,200	2,559,292
CVS Caremark Corp.	United States	57,000	4,267,020
Mead Johnson Nutrition Co., A	United States	24,400	2,028,616
PepsiCo Inc.	United States	44,400	3,707,400
Philip Morris International Inc.	United States	48,900	4,003,443
The Procter & Gamble Co.	United States	41,345	3,332,407
Wal-Mart Stores Inc.	United States	17,500	1,337,525
Whole Foods Market Inc.	United States	54,100	2,743,411
			25,393,968
Energy 9.3%
Anadarko Petroleum Corp.	United States	67,250	5,700,110
Chevron Corp.	United States	32,800	3,900,248
[a]Cobalt International Energy Inc.	United States	89,900	1,646,968
ConocoPhillips	United States	24,500	1,723,575
Devon Energy Corp.	United States	44,100	2,951,613
Exxon Mobil Corp.	United States	34,300	3,350,424
Halliburton Co.	United States	74,700	4,399,083
[a]Oasis Petroleum Inc.	United States	55,000	2,295,150
Schlumberger Ltd.	United States	45,370	4,423,575
			30,390,746
Financials 15.3%
American Express Co.	United States	18,000	1,620,540
Bank of America Corp.	United States	179,100	3,080,520
BlackRock Inc.	United States	11,200	3,522,176
Capital One Financial Corp.	United States	27,200	2,098,752
Citigroup Inc.	United States	74,990	3,569,524
CME Group Inc.	United States	56,550	4,185,265
Comerica Inc.	United States	58,400	3,025,120
Digital Realty Trust Inc.	United States	57,236	3,038,087
Discover Financial Services	United States	46,400	2,700,016
The Goldman Sachs Group Inc.	United States	7,929	1,299,167
Invesco Ltd.	United States	81,300	3,008,100
JPMorgan Chase & Co.	United States	101,845	6,183,010
MetLife Inc.	United States	35,100	1,853,280
Prudential Financial Inc.	United States	11,600	981,940
U.S. Bancorp	United States	85,127	3,648,543
Wells Fargo & Co.	United States	126,800	6,307,032
			50,121,072
Health Care 16.0%
Abbott Laboratories	United States	34,600	1,332,446
[a]Actavis PLC	United States	26,600	5,475,610
Aetna Inc.	United States	90,900	6,814,773

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
Allergan Inc.	United States	12,200	1,514,020
Bristol-Myers Squibb Co.	United States	25,370	1,317,972
[a]Catamaran Corp.	United States	54,200	2,425,992
[a]Celgene Corp.	United States	4,300	600,280
Eli Lilly & Co.	United States	30,100	1,771,686
[a]Express Scripts Holding Co.	United States	68,300	5,128,647
[a]Gilead Sciences Inc.	United States	57,000	4,039,020
[a]HMS Holdings Corp.	United States	140,800	2,682,240
Johnson & Johnson	United States	46,700	4,587,341
Pfizer Inc.	United States	109,500	3,517,140
Roche Holding AG, ADR	Switzerland	150,320	5,670,070
Sanofi, ADR	France	63,300	3,309,324
Zoetis Inc.	United States	72,213	2,089,844
			52,276,405
Industrials 10.2%
Allegiant Travel Co.	United States	10,500	1,175,265
The Boeing Co.	United States	21,300	2,672,937
Caterpillar Inc.	United States	21,000	2,086,770
[a]DigitalGlobe Inc.	United States	58,000	1,682,580
FedEx Corp.	United States	29,700	3,937,032
General Electric Co.	United States	193,500	5,009,715
Honeywell International Inc.	United States	15,200	1,409,952
Kansas City Southern	United States	18,500	1,888,110
Republic Services Inc.	United States	72,800	2,486,848
Stanley Black & Decker Inc.	United States	22,800	1,852,272
Union Pacific Corp.	United States	23,200	4,353,712
United Technologies Corp.	United States	41,900	4,895,596
			33,450,789
Information Technology 21.3%
Apple Inc.	United States	17,300	9,285,602
Broadcom Corp., A	United States	91,800	2,889,864
Cisco Systems Inc.	United States	167,000	3,742,470
[a]eBay Inc.	United States	30,000	1,657,200
EMC Corp.	United States	119,100	3,264,531
[a]Google Inc., A	United States	6,200	6,909,962
Hewlett-Packard Co.	United States	37,300	1,207,028
Intel Corp.	United States	165,800	4,279,298
International Business Machines Corp.	United States	23,800	4,581,262
Intersil Corp., A	United States	80,100	1,034,892
MasterCard Inc., A	United States	63,300	4,728,510
Maxim Integrated Products Inc.	United States	37,200	1,232,064
Microsoft Corp.	United States	118,400	4,853,216
Oracle Corp.	United States	57,600	2,356,416
QUALCOMM Inc.	United States	74,290	5,858,510
[a]Semtech Corp.	United States	112,800	2,858,352
[a]Silicon Laboratories Inc.	United States	38,200	1,995,950
Visa Inc., A	United States	25,700	5,547,602
Xilinx Inc.	United States	18,600	1,009,422
[a]Yahoo! Inc.	United States	17,000	610,300
			69,902,451
Materials 1.3%
Cytec Industries Inc.	United States	16,300	1,591,043
E. I. du Pont de Nemours and Co.	United States	38,000	2,549,800
			4,140,843
Telecommunication Services 2.1%
AT&T Inc.	United States	197,562	6,928,499
Utilities 1.1%
Duke Energy Corp.	United States	12,500	890,250
PG&E Corp.	United States	33,650	1,453,680
The Southern Co.	United States	28,800	1,265,472
			3,609,402
Total Common Stocks (Cost $181,841,945)			313,571,619

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
		Principal Amount
Short Term Investments (Cost $13,272,916) 4.1%
Repurchase Agreements 4.1%
[b]Joint Repurchase Agreement, 0.045%, 4/01/14 (Maturity Value $13,272,933)	United States	$13,272,916	13,272,916
BNP Paribas Securities Corp. (Maturity Value $2,321,038)
Deutsche Bank Securities Inc. (Maturity Value $1,435,733)
HSBC Securities (USA) Inc. (Maturity Value $6,498,826)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $3,017,336)
Collateralized by U.S. Government Agency Securities, 0.00% - 5.625%, 3/26/15 -
11/23/35; U.S. Government Agency Securities, Strips, 6/01/17; U.S. Treasury
Bonds, 7.25% - 10.625%, 8/15/15 - 2/15/19; U.S. Treasury Notes, 0.25% -
4.875%, 5/15/15 - 3/31/19; and U.S. Treasury Notes, Index Linked, 2.375%,
1/15/17 (valued at $13,543,354)
Total Investments (Cost $195,114,861) 99.8%			326,844,535

Other Assets, less Liabilities 0.2%			740,105
Net Assets 100.0%			$327,584,640

a Non-income producing.
b Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2014, all repurchase agreements had been entered into on that date.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited)

Franklin Large Cap Value Securities Fund	Shares	Value
Common Stocks 96.8%
Automobiles & Components 3.7%
BorgWarner Inc.	8,700	$534,789
Johnson Controls Inc.	15,400	728,728
		1,263,517
Banks 8.3%
Bank of America Corp.	23,500	404,200
Citigroup Inc.	14,500	690,200
Comerica Inc.	12,000	621,600
KeyCorp	45,500	647,920
U.S. Bancorp	12,000	514,320
		2,878,240
Capital Goods 13.9%
3M Co.	4,500	610,470
Dover Corp.	6,000	490,500
Eaton Corp. PLC	9,500	713,640
General Dynamics Corp.	4,800	522,816
General Electric Co.	18,000	466,020
Illinois Tool Works Inc.	4,800	390,384
Parker Hannifin Corp.	4,700	562,637
Rockwell Automation Inc.	2,500	311,375
Stanley Black & Decker Inc.	2,500	203,100
United Technologies Corp.	4,600	537,464
		4,808,406
Consumer Durables & Apparel 1.4%
NIKE Inc., B	6,500	480,090

Consumer Services 0.7%
McDonald's Corp.	2,300	225,469

Diversified Financials 4.0%
[a]Berkshire Hathaway Inc., A	1	187,350
Capital One Financial Corp.	3,300	254,628
Northern Trust Corp.	4,500	295,020
State Street Corp.	9,500	660,725
		1,397,723
Energy 16.1%
Apache Corp.	5,500	456,225
Baker Hughes Inc.	9,800	637,196
Chevron Corp.	3,500	416,185
ConocoPhillips	6,500	457,275
Denbury Resources Inc.	17,000	278,800
Devon Energy Corp.	7,800	522,054
Ensco PLC, A	7,100	374,738
Exxon Mobil Corp.	5,000	488,400
HollyFrontier Corp.	6,500	309,270
Noble Corp. PLC	8,000	261,920
Occidental Petroleum Corp.	4,500	428,805
Phillips 66	3,200	246,592
Schlumberger Ltd.	2,100	204,750
Valero Energy Corp.	9,000	477,900
		5,560,110
Food & Staples Retailing 1.8%
Wal-Mart Stores Inc.	2,300	175,789
Walgreen Co.	6,700	442,401
		618,190
Food, Beverage & Tobacco 3.2%
Archer-Daniels-Midland Co.	11,000	477,290

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

Bunge Ltd.	7,800	620,178
		1,097,468
Health Care Equipment & Services 3.0%
Abbott Laboratories	5,700	219,507
Becton, Dickinson and Co.	5,000	585,400
Covidien PLC	3,000	220,980
		1,025,887
Household & Personal Products 0.9%
The Procter & Gamble Co.	4,000	322,400

Insurance 10.3%
Aflac Inc.	9,800	617,792
The Allstate Corp.	13,000	735,540
The Chubb Corp.	4,300	383,990
MetLife Inc.	14,500	765,600
Prudential Financial Inc.	9,500	804,175
The Travelers Cos. Inc.	3,000	255,300
		3,562,397
Materials 5.5%
Air Products and Chemicals Inc.	2,300	273,792
Alcoa Inc.	53,000	682,110
Nucor Corp.	13,500	682,290
Praxair Inc.	2,000	261,940
		1,900,132
Pharmaceuticals, Biotechnology & Life Sciences 6.5%
[a]Gilead Sciences Inc.	10,500	744,030
Merck & Co. Inc.	10,000	567,700
Pfizer Inc.	16,500	529,980
Teva Pharmaceutical Industries Ltd., ADR (Israel)	8,000	422,720
		2,264,430
Retailing 5.0%
Family Dollar Stores Inc.	3,200	185,632
The Home Depot Inc.	6,500	514,345
Nordstrom Inc.	6,500	405,925
[a]Office Depot Inc.	14,000	57,820
Target Corp.	9,300	562,743
		1,726,465
Semiconductors & Semiconductor Equipment 2.0%
Maxim Integrated Products Inc.	9,300	308,016
Microchip Technology Inc.	7,800	372,528
		680,544
Software & Services 3.9%
International Business Machines Corp.	2,500	481,225
Microsoft Corp.	5,500	225,445
Symantec Corp.	4,000	79,880
Xerox Corp.	50,500	570,650
		1,357,200
Technology Hardware & Equipment 5.2%
Cisco Systems Inc.	21,000	470,610
Corning Inc.	37,000	770,340
EMC Corp.	5,300	145,273
QUALCOMM Inc.	4,000	315,440
TE Connectivity Ltd.	1,500	90,315
		1,791,978
Transportation 1.2%
Norfolk Southern Corp.	4,300	417,831

Utilities 0.2%
Exelon Corp.	2,500	83,900

Total Common Stocks (Cost $20,041,402)		33,462,377

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

Short Term Investments (Cost $853,678) 2.5%
Money Market Funds 2.5%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	853,678	853,678
Total Investments (Cost $20,895,080) 99.3%		34,316,055
Other Assets, less Liabilities 0.7%		256,035
Net Assets 100.0%		$34,572,090

a Non-income producing.
b The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end investment company.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Consolidated Statement of Investments, March 31, 2014 (unaudited)

Franklin Managed Volatility Global Allocation VIP Fund	Country	Shares/Units	Value
Common Stocks 4.1%
Automobiles & Components 0.6%
Astra International Tbk PT	Indonesia	74,000	$47,873
Brilliance China Automotive Holdings Ltd.	China	52,000	79,645
			127,518
Banks 0.5%
ICICI Bank Ltd., ADR	India	1,500	65,700
Sberbank of Russia, ADR	Russia	4,615	44,835
			110,535
Capital Goods 0.0%+
Samsung Heavy Industries Co. Ltd.	South Korea	10	299
Consumer Durables & Apparel 0.7%
Compagnie Financiere Richemont SA	Switzerland	727	69,410
Fila Korea Ltd.	South Korea	480	39,711
LG Fashion Corp.	South Korea	1,087	28,479
			137,600
Energy 0.2%
[a]LUKOIL Holdings, ADR	Russia	900	50,009
Food & Staples Retailing 0.1%
Bizim Toptan Satis Magazalari AS	Turkey	3,016	28,899
Food, Beverage & Tobacco 0.6%
Eastern Tobacco	Egypt	2,100	51,238
Pinar Sut Mamulleri Sanayii AS	Turkey	4,260	35,144
Thai Beverage PCL	Thailand	61,000	29,340
			115,722
Household & Personal Products 0.2%
Avon Products Inc.	United States	2,927	42,851
Materials 0.1%
Compania de Minas Buenaventura SA, ADR	Peru	1,200	15,084
Retailing 0.1%
Luk Fook Holdings (International) Ltd.	Hong Kong	6,000	18,913
Semiconductors & Semiconductor Equipment 0.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	11,000	42,804
Software & Services 0.4%
Travelsky Technology Ltd., H	China	90,000	79,946
Telecommunication Services 0.1%
China Unicom (Hong Kong) Ltd.	China	12,000	15,750
Transportation 0.3%
COSCO Pacific Ltd.	China	44,308	56,496
Total Common Stocks (Cost $826,865)			842,426
[b]Exchange Traded Funds 52.0%
Domestic Equity 21.4%
iShares MSCI USA Minimum Volatility Index Fund, ETF	United States	122,000	4,398,100
Foreign Equity 30.6%
iShares MSCI EAFE Minimum Volatility Index Fund, ETF	United States	100,100	6,282,276
Total Exchange Traded Funds (Cost $9,892,641)			10,680,376
Exchange Traded Notes (Cost $927,123) 4.6%
Diversified Financials 4.6%
[c,d,e]iPATH Dow Jones-UBS Commodity Index Total Return ETN, 6/12/36	United States	23,800	938,910
Preferred Stocks 0.4%
Banks 0.2%
Banco Bradesco SA, ADR, pfd.	Brazil	3,500	47,845
Materials 0.2%
Vale SA, ADR, pfd., A	Brazil	3,500	43,575

Quarterly Consolidated Statement of Investments | See Notes to Consolidated Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Consolidated Statement of Investments, March 31, 2014 (unaudited) (continued)
Total Preferred Stocks (Cost $115,821)					91,420
		Principal Amount*
Foreign Government and Agency Securities 24.2%
Development Bank of Japan,
1.70%, 9/20/22	Japan	10,000,000		JPY	105,938
senior bond, 2.30%, 3/19/26	Japan	10,000,000		JPY	112,918
France Treasury Note, 1.75%, 2/25/17	France	200,000		EUR	286,704
Government of Canada, 2.75%, 6/01/22	Canada	160,000		CAD	150,292
Government of France, 3.25%, 4/25/16	France	150,000		EUR	219,456
Government of Germany, 2.25%, 4/11/14	Germany	300,000		EUR	413,526
Government of Japan, senior bond,
0.40%, 6/20/16	Japan	35,000,000		JPY	341,405
1.20%, 6/20/21	Japan	30,000,000		JPY	307,480
1.90%, 6/20/31	Japan	15,000,000		JPY	159,675
2.20%, 3/20/41	Japan	15,000,000		JPY	161,763
Government of Malaysia, 3.197%, 10/15/15	Malaysia	500,000		MYR	153,209
Government of Mexico, 8.00%, 12/07/23	Mexico	15,000	[f]	MXN	130,343
[g]Government of Netherlands, Reg S, 1.75%, 7/15/23	Netherlands	200,000		EUR	275,727
Government of Poland,
5.75%, 9/23/22	Poland	300,000		PLN	110,340
4.00%, 10/25/23	Poland	300,000		PLN	97,512
Government of Singapore, 1.375%, 10/01/14	Singapore	200,000		SGD	159,783
Italy Treasury Bond,
5.50%, 9/01/22	Italy	150,000		EUR	244,646
[g] Reg S, 4.50%, 3/01/26	Italy	150,000		EUR	227,080
[g] Reg S, 4.75%, 9/01/44	Italy	200,000		EUR	298,948
senior bond, 4.25%, 9/01/19	Italy	150,000		EUR	230,131
Queensland Treasury Corp.,
5.75%, 7/22/24	Australia	150,000		AUD	151,852
senior note, 6.00%, 7/21/22	Australia	150,000		AUD	154,549
[g]U.K. Treasury Note, Reg S, 4.00%, 3/07/22	United Kingdom	250,000		GBP	463,405
Total Foreign Government and Agency Securities (Cost $4,909,260)					4,956,682
U.S. Government and Agency Securities 11.0%
U.S. Treasury Bond, 4.25%, 5/15/39	United States	100,000			113,219
U.S. Treasury Note,
2.375%, 8/31/14	United States	100,000			100,953
0.25%, 9/30/14	United States	400,000			400,359
0.25%, 1/15/15	United States	400,000			400,469
4.625%, 11/15/16	United States	300,000			330,539
4.00%, 8/15/18	United States	300,000			332,180
2.00%, 11/15/21	United States	300,000			291,164
1.75%, 5/15/22	United States	300,000			283,148
Total U.S. Government and Agency Securities (Cost $2,306,559)					2,252,031
Total Investments before Short Term Investments (Cost $18,978,269)					19,761,845
		Shares
Short Term Investments (Cost $549,630) 2.7%
Money Market Funds 2.7%
[c,h]Institutional Fiduciary Trust Money Market Portfolio	United States	549,630			549,630
Total Investments (Cost $19,527,899) 99.0%					20,311,475

Other Assets, less Liabilities 1.0%					203,704
Net Assets 100.0%					$20,515,179

+Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a At March 31, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments, March 31, 2014 (unaudited) (continued)
b See Note 8 regarding exchange traded funds.
c Non-income producing.
d The security is owned by MVGAF Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 10.
e Security does not guarantee any return of principal at maturity, upon redemption or otherwise. Cash payment at maturity or upon early redemption is based on the performance of the indicated index less an investor fee.
f Principal amount is stated in 100 Mexican Peso Units.
g Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2014, the aggregate value of these securities was $1,265,160, representing 6.17% of net assets.
h The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end investment company.

At March 31, 2014, the fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized		Unrealized
Currency	Counterparty	Type	Quantity	Amount	Date	Appreciation		Depreciation
Australian Dollar	BZWS	Sell	330,000	$293,271	6/11/14		$-	$(11,249)
British Pound	BZWS	Sell	20,000	33,327	6/11/14		2	-
Unrealized appreciation (depreciation)							2	(11,249)
Net unrealized appreciation (depreciation)								$(11,247)

ABBREVIATIONS

Counterparty

BZWS	-	Barclays Bank PLC

Currency

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PLN	-	Polish Zloty
SGD	-	Singapore Dollar

Selected Portfolio

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund
ETN	-	Exchange Traded Note

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited)

Franklin Rising Dividends Securities Fund	Shares	Value
Common Stocks 98.6%
Aerospace & Defense 4.5%
General Dynamics Corp.	38,000	$4,138,960
Honeywell International Inc.	2,500	231,900
United Technologies Corp.	685,400	80,082,136
		84,452,996
Automobiles & Components 2.6%
Johnson Controls Inc.	1,040,500	49,236,460

Commercial & Professional Services 2.1%
ABM Industries Inc.	919,288	26,420,337
Cintas Corp.	225,700	13,453,977
		39,874,314
Consumer Durables & Apparel 3.1%
[a]Kid Brands Inc.	265,947	93,082
Leggett & Platt Inc.	471,800	15,399,552
NIKE Inc., B	548,500	40,512,210
Superior Uniform Group Inc.	237,100	3,478,257
		59,483,101
Consumer Services 3.3%
Hillenbrand Inc.	1,091,300	35,281,729
Matthews International Corp., A	39,000	1,591,590
McDonald's Corp.	254,345	24,933,440
		61,806,759
Diversified Financials 0.4%
State Street Corp.	110,500	7,685,275

Electrical Equipment 5.4%
Brady Corp., A	878,579	23,853,420
Roper Industries Inc.	587,650	78,457,152
		102,310,572
Energy 7.1%
Chevron Corp.	601,000	71,464,910
Exxon Mobil Corp.	330,500	32,283,240
Occidental Petroleum Corp.	312,190	29,748,585
Schlumberger Ltd.	2,000	195,000
		133,691,735
Food & Staples Retailing 4.8%
Wal-Mart Stores Inc.	728,800	55,702,184
Walgreen Co.	531,300	35,081,739
		90,783,923
Food, Beverage & Tobacco 4.9%
Archer-Daniels-Midland Co.	713,000	30,937,070
Bunge Ltd.	5,000	397,550
McCormick & Co. Inc.	441,000	31,637,340
PepsiCo Inc.	363,900	30,385,650
		93,357,610
Health Care Equipment & Services 15.4%
Abbott Laboratories	681,800	26,256,118
Becton, Dickinson and Co.	565,143	66,166,942
DENTSPLY International Inc.	4,000	184,160
Hill-Rom Holdings Inc.	80,103	3,087,170
Medtronic Inc.	730,000	44,924,200
Stryker Corp.	630,400	51,358,688
Teleflex Inc.	471,753	50,590,792

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

West Pharmaceutical Services Inc.	1,086,534	47,861,823
		290,429,893
Household & Personal Products 3.7%
Colgate-Palmolive Co.	191,000	12,390,170
The Procter & Gamble Co.	707,600	57,032,560
		69,422,730
Industrial Conglomerates 0.4%
Carlisle Cos. Inc.	96,261	7,637,348

Insurance 6.1%
Aflac Inc.	276,200	17,411,648
Arthur J. Gallagher & Co.	744,000	35,399,520
The Chubb Corp.	45,000	4,018,500
Erie Indemnity Co., A	526,085	36,699,690
Mercury General Corp.	60,200	2,713,816
Old Republic International Corp.	830,708	13,623,611
RLI Corp.	124,142	5,492,042
		115,358,827
Machinery 8.1%
Donaldson Co. Inc.	350,068	14,842,883
Dover Corp.	872,000	71,286,000
Pentair Ltd.	844,000	66,962,960
		153,091,843
Materials 12.6%
Air Products and Chemicals Inc.	569,200	67,757,568
Albemarle Corp.	694,700	46,141,974
Bemis Co. Inc.	323,300	12,686,292
Ecolab Inc.	66,000	7,127,340
Nucor Corp.	499,002	25,219,561
Praxair Inc.	602,660	78,930,380
		237,863,115
Media 0.4%
John Wiley & Sons Inc., A	116,500	6,715,060

Pharmaceuticals, Biotechnology & Life Sciences 7.9%
AbbVie Inc.	472,300	24,276,220
Johnson & Johnson	726,100	71,324,803
Pfizer Inc.	1,680,100	53,964,812
		149,565,835
Retailing 2.2%
Family Dollar Stores Inc.	711,835	41,293,548
Ross Stores Inc.	3,000	214,650
Target Corp.	3,000	181,530
		41,689,728
Semiconductors & Semiconductor Equipment 0.0%+
Cohu Inc.	50,300	540,222
Texas Instruments Inc.	4,500	212,175
		752,397
Software & Services 3.0%
International Business Machines Corp.	297,300	57,227,277
Microsoft Corp.	5,000	204,950
		57,432,227
Technology Hardware & Equipment 0.6%
[a]Knowles Corp.	358,300	11,311,531
QUALCOMM Inc.	3,000	236,580
		11,548,111
Trading Companies & Distributors 0.0%+
W.W. Grainger Inc.	1,000	252,660

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

Transportation 0.0%+
United Parcel Service Inc., B	2,000	194,760
Total Common Stocks (Cost $969,545,565)		1,864,637,279
Short Term Investments (Cost$25,722,672) 1.4%
Money Market Funds 1.4%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	25,722,672	25,722,672
Total Investments (Cost $995,268,237) 100.0%		1,890,359,951
Other Assets, less Liabilities 0.0%+		547,589
Net Assets 100.0%		$1,890,907,540

+Rounds to less than 0.1% of net assets.
a Non-income producing.
b The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end investment company.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited)
Franklin Small Cap Value Securities Fund	Shares	Value
Common Stocks 96.9%
Aerospace & Defense 1.5%
AAR Corp.	955,000	$24,782,250

Automobiles & Components 6.6%
Autoliv Inc.	254,800	25,569,180
Drew Industries Inc.	220,000	11,924,000
Gentex Corp.	715,900	22,572,327
Thor Industries Inc.	680,900	41,575,754
[a]Winnebago Industries Inc.	378,300	10,361,637
		112,002,898
Banks 2.2%
Chemical Financial Corp.	360,854	11,709,712
OFG Bancorp.	602,000	10,348,380
Peoples Bancorp Inc.	158,000	3,907,340
TrustCo Bank Corp. NY	1,690,000	11,897,600
		37,863,032
Building Products 4.7%
Apogee Enterprises Inc.	610,000	20,270,300
[a]Gibraltar Industries Inc.	842,300	15,894,201
Simpson Manufacturing Co. Inc.	433,400	15,312,022
Universal Forest Products Inc.	504,700	27,930,098
		79,406,621
Commercial & Professional Services 2.8%
Insperity Inc.	263,100	8,150,838
McGrath RentCorp	371,018	12,970,789
MSA Safety Inc.	358,300	20,423,100
Schawk Inc.	313,000	6,256,870
		47,801,597
Construction & Engineering 2.7%
EMCOR Group Inc.	367,400	17,190,646
Granite Construction Inc.	694,000	27,711,420
		44,902,066
Consumer Durables & Apparel 4.9%
Brunswick Corp.	445,000	20,154,050
Harman International Industries Inc.	117,600	12,512,640
Hooker Furniture Corp.	445,000	6,968,700
La-Z-Boy Inc.	995,000	26,964,500
M.D.C. Holdings Inc.	213,800	6,046,264
[a]M/I Homes Inc.	435,900	9,772,878
		82,419,032
Consumer Services 1.0%
Hillenbrand Inc.	495,000	16,003,350

Electrical Equipment 4.0%
Brady Corp., A	350,500	9,516,075
EnerSys	24,100	1,669,889
Franklin Electric Co. Inc.	398,464	16,942,689
Powell Industries Inc.	195,000	12,636,000
Regal-Beloit Corp.	374,700	27,244,437
		68,009,090
Energy 10.5%
[a]Atwood Oceanics Inc.	363,000	18,291,570
Bristow Group Inc.	400,000	30,208,000
Energen Corp.	220,000	17,778,200
[a]Helix Energy Solutions Group Inc.	755,000	17,349,900
[a]Oil States International Inc.	224,300	22,115,980
[a]Rowan Cos. PLC	529,000	17,816,720
Tidewater Inc.	415,000	20,177,300

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

[a]Unit Corp.	515,000	33,670,700
		177,408,370
Food, Beverage & Tobacco 1.3%
GrainCorp Ltd. (Australia)	1,725,000	13,470,021
Maple Leaf Foods Inc. (Canada)	560,000	8,921,295
		22,391,316
Health Care Equipment & Services 3.9%
Hill-Rom Holdings Inc.	405,800	15,639,532
STERIS Corp.	530,000	25,307,500
Teleflex Inc.	227,900	24,439,996
		65,387,028
Industrial Conglomerates 1.6%
Carlisle Cos. Inc.	334,800	26,563,032

Insurance 10.1%
Arthur J. Gallagher & Co.	168,200	8,002,956
Aspen Insurance Holdings Ltd.	407,800	16,189,660
Assurant Inc.	51,800	3,364,928
The Hanover Insurance Group Inc.	345,000	21,196,800
HCC Insurance Holdings Inc.	188,200	8,561,218
Montpelier Re Holdings Ltd.	585,000	17,409,600
Old Republic International Corp.	1,296,900	21,269,160
Protective Life Corp.	588,200	30,933,438
StanCorp Financial Group Inc.	460,000	30,728,000
Validus Holdings Ltd. (Bermuda)	354,500	13,368,195
		171,023,955
Machinery 13.1%
Astec Industries Inc.	383,200	16,826,312
Briggs & Stratton Corp.	740,000	16,465,000
[a]EnPro Industries Inc.	245,000	17,804,150
Kennametal Inc.	452,100	20,028,030
Lincoln Electric Holdings Inc.	370,000	26,643,700
[b]Lindsay Corp.	145,000	12,786,100
Mueller Industries Inc.	650,000	19,493,500
Nordson Corp.	34,400	2,424,856
Pentair Ltd.	195,000	15,471,300
Trinity Industries Inc.	610,700	44,013,149
[a]Wabash National Corp.	1,705,000	23,460,800
Watts Water Technologies Inc., A	94,084	5,521,790
		220,938,687
Materials 12.8%
A. Schulman Inc.	504,266	18,284,685
AptarGroup Inc.	65,000	4,296,500
Cabot Corp.	522,400	30,852,944
Carpenter Technology Corp.	356,600	23,549,864
H.B. Fuller Co.	527,000	25,443,560
Minerals Technologies Inc.	102,500	6,617,400
Reliance Steel & Aluminum Co.	405,000	28,617,300
RPM International Inc.	620,000	25,940,800
Sensient Technologies Corp.	437,200	24,662,452
Steel Dynamics Inc.	1,024,300	18,222,297
Stepan Co.	135,000	8,715,600
		215,203,402
Retailing 8.3%
Brown Shoe Co. Inc.	800,000	21,232,000
The Cato Corp., A	438,600	11,859,744
GameStop Corp., A	405,100	16,649,610
[a]Genesco Inc.	210,908	15,727,410
Group 1 Automotive Inc.	425,400	27,931,764
The Men's Wearhouse Inc.	430,100	21,066,298
[a]The Pep Boys - Manny, Moe & Jack	1,173,600	14,928,192
Pier 1 Imports Inc.	235,000	4,436,800

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
[a]West Marine Inc.	610,700	6,943,659
		140,775,477
Semiconductors & Semiconductor Equipment 0.5%
Cohu Inc.	736,000	7,904,640
Technology Hardware & Equipment 2.2%
[a]Benchmark Electronics Inc.	134,100	3,037,365
[a]Ingram Micro Inc., A	507,100	14,989,876
[a]Multi-Fineline Electronix Inc.	266,500	3,411,200
[a]Rofin-Sinar Technologies Inc.	674,900	16,170,604
		37,609,045
Trading Companies & Distributors 0.5%
Applied Industrial Technologies Inc.	165,000	7,959,600
Transportation 1.7%
[a]Genesee & Wyoming Inc.	191,200	18,607,584
SkyWest Inc.	851,000	10,858,760
		29,466,344
Total Common Stocks (Cost $936,013,316)		1,635,820,832

Short Term Investments 3.3%
Money Market Funds (Cost $42,788,677) 2.5%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	42,788,677	42,788,677
	Principal Amount
Investments from Cash Collateral Received for Loaned Securities 0.8%
[d]Repurchase Agreements 0.8%
Barclays Capital Inc., 0.06%, 4/01/14 (Maturity Value $2,970,361)	$2,970,356	2,970,356
Collateralized by U.S. Treasury Bonds, 3.625%, 8/15/43; U.S. Treasury Notes,
0.625% - 2.625%, 9/30/17 - 5/15/22; U.S. Treasury Notes, Index Linked, 0.50%,
4/15/15; and U.S. Treasury Strips, 5/15/20 - 8/15/26 (valued at $3,029,763)
BNP Paribas Securities Corp., 0.05%, 4/01/14 (Maturity Value $2,970,360)	2,970,356	2,970,356
Collateralized by U.S Government Agency Securities, 0.10% - 7.25%, 4/10/14 -
7/15/37; [e]U.S. Government Agency Discount Notes, 6/27/14 - 7/16/14; and U.S.
Government Agency Strips, 5/15/22 (valued at $3,029,797)
Credit Suisse Securities (USA) LLC, 0.05%, 4/01/14 (Maturity Value $625,293)	625,292	625,292
Collateralized by U.S. Treasury Strips, 8/15/23 - 5/15/43 (valued at $637,799)
Deutsche Bank Securities Inc., 0.08%, 4/01/14 (Maturity Value $2,970,363)	2,970,356	2,970,356
Collateralized by U.S Government Agency Securities, zero cpn. - 6.25%, 9/16/14 -
12/27/32; [e]U.S. Government Agency Discount Notes, 4/02/14; and U.S. Government
Agency Strips, 7/15/26 - 5/15/29 (valued at $3,029,779)
HSBC Securities (USA) Inc., 0.06%, 4/01/14 (Maturity Value $2,970,361)	2,970,356	2,970,356
Collateralized by U.S. Government Agency Securities, zero cpn. - 0.128%, 8/28/15 -
11/15/30; and U.S. Government Agency Strips, 4/15/14 - 4/15/30 (valued at
$3,029,770)
Total Repurchase Agreements (Cost $12,506,716)		12,506,716
Total Investments (Cost $991,308,709) 100.2%		1,691,116,225
Other Assets, less Liabilities (0.2)%		(2,750,188)
Net Assets 100.0%		$1,688,366,037

a Non-income producing.
b A portion or all of the security is on loan at March 31, 2014.
c The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end investment company.
d At March 31, 2014, all repurchase agreements had been entered into on that date.
e The security is traded on a discount basis with no stated coupon rate.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited)

Franklin Small-Mid Cap Growth Securities Fund	Country	Shares/Units	Value
Common Stocks 98.9%
Consumer Discretionary 23.0%
[a]AMC Networks Inc., A	United States	44,000	$3,215,960
[a]Bally Technologies Inc.	United States	35,100	2,326,077
BorgWarner Inc.	United States	125,200	7,696,044
[a]BRP Inc.	Canada	217,700	5,701,479
[a]Buffalo Wild Wings Inc.	United States	35,200	5,241,280
[a]Charter Communications Inc., A	United States	23,600	2,907,520
[a]Chipotle Mexican Grill Inc.	United States	8,400	4,771,620
Dick's Sporting Goods Inc.	United States	156,400	8,541,004
[a]Dollar General Corp.	United States	147,200	8,166,656
GNC Holdings Inc., A	United States	123,700	5,445,274
[a]Grand Canyon Education Inc.	United States	59,500	2,778,650
Harman International Industries Inc.	United States	65,800	7,001,120
[a]HomeAway Inc.	United States	122,200	4,603,274
[a,b]Imax Corp.	Canada	81,300	2,221,929
[a]Jarden Corp.	United States	134,200	8,029,186
[a]Liberty Media Corp., A	United States	48,500	6,340,405
[a]Liberty Ventures, A	United States	46,400	6,047,312
[a]Michael Kors Holdings Ltd.	United States	69,400	6,472,938
[a]Netflix Inc.	United States	11,700	4,118,751
[a]Norwegian Cruise Line Holdings Ltd.	United States	61,100	1,971,697
PetSmart Inc.	United States	70,100	4,829,189
Ross Stores Inc.	United States	76,000	5,437,800
The Ryland Group Inc.	United States	105,400	4,208,622
[a]Shutterfly Inc.	United States	93,200	3,977,776
Starwood Hotels & Resorts Worldwide Inc.	United States	83,300	6,630,680
[a]Starz, A	United States	151,900	4,903,332
[a]Tenneco Inc.	United States	125,800	7,305,206
Tractor Supply Co.	United States	97,900	6,914,677
[a]Under Armour Inc., A	United States	67,088	7,690,969
Wolverine World Wide Inc.	United States	370,400	10,574,920
Wynn Resorts Ltd.	United States	42,800	9,508,020
			175,579,367
Consumer Staples 4.6%
[a]Boston Beer Inc., A	United States	33,200	8,125,036
Mead Johnson Nutrition Co., A	United States	107,600	8,945,864
[a]Monster Beverage Corp.	United States	78,000	5,417,100
[a]TreeHouse Foods Inc.	United States	83,300	5,996,767
Whole Foods Market Inc.	United States	135,700	6,881,347
			35,366,114
Energy 6.1%
Cabot Oil & Gas Corp., A	United States	137,800	4,668,664
[a]Cameron International Corp.	United States	41,600	2,569,632
[a]Concho Resources Inc.	United States	38,500	4,716,250
[a]Diamondback Energy Inc.	United States	102,000	6,865,620
[a]Oasis Petroleum Inc.	United States	205,100	8,558,823
Oceaneering International Inc.	United States	43,200	3,104,352
[a]Rex Energy Corp.	United States	202,900	3,796,259
[a]Sanchez Energy Corp.	United States	132,200	3,917,086
[a]Southwestern Energy Co.	United States	91,800	4,223,718
Superior Energy Services Inc.	United States	138,300	4,254,108
			46,674,512
Financials 6.7%
[a]Affiliated Managers Group Inc.	United States	58,700	11,742,935
Brown & Brown Inc.	United States	70,800	2,177,808
[b]Digital Realty Trust Inc.	United States	39,500	2,096,660
IntercontinentalExchange Group Inc.	United States	40,808	8,073,047
Jones Lang LaSalle Inc.	United States	28,000	3,318,000
Lazard Ltd., A	United States	163,000	7,675,670
[a]Signature Bank/New York NY	United States	85,700	10,763,063

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

T. Rowe Price Group Inc.	United States	65,300	5,377,455
			51,224,638
Health Care 16.7%
[a]Actavis PLC	United States	42,600	8,769,210
Agilent Technologies Inc.	United States	75,300	4,210,776
[a]Alexion Pharmaceuticals Inc.	United States	37,900	5,765,727
[a]Alnylam Pharmaceuticals Inc.	United States	53,700	3,605,418
[a]BioMarin Pharmaceutical Inc.	United States	29,600	2,019,016
[a]CareFusion Corp.	United States	111,300	4,476,486
[a]Catamaran Corp.	Canada	127,500	5,706,900
[a]Celldex Therapeutics Inc.	United States	220,400	3,894,468
[a]Cerner Corp.	United States	108,000	6,075,000
The Cooper Cos. Inc.	United States	39,500	5,425,720
[a]DaVita HealthCare Partners Inc.	United States	111,100	7,649,235
[a]Edwards Lifesciences Corp.	United States	36,900	2,736,873
[a]Envision Healthcare Holdings Inc.	United States	151,400	5,121,862
[a]HCA Holdings Inc.	United States	155,600	8,169,000
[a]HeartWare International Inc.	United States	32,306	3,029,657
[a]HMS Holdings Corp.	United States	135,800	2,586,990
[a]Illumina Inc.	United States	31,600	4,697,656
[a]Incyte Corp.	United States	28,500	1,525,320
[a,b]Karyopharm Therapeutics Inc.	United States	69,613	2,150,345
[a]Laboratory Corp. of America Holdings	United States	33,200	3,260,572
[a]Medivation Inc.	United States	54,146	3,485,378
[a]Mettler-Toledo International Inc.	United States	31,200	7,353,216
Perrigo Co. PLC	United States	60,785	9,401,008
[a]Puma Biotechnology Inc.	United States	14,800	1,541,272
[a]Sagent Pharmaceuticals Inc.	United States	162,700	3,802,299
St. Jude Medical Inc.	United States	78,400	5,126,576
[a]Vertex Pharmaceuticals Inc.	United States	40,100	2,835,872
Zoetis Inc.	United States	117,200	3,391,768
			127,813,620
Industrials 20.2%
Acuity Brands Inc.	United States	11,400	1,511,298
[a]The Advisory Board Co.	United States	85,400	5,486,950
Allegiant Travel Co.	United States	56,312	6,303,002
AMETEK Inc.	United States	205,400	10,576,046
[a]B/E Aerospace Inc.	United States	83,200	7,220,928
[a]Colfax Corp.	United States	109,600	7,817,768
[a]DigitalGlobe Inc.	United States	178,500	5,178,285
Flowserve Corp.	United States	116,600	9,134,444
[a]Genesee & Wyoming Inc.	United States	59,500	5,790,540
[a]Hexcel Corp.	United States	140,600	6,121,724
Hubbell Inc., B	United States	28,700	3,440,269
[a]IHS Inc., A	United States	71,600	8,699,400
Interface Inc.	United States	123,557	2,539,096
J.B. Hunt Transport Services Inc.	United States	66,300	4,768,296
[a]Jacobs Engineering Group Inc.	United States	77,900	4,946,650
Kansas City Southern	United States	39,600	4,041,576
The Manitowoc Co. Inc.	United States	196,400	6,176,780
Pall Corp.	United States	53,200	4,759,804
[a]Proto Labs Inc.	United States	38,300	2,591,761
Robert Half International Inc.	United States	156,600	6,569,370
Rockwell Automation Inc.	United States	33,300	4,147,515
Roper Industries Inc.	United States	89,070	11,891,736
[a]Spirit Airlines Inc.	United States	92,300	5,482,620
Towers Watson & Co.	United States	24,200	2,760,010
[a]United Rentals Inc.	United States	99,300	9,427,542
[a]Verisk Analytics Inc., A	United States	53,900	3,231,844
W.W. Grainger Inc.	United States	13,300	3,360,378
			153,975,632
Information Technology 17.1%
[a]Alliance Data Systems Corp.	United States	20,500	5,585,225
[a]ANSYS Inc.	United States	96,100	7,401,622

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited)
Avago Technologies Ltd.	United States	128,800	8,296,008
[a]Bottomline Technologies Inc.	United States	118,300	4,158,245
[a]Demandware Inc.	United States	54,000	3,459,240
[a]Electronic Arts Inc.	United States	131,300	3,809,013
[a]FleetCor Technologies Inc.	United States	47,300	5,444,230
[a]Global Eagle Entertainment Inc.	United States	154,500	2,438,010
Intersil Corp., A	United States	418,400	5,405,728
[a]JDS Uniphase Corp.	United States	332,700	4,657,800
[a]Lam Research Corp.	United States	105,200	5,786,000
[a]LinkedIn Corp., A	United States	33,200	6,140,008
Maxim Integrated Products Inc.	United States	153,900	5,097,168
National Instruments Corp.	United States	75,900	2,177,571
[a]NetSuite Inc.	United States	35,100	3,328,533
[a]NXP Semiconductors NV	Netherlands	195,600	11,503,236
[a]Pandora Media Inc.	United States	74,600	2,261,872
[a]Red Hat Inc.	United States	58,900	3,120,522
[a]Semtech Corp.	United States	99,500	2,521,330
[a]ServiceNow Inc.	United States	91,400	5,476,688
[a]Silicon Laboratories Inc.	United States	89,400	4,671,150
[a]Stratasys Ltd.	United States	11,304	1,199,241
[a]Trimble Navigation Ltd.	United States	221,300	8,601,931
[a]ViaSat Inc.	United States	107,100	7,394,184
[a]Workday Inc.	United States	20,600	1,883,458
Xilinx Inc.	United States	117,000	6,349,590
[a]Yelp Inc.	United States	32,300	2,484,839
			130,652,442
Materials 2.6%
Airgas Inc.	United States	54,200	5,772,842
Cytec Industries Inc.	United States	55,500	5,417,355
H.B. Fuller Co.	United States	83,113	4,012,696
Martin Marietta Materials Inc.	United States	38,300	4,915,805
			20,118,698
Telecommunication Services 1.2%
[a]SBA Communications Corp.	United States	97,100	8,832,216
Utilities 0.7%
[a]Calpine Corp.	United States	234,900	4,911,759
Total Common Stocks (Cost $466,577,529)			755,148,998

Short Term Investments 2.0%
Money Market Funds (Cost $9,657,963) 1.2%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	United States	9,657,963	9,657,963
Investments from Cash Collateral Received for Loaned Securities (Cost
$6,193,725) 0.8%
Money Market Funds 0.8%
[d]BNY Mellon Overnight Government Fund, 0.052%	United States	6,193,725	6,193,725
Total Investments (Cost $482,429,217) 100.9%			771,000,686

Other Assets, less Liabilities (0.9)%			(7,139,347)
Net Assets 100.0%			$763,861,339

a Non-income producing.
b A portion or all of the security is on loan at March 31, 2014.
c The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end investment company.
d The rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited)

Franklin Strategic Income Securities Fund	Country	Shares		Value
Common Stocks and Other Equity Interests 0.3%
Consumer Services 0.3%
[a,b,c]Turtle Bay Resort	United States	1,901,449		$2,452,869
Materials 0.0%+
NewPage Holdings Inc.	United States	5,000		450,000
Transportation 0.0%+
[a]CEVA Holdings LLC	United Kingdom	224		280,350
Total Common Stocks and Other Equity Interests (Cost $3,603,206)				3,183,219
Convertible Preferred Stocks 0.1%
Transportation 0.1%
[a]CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	6		10,020
[a]CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	486		606,888
Total Convertible Preferred Stocks (Cost $731,856)				616,908
Preferred Stocks (Cost $625,000) 0.1%
Diversified Financials 0.1%
GMAC Capital Trust I, 8.125%, pfd.	United States	25,000		682,500
		Principal Amount*
Corporate Bonds 37.4%
Automobiles & Components 0.7%
[d]Avis Budget Finance PLC, senior note, 144A, 6.00%, 3/01/21	United States	1,400,000	EUR	2,047,066
[d]General Motors Co., senior bond, 144A, 4.875%, 10/02/23	United States	2,400,000		2,472,000
The Goodyear Tire & Rubber Co., senior note, 6.50%, 3/01/21	United States	2,200,000		2,409,000
				6,928,066
Banks 2.9%
[d]Banco do Brasil SA, sub. note, 144A, 5.875%, 1/26/22	Brazil	3,500,000		3,598,437
Bank of America Corp.,
[e]junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	3,000,000		3,443,919
senior note, 5.65%, 5/01/18	United States	1,500,000		1,697,625
CIT Group Inc., senior note,
5.375%, 5/15/20	United States	1,600,000		1,724,000
5.00%, 8/15/22	United States	2,500,000		2,604,698
Citigroup Inc.,
senior note, 3.875%, 10/25/23	United States	3,000,000		2,985,102
sub. bond, 5.50%, 9/13/25	United States	1,500,000		1,601,462
sub. note, 4.05%, 7/30/22	United States	300,000		301,725
JPMorgan Chase & Co.,
[e]junior sub. bond, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	1,500,000		1,485,000
senior note, 4.25%, 10/15/20	United States	2,500,000		2,678,008
sub. note, 3.375%, 5/01/23	United States	1,000,000		948,576
Regions Bank, sub. note, 7.50%, 5/15/18	United States	1,000,000		1,182,690
Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22	United Kingdom	1,000,000		1,050,000
The Royal Bank of Scotland PLC, sub. note, 6.934%, 4/09/18	United Kingdom	2,300,000	EUR	3,620,514
				28,921,756
Capital Goods 1.0%
[d]Abengoa Finance SAU, senior note, 144A,
8.875%, 11/01/17	Spain	2,500,000		2,823,438
7.75%, 2/01/20	Spain	200,000		217,000
[d]KM Germany Holdings GmbH, secured note, 144A, 8.75%, 12/15/20	Germany	1,500,000	EUR	2,325,038
[d]Loxam SAS, senior sub. note, 144A, 7.375%, 1/24/20	France	1,000,000	EUR	1,514,629
Navistar International Corp., senior note, 8.25%, 11/01/21	United States	1,500,000		1,535,625
Terex Corp., senior note, 6.00%, 5/15/21	United States	1,000,000		1,075,000
				9,490,730
Commercial & Professional Services 0.1%
[d,f]Nielsen Finance LLC/Co., senior note, 144A, 5.00%, 4/15/22	United States	1,300,000		1,303,250
Consumer Durables & Apparel 0.8%
[d]Financiere Gaillon 8 SAS, senior note, 144A, 7.00%, 9/30/19	France	1,200,000	EUR	1,666,794

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
KB Home, senior note,
4.75%, 5/15/19	United States	1,000,000		1,010,000
7.00%, 12/15/21	United States	1,600,000		1,726,000
M/I Homes Inc., senior note, 8.625%, 11/15/18	United States	1,300,000		1,408,875
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	United States	1,100,000		1,141,250
Visant Corp., senior note, 10.00%, 10/01/17	United States	1,400,000		1,401,750
				8,354,669
Consumer Services 0.9%
Caesars Entertainment Operating Co. Inc., senior secured note, 11.25%, 6/01/17	United States	3,500,000		3,377,500
[d,g]Fontainebleau Las Vegas, senior secured note, first lien, 144A, 11.00%, 6/15/15	United States	2,500,000		12,500
MGM Resorts International, senior note,
6.625%, 7/15/15	United States	3,000,000		3,195,000
6.75%, 10/01/20	United States	200,000		222,250
6.625%, 12/15/21	United States	500,000		550,625
[d]Paris Las Vegas Holding LLC, senior secured note, first lien, 144A, 8.00%, 10/01/20	United States	500,000		528,750
[d]PNK Finance Corp., senior note, 144A, 6.375%, 8/01/21	United States	700,000		731,500
				8,618,125
Diversified Financials 2.8%
Ally Financial Inc., senior note, 7.50%, 9/15/20	United States	3,000,000		3,577,500
Deutsche Bank AG, sub. bond, 4.296% to 5/24/23, FRN thereafter, 5/24/28	Germany	4,000,000		3,783,000
E*TRADE Financial Corp., senior note, 6.375%, 11/15/19	United States	1,400,000		1,529,500
General Electric Capital Corp.,
senior note, A, 8.50%, 4/06/18	United States	29,000,000	MXN	2,461,459
sub. note, 5.30%, 2/11/21	United States	500,000		563,252
General Motors Financial Co. Inc., senior note, 3.25%, 5/15/18	United States	900,000		911,250
GMAC Inc., sub. note, 8.00%, 12/31/18	United States	900,000		1,077,750
[d]KKR Group Finance Co., senior note, 144A, 6.375%, 9/29/20	United States	2,500,000		2,894,360
Morgan Stanley, senior note,
6.00%, 4/28/15	United States	1,000,000		1,055,913
5.50%, 7/24/20	United States	1,500,000		1,695,595
[d]Neuberger Berman Group LLC/Finance Corp., senior note, 144A,
5.625%, 3/15/20	United States	600,000		633,000
5.875%, 3/15/22	United States	1,400,000		1,498,000
[d]Nuveen Investments Inc., senior note, 144A,
9.125%, 10/15/17	United States	200,000		212,500
9.50%, 10/15/20	United States	1,800,000		1,926,000
SLM Corp., senior note,
8.45%, 6/15/18	United States	1,800,000		2,126,250
5.50%, 1/15/19	United States	1,500,000		1,592,319
				27,537,648
Energy 8.1%
Access Midstream Partner LP/ACMP Finance Corp., senior note,
5.875%, 4/15/21	United States	1,500,000		1,605,000
6.125%, 7/15/22	United States	600,000		648,750
CGG, senior note,
7.75%, 5/15/17	France	500,000		508,750
6.50%, 6/01/21	France	2,000,000		2,040,000
CHC Helicopter SA,
senior note, 9.375%, 6/01/21	Canada	400,000		426,000
senior secured note, first lien, 9.25%, 10/15/20	Canada	2,250,000		2,452,500
Chesapeake Energy Corp., senior note,
6.625%, 8/15/20	United States	2,000,000		2,255,000
6.125%, 2/15/21	United States	1,500,000		1,642,500
5.75%, 3/15/23	United States	1,000,000		1,063,750
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	United States	1,500,000		1,601,250
El Paso Corp., senior bond, 6.50%, 9/15/20	United States	1,500,000		1,654,009
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	United States	4,000,000		4,595,000
Energy Transfer Partners LP, senior note, 5.20%, 2/01/22	United States	1,000,000		1,081,330
Energy XXI Gulf Coast Inc., senior note, 9.25%, 12/15/17	United States	2,500,000		2,731,250
Enterprise Products Operating LLC, junior sub. note, 7.034% to 1/15/18, FRN
thereafter, 1/15/68	United States	1,500,000		1,700,178
[d]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	2,000,000		2,093,750
[d]Gaz Capital SA (OJSC Gazprom), loan participation,
senior bond, 144A, 6.51%, 3/07/22	Russia	500,000		517,500

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
senior note, 144A, 5.092%, 11/29/15	Russia	3,000,000		3,112,080
senior note, 144A, 3.85%, 2/06/20	Russia	1,000,000		943,050
Halcon Resources Corp., senior note,
9.75%, 7/15/20	United States	200,000		216,500
8.875%, 5/15/21	United States	2,000,000		2,085,000
[d]144A, 9.25%, 2/15/22	United States	800,000		838,000
[d]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	United States	2,000,000		2,175,000
Linn Energy LLC/Finance Corp., senior note,
8.625%, 4/15/20	United States	2,500,000		2,728,125
7.75%, 2/01/21	United States	1,500,000		1,620,000
[d]LUKOIL International Finance BV, senior note, 144A, 4.563%, 4/24/23	Russia	3,500,000		3,232,355
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note,
8.875%, 4/01/18	United States	1,254,000		1,309,653
7.25%, 2/15/21	United States	600,000		632,250
[d,f]144A, 7.25%, 2/15/21	United States	1,200,000		1,264,500
Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	United States	1,500,000		1,575,000
[d]Oasis Petroleum Inc., senior note, 144A, 6.875%, 3/15/22	United States	1,300,000		1,413,750
Offshore Group Investment Ltd.,
senior bond, first lien, 7.125%, 4/01/23	United States	700,000		715,750
senior secured note, first lien, 7.50%, 11/01/19	United States	2,000,000		2,146,250
Peabody Energy Corp., senior note,
6.00%, 11/15/18	United States	700,000		737,625
6.50%, 9/15/20	United States	2,500,000		2,593,750
6.25%, 11/15/21	United States	1,500,000		1,511,250
Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	1,000,000		1,117,500
Penn Virginia Resource Partners LP/Finance Corp. II, senior note,
8.375%, 6/01/20	United States	1,426,000		1,607,815
6.50%, 5/15/21	United States	400,000		429,000
Plains Exploration & Production Co., senior note,
6.125%, 6/15/19	United States	600,000		665,250
6.875%, 2/15/23	United States	1,000,000		1,117,500
QR Energy LP/QRE Finance, senior note, 9.25%, 8/01/20	United States	2,000,000		2,150,000
Quicksilver Resources Inc.,
[d,h]secured note, second lien, 144A, FRN, 7.00%, 6/21/19	United States	1,800,000		1,783,125
senior note, 9.125%, 8/15/19	United States	500,000		500,000
Regency Energy Partners LP/Regency Energy Finance Corp., senior note, 5.875%,
3/01/22	United States	200,000		208,000
Sabine Pass Liquefaction LLC, first lien, 5.625%,
2/01/21	United States	3,000,000		3,108,750
4/15/23	United States	900,000		898,875
[d]Samson Investment Co., senior note, 144A, 9.75%, 2/15/20	United States	2,500,000		2,737,500
[d]Sanchez Energy Corp., senior note, 144A, 7.75%, 6/15/21	United States	1,700,000		1,823,250
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	2,800,000		3,038,000
				80,650,970
Food & Staples Retailing 0.2%
[d]Cencosud SA, senior note, 144A, 4.875%, 1/20/23	Chile	2,500,000		2,421,425
Food, Beverage & Tobacco 1.2%
[d]Boparan Finance PLC, senior note, 144A, 9.75%, 4/30/18	United Kingdom	1,400,000	EUR	2,082,028
Constellation Brands Inc., senior note, 4.25%, 5/01/23	United States	1,000,000		980,000
Del Monte Corp., senior note, 7.625%, 2/15/19	United States	1,736,000		1,810,865
[d]JBS USA LLC/Finance Inc., senior note, 144A,
8.25%, 2/01/20	United States	2,400,000		2,640,000
7.25%, 6/01/21	United States	300,000		320,250
Kraft Foods Group Inc., senior bond, 3.50%, 6/06/22	United States	2,500,000		2,519,840
[d]Post Holdings Inc., senior note, 144A, 6.75%, 12/01/21	United States	1,100,000		1,167,375
[d]Sun Merger Sub Inc., senior note, 144A, 5.875%, 8/01/21	United States	600,000		625,125
				12,145,483
Health Care Equipment & Services 1.5%
Alere Inc., senior sub. note, 6.50%, 6/15/20	United States	800,000		844,000
[d]Cegedim SA, senior note, 144A, 6.75%, 4/01/20	France	900,000	EUR	1,326,821
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	1,500,000		1,655,625
[d]senior note, 144A, 6.875%, 2/01/22	United States	400,000		420,000
senior secured note, 5.125%, 8/15/18	United States	1,100,000		1,157,750

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
DaVita HealthCare Partners Inc., senior note, 5.75%, 8/15/22	United States	1,500,000		1,605,000
HCA Inc.,
senior note, 7.50%, 2/15/22	United States	2,000,000		2,290,000
senior note, 5.875%, 5/01/23	United States	1,500,000		1,546,875
senior secured note, 5.875%, 3/15/22	United States	1,400,000		1,512,000
Hologic Inc., senior note, 6.25%, 8/01/20	United States	900,000		956,250
Tenet Healthcare Corp., senior note,
8.125%, 4/01/22	United States	1,700,000		1,904,000
[d]144A, 5.00%, 3/01/19	United States	200,000		200,250
				15,418,571
Insurance 0.6%
MetLife Inc., junior sub. note, 6.40% to 12/15/36, FRN thereafter, 12/15/66	United States	2,500,000		2,650,000
[d]Mitsui Sumitomo Insurance Co. Ltd., junior sub. note, 144A, 7.00% to 3/15/22, FRN
thereafter, 3/15/72	Japan	2,500,000		2,911,100
				5,561,100
Materials 4.4%
ArcelorMittal, senior note,
6.00%, 3/01/21	Luxembourg	3,500,000		3,738,647
6.75%, 2/25/22	Luxembourg	1,000,000		1,100,560
[d]Ardagh Packaging Finance PLC, senior note, 144A, 9.125%, 10/15/20	Luxembourg	900,000		1,005,750
[d]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 6.25%, 1/31/19	Luxembourg	200,000		209,500
senior note, 144A, 7.00%, 11/15/20	Luxembourg	105,882		111,772
senior note, 144A, 6.75%, 1/31/21	Luxembourg	200,000		210,125
senior secured note, first lien, 144A, 7.375%, 10/15/17	Luxembourg	600,000		639,375
[d]Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	1,500,000		1,383,750
[d,f]Cemex Finance LLC, senior secured note, 144A, 6.00%, 4/01/24	Mexico	800,000		802,500
[d]Cemex SAB de CV,
secured note, 144A, 5.875%, 3/25/19	Mexico	1,000,000		1,040,000
senior secured note, 144A, 9.00%, 1/11/18	Mexico	2,000,000		2,182,500
[d]Faenza GmbH, senior note, 144A, 8.25%, 8/15/21	Germany	900,000	EUR	1,367,897
[d]First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	Canada	1,725,000		1,755,188
7.00%, 2/15/21	Canada	1,725,000		1,763,813
[d]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,
6.00%, 4/01/17	Australia	500,000		528,125
6.875%, 2/01/18	Australia	2,500,000		2,640,625
8.25%, 11/01/19	Australia	1,000,000		1,103,750
[d]Glencore Funding LLC, senior note, 144A, 4.125%, 5/30/23	United States	1,000,000		957,009
[d]Ineos Finance PLC, senior secured note, 144A,
8.375%, 2/15/19	Switzerland	200,000		221,750
7.50%, 5/01/20	Switzerland	300,000		329,625
[d]Ineos Group Holdings SA, senior note, 144A,
6.125%, 8/15/18	Switzerland	700,000		728,875
6.50%, 8/15/18	Switzerland	700,000	EUR	1,015,224
5.75%, 2/15/19	Switzerland	300,000	EUR	424,965
[d]Kerling PLC, senior secured note, 144A, 10.625%, 2/01/17	United Kingdom	1,000,000	EUR	1,468,714
Novelis Inc., senior note,
8.375%, 12/15/17	Canada	1,000,000		1,071,250
8.75%, 12/15/20	Canada	1,600,000		1,796,000
[d]Orion Engineered Carbons Bondco GmbH, senior secured bond, 144A, 10.00%,
6/15/18	Germany	2,250,000	EUR	3,382,930
[d,i]Orion Engineered Carbons Finance & Co. SCA, senior note, 144A, PIK, 9.25%, 8/01/19	Germany	200,000		208,500
Reynolds Group Issuer Inc./LLC/SA,
first lien, 5.75%, 10/15/20	United States	900,000		947,250
senior note, 8.50%, 5/15/18	United States	1,500,000		1,575,000
senior note, 8.25%, 2/15/21	United States	1,000,000		1,096,250
senior secured note, 7.125%, 4/15/19	United States	1,000,000		1,062,500
[d]Sealed Air Corp., senior note, 144A,
8.125%, 9/15/19	United States	1,000,000		1,122,500
8.375%, 9/15/21	United States	800,000		925,000
[d]U.S. Coatings Acquisition Inc./Flash Dutch 2 BV, 144A, 5.75%, 2/01/21	United States	1,000,000	EUR	1,478,552

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

[d]Xstrata Finance Canada Ltd., senior note, 144A, 4.95%, 11/15/21	Canada	2,500,000		2,588,450
				43,984,221
Media 3.5%
CCO Holdings LLC/CCO Holdings Capital Corp., senior bond, 5.25%, 9/30/22	United States	1,400,000		1,387,750
Clear Channel Communications Inc., senior secured bond, first lien, 9.00%, 3/01/21	United States	4,500,000		4,719,375
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	1,000,000		1,073,750
senior sub. note, 7.625%, 3/15/20	United States	200,000		215,500
senior sub. note, 7.625%, 3/15/20	United States	1,000,000		1,085,000
CSC Holdings Inc., senior deb., 7.625%, 7/15/18	United States	1,500,000		1,749,375
CSC Holdings LLC, senior note, 6.75%, 11/15/21	United States	3,000,000		3,367,500
DISH DBS Corp., senior note,
7.125%, 2/01/16	United States	2,500,000		2,737,500
6.75%, 6/01/21	United States	500,000		561,250
5.875%, 7/15/22	United States	500,000		535,000
[d]Gannett Co. Inc.,
senior bond, 144A, 6.375%, 10/15/23	United States	1,900,000		2,021,125
senior note, 144A, 5.125%, 7/15/20	United States	700,000		722,750
Time Warner Inc., 7.625%, 4/15/31	United States	1,500,000		2,003,763
[d]Unitymedia Hessen GmbH & Co.KG/Unitymedia NRW GmbH, senior secured note,
144A, 5.625%, 4/15/23	Germany	800,000	EUR	1,201,695
[d]Univision Communications Inc.,
senior secured bond, 144A, 6.75%, 9/15/22	United States	436,000		484,505
senior secured note, 144A, 7.875%, 11/01/20	United States	2,500,000		2,775,000
[d]UPC Holding BV, senior note, 144A, 6.375%, 9/15/22	Netherlands	500,000	EUR	742,720
[d]UPCB Finance II Ltd., senior secured note, 144A, 6.375%, 7/01/20	Netherlands	2,000,000	EUR	2,967,299
[d]UPCB Finance VI Ltd., senior secured note, 144A, 6.875%, 1/15/22	Netherlands	500,000		544,375
[d,f]Videotron Ltd., senior bond, 144A, 5.375%, 6/15/24	Canada	800,000		806,000
[d]Virgin Media Secured Finance, senior secured bond, 144A, 5.50%, 1/15/25	United Kingdom	1,900,000		1,922,563
[d]VTR Finance BV, senior secured note, 144A, 6.875%, 1/15/24	Chile	900,000		938,250
				34,562,045
Pharmaceuticals, Biotechnology & Life Sciences 0.8%
[d]Grifols Worldwide Operations Ltd., senior note, 144A, 5.25%, 4/01/22	United States	400,000		410,000
[d,i]Jaguar Holding Co. I, senior note, 144A, PIK, 9.375%, 10/15/17	United States	1,900,000		2,006,875
[d]Valeant Pharmaceuticals International Inc., senior note, 144A, 7.50%, 7/15/21	United States	1,200,000		1,356,000
[d]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	United States	2,400,000		2,604,000
Zoetis Inc., senior bond, 3.25%, 2/01/23	United States	2,000,000		1,933,034
				8,309,909
Real Estate 0.1%
Crown Castle International Corp., senior bond, 5.25%, 1/15/23	United States	500,000		510,625
Retailing 0.6%
[d]Edcon Pty. Ltd., secured note, 144A, 9.50%, 3/01/18	South Africa	2,400,000	EUR	3,241,330
[d]New Look Bondco I PLC, 144A, 8.75%, 5/14/18	United Kingdom	1,300,000	GBP	2,334,881
				5,576,211
Semiconductors & Semiconductor Equipment 0.1%
Freescale Semiconductor Inc., senior note, 8.05%, 2/01/20	United States	816,000		900,660
Software & Services 1.0%
[d]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	1,300,000		1,374,750
Equinix Inc., senior bond, 5.375%, 4/01/23	United States	2,500,000		2,562,500
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	300,000		358,500
[d]senior secured bond, 144A, 8.25%, 1/15/21	United States	4,500,000		4,905,000
Sterling International Inc., senior note, 11.00%, 10/01/19	United States	1,100,000		1,163,250
				10,364,000
Technology Hardware & Equipment 0.2%
[d]Alcatel-Lucent USA Inc., senior note, 144A, 6.75%, 11/15/20	United States	2,000,000		2,125,000
[d,i]CommScope Holdings Co. Inc., senior note, 144A, PIK, 6.625%, 6/01/20	United States	200,000		212,500
				2,337,500
Telecommunication Services 4.4%
[d]Altice Financing SA, senior secured note, 144A, 6.50%, 1/15/22	Luxembourg	800,000	EUR	1,175,263
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	200,000		213,250

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
senior note, 6.00%, 4/01/17	United States	1,500,000		1,666,875
senior note, 6.45%, 6/15/21	United States	1,000,000		1,080,000
[d]Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	2,000,000		2,140,470
[d]Digicel Ltd., senior note, 144A,
8.25%, 9/01/17	Bermuda	300,000		313,500
6.00%, 4/15/21	Bermuda	800,000		819,500
[d]eAccess Ltd., senior note, 144A,
8.25%, 4/01/18	Japan	1,400,000		1,532,125
8.375%, 4/01/18	Japan	600,000	EUR	911,415
Frontier Communications Corp.,
senior bond, 7.625%, 4/15/24	United States	600,000		630,000
senior note, 8.50%, 4/15/20	United States	2,000,000		2,335,000
senior note, 8.75%, 4/15/22	United States	1,000,000		1,146,250
senior note, 7.875%, 1/15/27	United States	400,000		405,000
Intelsat Jackson Holdings SA,
senior bond, 6.625%, 12/15/22	Luxembourg	1,600,000		1,666,000
senior note, 7.25%, 10/15/20	Luxembourg	2,000,000		2,177,500
senior note, 7.50%, 4/01/21	Luxembourg	1,000,000		1,102,500
[d]Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	1,300,000		1,389,375
[d,i]Mobile Challenger Intermediate Group SA, secured note, 144A, PIK, 8.75%, 3/15/19	Switzerland	600,000	EUR	860,822
[d]Nokia Siemens Networks Finance BV, senior note, 144A, 7.125%, 4/15/20	Netherlands	1,000,000	EUR	1,582,748
[d]Play Finance 1 SA, senior note, 144A, 6.50%, 8/01/19	Poland	500,000	EUR	721,192
[d]Play Finance 2 SA, senior secured note, 144A, 5.25%, 2/01/19	Poland	800,000	EUR	1,127,647
[d]Sprint Corp., senior note, 144A, 7.875%, 9/15/23	United States	500,000		551,250
Sprint Nextel Corp., senior note,
8.375%, 8/15/17	United States	2,500,000		2,953,125
6.00%, 11/15/22	United States	500,000		511,875
[d]144A, 9.00%, 11/15/18	United States	1,500,000		1,837,500
[d]144A, 7.00%, 3/01/20	United States	800,000		926,000
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	300,000		315,000
senior note, 6.542%, 4/28/20	United States	1,400,000		1,512,000
senior note, 6.125%, 1/15/22	United States	200,000		210,250
Telefonica Emisiones SAU, senior note,
5.462%, 2/16/21	Spain	800,000		880,900
4.57%, 4/27/23	Spain	2,000,000		2,050,190
Verizon Communications Inc., senior note, 5.15%, 9/15/23	United States	3,000,000		3,289,608
[d]Wind Acquisition Finance SA, senior secured note, 144A, 11.75%, 7/15/17	Italy	3,000,000		3,163,050
[d,i]Wind Acquisition Holdings Finance SA, senior secured note, 144A, PIK, 12.25%,
7/15/17	Italy	812,208	EUR	1,176,916
				44,374,096
Transportation 0.5%
HDTFS Inc., senior note, 6.25%, 10/15/22	United States	1,500,000		1,612,500
Hertz Corp., senior note, 6.75%, 4/15/19	United States	1,500,000		1,614,375
[d]Stena AB, senior bond, 144A, 7.00%, 2/01/24	Sweden	900,000		918,000
[d]Stena International SA, secured bond, 144A, 5.75%, 3/01/24	Sweden	1,100,000		1,102,062
				5,246,937
Utilities 1.0%
[d]Calpine Corp.,
senior secured bond, first lien, 144A, 5.875%, 1/15/24	United States	600,000		612,000
senior secured note, 144A, 7.875%, 7/31/20	United States	454,000		501,670
senior secured note, 144A, 7.50%, 2/15/21	United States	1,492,000		1,637,470
senior secured note, first lien, 144A, 6.00%, 1/15/22	United States	100,000		105,500
[d,e]EDF SA,
junior sub. bond, 144A, 5.625% to 1/22/24, FRN thereafter, Perpetual	France	500,000		505,248
sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	3,000,000		3,011,250
[d]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	1,700,000		1,796,687
[d]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	United States	3,000,000		2,317,500
				10,487,325
Total Corporate Bonds (Cost $349,112,466)				374,005,322

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
[h]Senior Floating Rate Interests 13.9%
Automobiles & Components 0.5%
[f]August LuxUK Holding Co., Lux Second Lien, 10.50%, 4/27/19	Luxembourg	1,269,246	1,307,323
[f]August U.S. Holding Co. Inc., U.S. Second Lien, 10.50%, 4/27/19	United States	415,594	428,061
FRAM Group Holdings Inc. (Autoparts Holdings),
Second Lien Term Loan, 10.50%, 1/29/18	United States	2,529,436	2,415,611
Term Loan, 6.50%, 7/29/17	United States	1,307,776	1,308,417
			5,459,412
Capital Goods 0.8%
[f]Air Distribution Technologies (Tomkins Air Distribution), Second Lien Initial Loan,
9.25%, 5/09/20	United States	1,259,131	1,279,592
[j]Erickson Air-Crane Inc., Purchase Price Notes, 6.00%, 11/02/20	United States	190,406	181,362
[f]Quikrete Holdings Inc., First Lien Initial Loan, 4.00%, 9/26/20	United States	1,564,608	1,570,280
Sensus USA Inc., Second Lien Term Loan, 8.50%, 5/09/18	United States	2,582,186	2,599,938
[f]TransDigm Inc., Tranche C Term Loan, 3.75%, 2/28/20	United States	672,192	673,452
[f]Wesco Distribution Inc., Tranche B-1 Loan, 3.75%, 12/12/19	United States	1,461,082	1,470,031
			7,774,655
Commercial & Professional Services 1.0%
[f]Acosta Inc., Add-On Term Loan B, 3.25%, 3/01/18	United States	54,663	55,065
AlixPartners LLP, Second Lien 2013 Recapitalization Term Loan, 9.00%, 7/10/21	United States	243,902	249,771
Altegrity Inc.,
Term Loan B, 5.00%, 2/21/15	United States	180,000	177,862
[f]Tranche D Term Loan, 7.75%, 2/21/15	United States	2,470,931	2,443,907
ARAMARK Corp.,
Extended Synthetic L/C, 3.581%, 7/26/16	United States	143,344	143,523
Synthetic L/C-3, 3.581%, 7/26/16	United States	91,726	91,744
[f]U.S. Term E Loans, 3.25%, 9/07/19	United States	1,405,404	1,396,182
U.S. Term F Loans, 3.25%, 2/14/21	United States	3,633,600	3,610,135
Interactive Data Corp., Term B Loan, 3.75%, 2/11/18	United States	1,517,199	1,519,665
Pacific Industrial Services US Finco LLC (Spotless), Second Lien Initial Term Loan,
8.75%, 4/02/19	United States	39,900	40,972
			9,728,826
Consumer Services 0.8%
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/25/20	United States	4,619	4,633
[f]La Quinta Intermediate Holdings LLC, First Lien Term Loan, 5.25%, 3/20/21	United States	1,203,200	1,205,268
P.F. Chang's China Bistro Inc., Term Loan, 4.25%, 6/22/19	United States	367,929	370,225
[c,i]Turtle Bay Holdings LLC, Term Loan B, PIK, 3.00%, 3/01/15	United States	6,269,272	5,940,135
			7,520,261
Diversified Financials 0.7%
[f]Asurion LLC,
Incremental Tranche B-1 Term Loan, 5.00%, 5/24/19	United States	1,040,488	1,044,318
Second Lien Term Loan, 9.75%, 3/03/21	United States	1,000	1,035
Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan,
4.25%, 7/22/20	United States	545,724	549,646
Trans Union LLC,
[f]2013 Replacement Term Loan, 4.25%, 2/10/19	United States	2,438,506	2,446,890
Term Loan B, 5.25%, 3/21/21	United States	2,578,900	2,586,155
			6,628,044
Energy 0.2%
Bowie Resource Holdings LLC, 2nd Lien Initial Term Loan, 11.75%, 2/16/21	United States	285,714	287,143
[f]McJunkin Red Man Corp., 2013 Term Loan, 4.75%, 11/11/19	United States	729,289	739,512
[f]Pacific Drilling SA, Term Loan, 4.50%, 6/03/18	Luxembourg	1,232,508	1,239,133
			2,265,788
Food & Staples Retailing 0.2%
AdvancePierre Foods Inc., Second Lien Term Loan, 9.50%, 10/10/17	United States	1,619,009	1,582,582
Food, Beverage & Tobacco 0.4%
Big Heart Pet Brands (Del Monte Pet), Initial Term Loans, 3.50%, 2/24/20	United States	3,462,518	3,446,829
CSM Bakery Supplies LLC (U.S. Acquisition), Second Lien Term Loan, 9.75%, 7/03/21	United States	128,913	132,136
			3,578,965
Health Care Equipment & Services 1.4%
Carestream Health Inc., Second Lien Loan, 9.50%, 12/07/19	United States	641,944	657,993

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
Community Health Systems Inc.,
2017 Term E Loan, 3.447% - 3.483%, 1/25/17	United States	1,437,252	1,449,037
2021 Term D Loan, 4.25%, 1/27/21	United States	4,137,483	4,177,550
DaVita HealthCare Partners Inc.,
Tranche B Term Loan, 4.50%, 10/20/16	United States	2,626,384	2,644,756
Tranche B-2 Term Loan, 4.00%, 8/24/19	United States	1,670,007	1,682,233
MPH Acquisition Holdings LLC, Term Loan B, 5.25%, 3/31/21	United States	788,600	789,216
Surgery Centers Holdings Inc., Incremental Second Lien Term Loan, 9.75%, 4/10/20	United States	8,339	8,287
U.S. Renal Care Inc.,
Add-On Tranche B-2 Term Loan, 3.25%, 7/03/19	United States	524,000	524,327
[f]Tranche B-2 Term Loan, 5.50%, 7/03/19	United States	2,417,992	2,419,504
			14,352,903
Household & Personal Products 0.6%
[f]FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	3,109,107	3,161,573
Otter Products LLC, Loans, 5.25%, 4/29/19	United States	2,572,726	2,574,869
			5,736,442
Materials 2.3%
American Rock Salt Co. LLC, Initial Loan, 4.75%, 4/25/17	United States	2,140,288	2,166,149
Arysta Lifescience SPC LLC,
[f]Initial Term Loan, 4.50%, 5/29/20	United States	3,480,820	3,498,224
Second Lien Initial Term Loan, 8.25%, 11/30/20	United States	2,864,234	2,932,259
Atkore International Inc., Second Lien Term Loan, 9.00%, 10/09/21	United States	219,800	221,998
Axalta Coating Systems U.S. Holdings Inc., 2014 Specified Refinancing Term, 4.00%,
2/01/20	United States	3,033,147	3,041,273
Caraustar Industries Inc., Initial Term Loan, 7.50%, 5/01/19	United States	126,500	128,819
Exopack Holdings SA, USD Term Loan, 5.25%, 5/08/19	Luxembourg	523,958	531,817
FMG America Finance Inc. (Fortescue Metals Group), Loans, 4.25%, 6/30/19	United States	2,157,196	2,176,408
MacDermid Holdings LLC, First Lien Tranche B Term Loan, 4.00%, 6/07/20	United States	2,103,361	2,113,440
[f]OCI Beaumont LLC, Term B-2 Loans, 6.25%, 8/20/19	United States	644,326	652,380
[f]Oxbow Carbon LLC, First Lien Tranche B Term Loan, 4.25%, 7/19/19	United States	1,282,115	1,292,265
OXEA GmbH, Second Lien Term Loan, 8.25%, 7/15/20	Luxembourg	838,599	860,351
Reynolds Group Holdings Inc., U.S. Term Loan, 4.00%, 12/01/18	United States	2,773,585	2,787,237
Tronox Pigments (Netherlands) BV, Term Loan, 4.50%, 3/19/20	Netherlands	990,229	997,587
			23,400,207
Media 1.2%
[f]Cengage Learning Acquisitions Inc., Original Term Loans, 8.25%, 3/31/20	United States	3,196,851	3,239,475
Cumulus Media Holdings Inc., Term Loans, 4.25%, 12/23/20	United States	487,053	491,516
Entravision Communications Corp., Tranche B Term Loans, 3.50%, 5/31/20	United States	726,039	718,174
NEP/NCP Holdco Inc., Second Lien Term Loan, 9.50%, 7/22/20	United States	299,222	307,450
Radio One Inc., Term Loan, 7.50%, 3/31/16	United States	251,479	258,394
William Morris Endeavor Entertainment LLC,
Term Loans First Lien, 6.50%, 3/21/21	United States	4,938,400	4,919,881
Term Loans Second Lien, 9.50%, 3/21/22	United States	1,641,223	1,657,635
Zuffa LLC, Initial Term Loan, 3.75%, 2/25/20	United States	382,252	384,880
			11,977,405
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Valeant Pharmaceuticals International Inc., Series E-1 Tranche B Term Loan, 3.75%,
8/05/20	Canada	1,768,507	1,779,097
Retailing 1.8%
BJ's Wholesale Club Inc.,
2013 (Nov) Replacement Loans, 4.50%, 9/26/19	United States	4,270,948	4,292,559
Second Lien 2013 (Nov) Replacment Loans, 8.50%, 3/26/20	United States	1,360,788	1,396,791
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00% - 6.00%, 7/09/19	United States	2,616,249	2,629,330
Harbor Freight Tools USA Inc., Loans, 4.75%, 7/26/19	United States	1,074,980	1,087,241
[f]The Neiman Marcus Group Ltd. Inc., Other Term Loan, 5.50%, 10/25/20	United States	891,200	895,725
Party City Holdings Inc., 2014 Replacement Term Loan, 4.00%, 7/27/19	United States	3,207,646	3,216,050
[f]Sears Roebuck Acceptance Corp., Term Loan, 5.50%, 6/30/18	United States	3,441,904	3,462,483
Sungard Availability Services Capital Inc., Term Loan B, 7.25%, 3/31/19	United States	1,459,900	1,465,832
			18,446,011
Software & Services 0.8%
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20	United States	3,294,948	3,302,559

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
MoneyGram International Inc.,
Incremental Term Loan B, 5.50%, 3/28/20	United States	103,400			103,788
Term Loan, 4.25%, 3/28/20	United States	2,996,371			3,007,607
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	United States	1,720,657			1,757,760
					8,171,714
Technology Hardware & Equipment 0.3%
[f]Alcatel-Lucent USA. Inc., US Term Loan C (TLC), 4.50%, 1/30/19	United States	1,504,472			1,520,268
Dell International LLC, Term B Loan, 4.50%, 4/29/20	United States	1,316,164			1,308,925
Presidio Inc., Term Loan B, 6.25%, 3/31/17	United States	73,200			73,749
					2,902,942
Telecommunication Services 0.4%
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19	Luxembourg	4,459,362			4,476,062
Transportation 0.3%
Delta Air Lines Inc., Term Loan B, 3.50%, 4/20/17	United States	725,074			727,599
[f]Global Tip Finance BV/Finance America LLC, Facility C Commitment, 6.50%, 10/16/20	United States	2,264,659			2,230,689
					2,958,288
Total Senior Floating Rate Interests (Cost $137,788,330)					138,739,604
Foreign Government and Agency Securities 19.4%
Government of Canada,
2.25%, 8/01/14	Canada	701,000		CAD	637,013
1.00%, 11/01/14	Canada	591,000		CAD	534,851
2.00%, 12/01/14	Canada	1,420,000		CAD	1,293,762
1.00%, 5/01/15	Canada	5,080,000		CAD	4,596,311
Government of Hungary,
5.50%, 2/12/16	Hungary	1,864,700,000		HUF	8,656,678
5.50%, 12/22/16	Hungary	46,690,000		HUF	217,572
6.50%, 6/24/19	Hungary	206,000,000		HUF	991,201
7.50%, 11/12/20	Hungary	313,570,000		HUF	1,592,905
5.375%, 2/21/23	Hungary	1,020,000			1,037,748
A, 6.75%, 11/24/17	Hungary	4,470,000		HUF	21,642
A, 5.50%, 12/20/18	Hungary	34,100,000		HUF	158,558
A, 7.00%, 6/24/22	Hungary	930,000		HUF	4,628
A, 6.00%, 11/24/23	Hungary	1,270,000		HUF	5,954
senior note, 6.25%, 1/29/20	Hungary	4,597,000			5,033,715
senior note, 6.375%, 3/29/21	Hungary	1,550,000			1,698,219
Government of Indonesia,
FR26, 11.00%, 10/15/14	Indonesia	1,800,000,000		IDR	162,039
FR34, 12.80%, 6/15/21	Indonesia	17,235,000,000		IDR	1,909,252
Government of Ireland,
5.00%, 10/18/20	Ireland	3,562,000		EUR	5,759,582
senior bond, 5.40%, 3/13/25	Ireland	2,883,710		EUR	4,767,930
Government of Malaysia,
3.434%, 8/15/14	Malaysia	6,410,000		MYR	1,966,885
3.741%, 2/27/15	Malaysia	12,310,000		MYR	3,794,248
3.835%, 8/12/15	Malaysia	4,675,000		MYR	1,445,104
4.72%, 9/30/15	Malaysia	7,768,000		MYR	2,433,077
3.197%, 10/15/15	Malaysia	4,730,000		MYR	1,449,355
senior bond, 3.814%, 2/15/17	Malaysia	2,500,000		MYR	774,774
senior bond, 4.24%, 2/07/18	Malaysia	600,000		MYR	188,004
senior note, 3.172%, 7/15/16	Malaysia	12,100,000		MYR	3,698,015
Government of Mexico,
7.00%, 6/19/14	Mexico	192,800	[k]	MXN	1,488,376
9.50%, 12/18/14	Mexico	679,620	[k]	MXN	5,424,672
6.00%, 6/18/15	Mexico	18,020	[k]	MXN	141,730
8.00%, 12/17/15	Mexico	573,560	[k]	MXN	4,693,149
6.25%, 6/16/16	Mexico	199,310	[k]	MXN	1,599,259
7.25%, 12/15/16	Mexico	540,330	[k]	MXN	4,462,185
Government of Poland,
5.75%, 4/25/14	Poland	26,520,000		PLN	8,790,012
5.50%, 4/25/15	Poland	7,018,000		PLN	2,387,431
6.25%, 10/24/15	Poland	9,134,000		PLN	3,177,191
4.75%, 10/25/16	Poland	12,000,000		PLN	4,126,925
[h]FRN, 2.72%, 1/25/17	Poland	1,660,000		PLN	547,844

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
[h]FRN, 2.72%, 1/25/21	Poland	1,683,000		PLN	545,027
Strip, 7/25/14	Poland	295,000		PLN	96,814
Strip, 7/25/15	Poland	2,052,000		PLN	654,642
Strip, 1/25/16	Poland	1,066,000		PLN	334,417
[d]Government of Russia, senior bond, 144A, 7.50%, 3/31/30	Russia	1,439,185			1,639,124
[d]Government of Serbia, senior note, 144A,
4.875%, 2/25/20	Serbia	4,410,000			4,418,269
7.25%, 9/28/21	Serbia	1,820,000			2,047,600
Government of Sri Lanka,
A, 11.75%, 3/15/15	Sri Lanka	1,160,000		LKR	9,252
A, 6.50%, 7/15/15	Sri Lanka	28,980,000		LKR	219,887
A, 11.00%, 8/01/15	Sri Lanka	116,400,000		LKR	932,140
A, 6.40%, 8/01/16	Sri Lanka	19,500,000		LKR	145,454
A, 8.00%, 11/15/18	Sri Lanka	70,220,000		LKR	515,416
A, 9.00%, 5/01/21	Sri Lanka	73,580,000		LKR	534,004
B, 11.75%, 4/01/14	Sri Lanka	6,990,000		LKR	53,493
B, 6.60%, 6/01/14	Sri Lanka	7,100,000		LKR	54,300
B, 6.40%, 10/01/16	Sri Lanka	16,000,000		LKR	118,611
B, 8.50%, 7/15/18	Sri Lanka	15,280,000		LKR	114,671
C, 8.50%, 4/01/18	Sri Lanka	8,070,000		LKR	60,907
D, 8.50%, 6/01/18	Sri Lanka	54,050,000		LKR	406,336
Government of Sweden, 6.75%, 5/05/14	Sweden	117,770,000		SEK	18,297,769
[d]Government of Ukraine,
144A, 7.75%, 9/23/20	Ukraine	3,850,000			3,626,026
senior bond, 144A, 7.80%, 11/28/22	Ukraine	2,790,000			2,613,881
senior note, 144A, 7.95%, 2/23/21	Ukraine	2,120,000			2,006,050
senior note, 144A, 7.50%, 4/17/23	Ukraine	2,945,000			2,749,908
[l]Government of Uruguay, senior bond, Index Linked, 4.375%, 12/15/28	Uruguay	183,624,346		UYU	8,235,186
Korea Monetary Stabilization Bond,
senior bond, 3.59%, 4/02/14	South Korea	4,287,030,000		KRW	4,025,758
senior bond, 2.47%, 4/02/15	South Korea	4,622,600,000		KRW	4,333,272
senior bond, 2.80%, 8/02/15	South Korea	1,324,510,000		KRW	1,245,483
senior note, 3.28%, 6/02/14	South Korea	5,082,540,000		KRW	4,778,308
senior note, 2.57%, 6/09/14	South Korea	648,000,000		KRW	608,503
senior note, 2.82%, 8/02/14	South Korea	509,400,000		KRW	478,730
senior note, 2.78%, 10/02/14	South Korea	2,030,900,000		KRW	1,908,802
senior note, 2.84%, 12/02/14	South Korea	841,710,000		KRW	791,645
senior note, 2.74%, 2/02/15	South Korea	117,220,000		KRW	110,174
senior note, 2.76%, 6/02/15	South Korea	5,045,300,000		KRW	4,742,288
Korea Treasury Bond,
senior bond, 3.50%, 6/10/14	South Korea	2,788,920,000		KRW	2,623,392
senior note, 3.25%, 12/10/14	South Korea	1,261,950,000		KRW	1,190,171
senior note, 3.25%, 6/10/15	South Korea	210,800,000		KRW	199,259
senior note, 2.75%, 12/10/15	South Korea	897,900,000		KRW	843,106
senior note, 3.00%, 12/10/16	South Korea	5,500,000,000		KRW	5,184,782
Nota Do Tesouro Nacional,
10.00%, 1/01/17	Brazil	6,200[m] BRL			2,588,620
[n]Index Linked, 6.00%, 5/15/15	Brazil	1,390	[m]	BRL	1,494,916
[n]Index Linked, 6.00%, 8/15/16	Brazil	1,604	[m]	BRL	1,710,047
[n]Index Linked, 6.00%, 8/15/18	Brazil	6,525	[m]	BRL	6,891,913
Uruguay Notas del Tesoro,
10.50%, 3/21/15	Uruguay	1,700,000		UYU	71,683
10.25%, 8/22/15	Uruguay	59,720,000		UYU	2,480,251
9.50%, 1/27/16	Uruguay	9,220,000		UYU	371,781
[l]18, Index Linked, 2.25%, 8/23/17	Uruguay	24,975,655		UYU	996,506
Uruguay Treasury Bill, Strip,
7/02/15	Uruguay	510,000		UYU	18,804
8/20/15	Uruguay	65,364,000		UYU	2,368,841
Total Foreign Government and Agency Securities (Cost $190,960,546)					194,154,015
U.S. Government and Agency Securities 2.1%
U.S. Treasury Bond,
4.50%, 2/15/16	United States	3,000,000			3,232,383
7.875%, 2/15/21	United States	900,000			1,227,375
7.125%, 2/15/23	United States	1,980,000			2,704,866

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
U.S. Treasury Note,
4.625%, 2/15/17	United States	600,000		664,547
4.75%, 8/15/17	United States	2,900,000		3,252,985
3.75%, 11/15/18	United States	7,000,000		7,677,852
[l]Index Linked, 0.125%, 4/15/16	United States	2,437,108		2,504,794
Total U.S. Government and Agency Securities (Cost $20,160,646)				21,264,802
Asset-Backed Securities and Commercial Mortgage-Backed
Securities 5.1%
Banks 3.5%
Banc of America Commercial Mortgage Trust, 2006-4, AJ, 5.695%, 7/10/46	United States	1,807,000		1,879,312
Bear Stearns Commercial Mortgage Securities Inc.,
[h]2006-PW11, AJ, FRN, 5.606%, 3/11/39	United States	1,000,000		1,046,565
[h]2006-PW12, AJ, FRN, 5.936%, 9/11/38	United States	1,440,000		1,485,421
2006-PW13, AJ, 5.611%, 9/11/41	United States	5,100,000		5,232,960
[h]2007-PW16, AM, FRN, 5.896%, 6/11/40	United States	520,000		580,468
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49	United States	2,520,000		2,533,360
[h]2007-C6, AM, FRN, 5.892%, 6/10/17	United States	4,900,000		5,407,557
[h]Citigroup/Deutsche Bank Commercial Mortgage Trust, 2006-CD3, AJ, FRN, 5.688%,
10/15/48	United States	2,700,000		2,593,371
Countrywide Asset-Backed Certificates, 2005-11, AF4, 5.192%, 3/25/34	United States	1,275,000		1,020,961
Greenwich Capital Commercial Funding Corp.,
[h]2006-GG7, AJ, FRN, 6.014%, 7/10/38	United States	2,560,000		2,654,756
2007-GG9, AM, 5.475%, 3/10/39	United States	1,030,000		1,110,041
JPMorgan Chase Commercial Mortgage Securities Corp.,
2006-CB17, AM, 5.464%, 12/12/43	United States	760,000		791,813
[h]2006-LDP7, AJ, FRN, 5.873%, 4/15/45	United States	1,680,000		1,726,769
[h]LB-UBS Commercial Mortgage Trust, 2006-C4, AM, FRN, 5.857%, 6/15/38	United States	1,550,000		1,694,233
[h]Morgan Stanley Capital I Trust,
2006-HQ8, AJ, FRN, 5.677%, 3/12/44	United States	200,000		205,309
2007-IQ16, AM, FRN, 6.296%, 12/12/49	United States	510,000		577,594
2007-IQ16, AMA, FRN, 6.292%, 12/12/49	United States	2,050,000		2,301,146
Wells Fargo Mortgage Backed Securities Trust,
[h]2004-W, A9, FRN, 2.762%, 11/25/34	United States	1,381,421		1,431,180
2007-3, 3A1, 5.50%, 4/25/37	United States	510,810		529,900
				34,802,716
Diversified Financials 1.6%
[d,h]ARES CLO Funds, 2007-12A, B, 144A, FRN, 1.235%, 11/25/20	United States	1,380,000		1,339,290
[d,h]Atrium CDO Corp., 10A, C, 144A, FRN, 2.837%, 7/16/25	United States	1,400,000		1,374,100
[d,h]Catamaran CLO Ltd., 2013-1A, C, 144A, FRN, 2.839%, 1/27/25	Cayman Islands	1,130,000		1,096,303
[d,h]Cent CDO Ltd., 2007-15A, A2B, 144A, FRN, 0.576%, 3/11/21	United States	1,251,000		1,171,036
[d,h]Cent CLO LP, 2013-17A, D, 144A, FRN, 3.236%, 1/30/25	Cayman Islands	784,314		785,051
[d,h]CIFC Funding Ltd., 2007-3A, A1J, 144A, FRN, 0.639%, 7/26/21	United States	960,000		915,552
[d,h]Columbus Nova CLO Ltd., 2007-2A, A2, 144A, FRN, 1.239%, 10/15/21	United States	860,000		836,823
[d,h]CT CDO IV Ltd., 2006-4A, A1, 144A, FRN, 0.467%, 10/20/43	United States	1,688,207		1,641,377
[d]G-Force LLC, 2005-RRA, C, 144A, 5.20%, 8/22/36	United States	2,000,000		1,858,700
[d,h]ING Investment Management CLO Ltd.,
2013-1A, B, 144A, FRN, 3.139%, 4/15/24	Cayman Islands	270,000		270,000
2013-1A, C, 144A, FRN, 3.739%, 4/15/24	Cayman Islands	440,000		426,184
2013-2A, B, 144A, FRN, 2.919%, 4/25/25	United States	1,080,000		1,065,420
[d,h]Newcastle CDO Ltd., 2004-5A, 1, 144A, FRN, 0.574%, 12/24/39	United States	1,088,710		1,061,376
Residential Asset Securities Corp., 2004-KS1, AI4, 4.213%, 4/25/32	United States	52,810		52,793
[h,o]Talisman 6 Finance, Reg S, FRN, 0.462%, 10/22/16	Ireland	2,121,793	EUR	2,802,816
				16,696,821
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $48,763,603)				51,499,537
Mortgage-Backed Securities 4.3%
[h]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%+
FHLMC, 2.348%, 1/01/33	United States	70,680		75,174
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.7%
FHLMC Gold 15 Year, 4.50%, 10/01/18 - 6/01/19	United States	466,624		494,298
FHLMC Gold 15 Year, 5.00%, 12/01/17 - 9/01/19	United States	677,720		720,179
FHLMC Gold 15 Year, 5.50%, 7/01/17 - 7/01/19	United States	118,780		127,830

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
FHLMC Gold 15 Year, 6.00%, 5/01/17	United States	5,437	5,687
FHLMC Gold 15 Year, 6.50%, 5/01/16	United States	820	849
FHLMC Gold 30 Year, 3.00%, 11/01/42	United States	2,681,388	2,593,752
FHLMC Gold 30 Year, 3.50%, 4/01/42	United States	158,393	159,606
FHLMC Gold 30 Year, 5.00%, 4/01/34 - 8/01/35	United States	496,415	542,000
FHLMC Gold 30 Year, 5.50%, 3/01/33 - 6/01/36	United States	1,420,039	1,572,159
FHLMC Gold 30 Year, 6.00%, 4/01/33 - 2/01/36	United States	382,233	427,420
FHLMC Gold 30 Year, 6.50%, 12/01/23 - 6/01/36	United States	88,622	99,925
FHLMC Gold 30 Year, 7.00%, 9/01/21 - 4/01/30	United States	36,745	40,895
FHLMC Gold 30 Year, 7.50%, 3/01/30 - 7/01/31	United States	1,456	1,585
			6,786,185
[h]Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%+
FNMA, 2.31% - 2.33%, 4/01/20 - 12/01/34	United States	243,708	258,252
Federal National Mortgage Association (FNMA) Fixed Rate 3.3%
FNMA 15 Year, 2.50%, 7/01/22 - 6/01/27	United States	676,880	681,160
FNMA 15 Year, 3.00%, 10/01/27 - 11/01/27	United States	8,248,177	8,502,524
FNMA 15 Year, 3.50%, 1/01/26	United States	388,623	408,405
FNMA 15 Year, 4.50%, 6/01/19 - 3/01/20	United States	151,237	160,470
FNMA 15 Year, 5.00%, 10/01/17 - 6/01/18	United States	128,080	136,448
FNMA 15 Year, 5.50%, 9/01/14 - 11/01/18	United States	784,701	836,716
FNMA 15 Year, 6.00%, 4/01/16 - 7/01/16	United States	1,300	1,315
FNMA 30 Year, 3.00%, 12/01/42 - 5/01/43	United States	4,769,884	4,618,751
FNMA 30 Year, 3.50%, 5/01/43	United States	3,732,607	3,764,856
FNMA 30 Year, 4.00%, 2/01/41	United States	8,696,325	9,046,082
FNMA 30 Year, 5.00%, 4/01/30 - 9/01/39	United States	2,088,030	2,291,123
FNMA 30 Year, 5.50%, 8/01/33 - 9/01/35	United States	761,930	845,248
FNMA 30 Year, 6.00%, 6/01/34 - 5/01/38	United States	1,161,793	1,304,606
FNMA 30 Year, 6.50%, 6/01/28 - 10/01/37	United States	514,398	578,270
			33,175,974
Government National Mortgage Association (GNMA) Fixed Rate 0.3%
GNMA I SF 30 Year, 5.00%, 11/15/33 - 7/15/34	United States	503,589	556,074
GNMA I SF 30 Year, 5.50%, 12/15/32 - 6/15/36	United States	754,952	841,357
GNMA I SF 30 Year, 6.50%, 2/15/32	United States	2,217	2,504
GNMA I SF 30 Year, 7.00%, 10/15/28 - 6/15/32	United States	39,068	41,740
GNMA I SF 30 Year, 7.50%, 9/15/30	United States	1,676	1,930
GNMA II SF 30 Year, 3.50%, 5/20/42	United States	1,407,432	1,439,044
GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33	United States	151,296	167,150
GNMA II SF 30 Year, 6.00%, 11/20/34	United States	176,692	203,423
GNMA II SF 30 Year, 6.50%, 4/20/31 - 2/20/34	United States	77,814	89,263
GNMA II SF 30 Year, 7.50%, 1/20/28 - 4/20/32	United States	18,637	21,526
			3,364,011
Total Mortgage-Backed Securities (Cost $43,548,642)			43,659,596
Municipal Bonds 5.9%
Arkansas State GO, Four-Lane Highway Construction and Improvement Bonds, 3.25%,
6/15/22	United States	1,300,000	1,349,920
California State GO, Various Purpose,
6.00%, 4/01/38	United States	2,500,000	2,869,200
6.00%, 11/01/39	United States	160,000	187,528
5.25%, 11/01/40	United States	560,000	618,503
Refunding, 5.25%, 3/01/38	United States	1,500,000	1,616,160
Refunding, 5.00%, 4/01/38	United States	3,000,000	3,167,550
Refunding, NATL Insured, 4.50%, 12/01/32	United States	300,000	309,552
Refunding, Series 1, AGMC Insured, 4.75%, 9/01/31	United States	290,000	300,884
Colorado State ISD, GO, Mitchell and Scurry Counties, School Building, PSF
Guarantee, 5.00%, 8/15/43	United States	300,000	324,936
Evansville Local Public Improvement Bond Bank Revenue, Sewage Works Project,
Series A, 5.00%, 7/01/36	United States	675,000	725,038
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A, 2.995%,
7/01/20	United States	4,700,000	4,677,299
Hawaii State GO, Series EH, 5.00%, 8/01/30	United States	700,000	794,241
Illinois State GO,
5.877%, 3/01/19	United States	3,000,000	3,362,880
Build America Bonds, 7.35%, 7/01/35	United States	1,000,000	1,168,350

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
Kansas State Development Finance Authority Revenue, Wichita State University
Union Corp. Student Housing Project, Refunding, Series F-1,
5.25%, 6/01/38	United States	820,000			875,867
5.25%, 6/01/42	United States	800,000			850,928
5.00%, 6/01/46	United States	1,000,000			1,032,730
Marco Island Utility System Revenue, Refunding, 4.625%,
10/01/30	United States	350,000			375,721
10/01/31	United States	325,000			346,470
Massachusetts State GO, Consolidated Loan of 2014, Series A, 4.50%, 12/01/43	United States	2,300,000			2,373,600
Metropolitan Boston Transit Parking Corp. Systemwide Parking Revenue, senior lien,
5.00%, 7/01/41	United States	500,000			528,570
Minnesota State GO, Various Purpose, Refunding, Series F, 4.00%, 10/01/24	United States	2,650,000			2,922,817
Mississippi State GO, Series B, 5.00%, 12/01/31	United States	780,000			882,687
Nassau County GO, General Improvement Bonds, Series B, 5.00%,
4/01/39	United States	1,500,000			1,571,940
4/01/43	United States	1,600,000			1,662,240
New Jersey EDA Revenue, School Facilities Construction, Refunding, Series NN,
5.00%, 3/01/30	United States	700,000			760,767
New York City HDC Revenue, Series B1, 5.00%, 7/01/33	United States	500,000			535,495
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Fiscal 2014, Refunding, Series BB, 5.00%, 6/15/46	United States	2,430,000			2,571,232
New York GO, Sub. Series G-1, 5.00%, 4/01/27	United States	1,750,000			1,956,255
New York State Urban Development Corp. Revenue, State Personal Income Tax,
General Purpose, Series C, 5.00%, 3/15/29	United States	1,500,000			1,683,840
Puerto Rico Electric Power Authority Power Revenue,
Series A, 6.75%, 7/01/36	United States	3,465,000			2,413,684
Series XX, 5.25%, 7/01/40	United States	165,000			98,970
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 5.75%, 8/01/37	United States	1,000,000			785,600
first subordinate, Series A, 6.50%, 8/01/44	United States	2,500,000			2,143,275
Refunding, Series A, NATL RE, FGIC Insured, zero cpn., 8/01/45	United States	3,700,000			465,164
Refunding, Series B, 6.05%, 8/01/37	United States	915,000			780,824
Refunding, Series B, 6.05%, 8/01/38	United States	1,120,000			950,454
Red River Education Financing Corp. Education Revenue, Higher Education, Texas
Christian University, 5.00%, 3/15/43	United States	625,000			662,444
South Carolina State Public Service Authority Revenue, Refunding, Series B, 5.00%,
12/01/38	United States	1,000,000			1,055,620
University of California Revenues, General, Series AK, 5.00%, 5/15/48	United States	4,320,000			5,141,146
Washington State GO, Various Purpose,
Refunding, Series R-C, 5.00%, 7/01/24	United States	900,000			1,065,888
Series D, 5.00%, 2/01/23	United States	775,000			907,742
Total Municipal Bonds (Cost $56,866,243)					58,874,011
		Shares
Escrows and Litigation Trusts 0.0%
[a,j]Comfort Co. Inc., Escrow Account	United States	13,427
[a,j]NewPage Corp., Litigation Trust	United States	2,500,000
Total Escrows and Litigation Trusts (Cost $ )
Total Investments before Short Term Investments (Cost $852,160,538)					886,679,514
Short Term Investments 10.8%
		Principal Amount*
Foreign Government and Agency Securities 2.4%
[p]Bank of Negara Monetary Notes, 4/03/14 - 11/06/14	Malaysia	21,069,000		MYR	6,412,341
Government of Singapore, senior note, 3.625%, 7/01/14	Singapore	600,000		SGD	480,938
Korea Monetary Stabilization Bond, senior bond, 2.55%, 5/09/14	South Korea	1,050,200,000		KRW	986,176
[p]Malaysia Treasury Bill, 5/30/14	Malaysia	590,000		MYR	179,846
[p]Mexico Treasury Bills, 4/03/14 - 4/30/14	Mexico	2,538,800	[q]	MXN	1,940,812
[p]Philippine Treasury Bills, 4/02/14 - 11/05/14	Philippines	341,730,000		PHP	7,610,588
[p]Singapore Treasury Bills, 5/02/14 - 5/30/14	Singapore	6,968,000		SGD	5,537,797

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2014 (unaudited) (continued)
[p]Uruguay Treasury Bills, 5/16/14 - 8/29/14	Uruguay	8,648,000	UYU	360,948
Total Foreign Government and Agency Securities (Cost $24,248,391)				23,509,446
Total Investments before Money Market Funds (Cost $876,408,929)				910,188,960
		Shares
Money Market Funds (Cost $84,235,704) 8.4%
[a,r]Institutional Fiduciary Trust Money Market Portfolio	United States	84,235,704		84,235,704
Total Investments (Cost $960,644,633) 99.4%				994,424,664
Other Assets, less Liabilities 0.6%				6,385,943
Net Assets 100.0%				$1,000,810,607

+ Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b The security is owned by FT Holdings Corporation III, a wholly-owned subsidiary of the Fund. See Note 9.
c At March 31, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2014, the aggregate value of these securities was $195,424,108, representing 19.53% of net assets.
e Perpetual security with no stated maturity date.
f A portion or all of the security purchased on a when-issued or delayed delivery basis.
g Defaulted security or security for which income has been deemed uncollectible.
h The coupon rate shown represents the rate at period end.
i Income may be received in additional securities and/or cash.
j Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2014, the aggregate value of these securities was $181,362, representing 0.02% of net assets.
k Principal amount is stated in 100 Mexican Peso Units.
l Principal amount of security is adjusted for inflation.
m Principal amount is stated in 1000 Brazilian Real Units.
n Redemption price at maturity is adjusted for inflation.
o Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2014, the value of this security was $
2,802,816, representing 0.28% of net assets.
p The security is traded on a discount basis with no stated coupon rate.
q Principal amount is stated in 10 Mexican Peso Units.
r The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end investment company.

At March 31, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Euro	DBAB	Buy	4,372,555	$5,861,847	4/03/14	$162,622	$-
Euro	DBAB	Sell	4,372,555	5,619,389	4/03/14	-	(405,080)
Euro	BZWS	Sell	132,570	170,624	4/07/14	-	(12,028)
Euro	DBAB	Buy	800,000	1,094,960	4/10/14	7,257	-
Euro	DBAB	Sell	800,000	1,050,160	4/10/14	-	(52,057)
Euro	DBAB	Buy	320,423	440,130	4/11/14	1,909	(571)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

Euro	DBAB	Sell	949,814	1,243,069	4/11/14	-	(65,555)
Chilean Peso	MSCO	Buy	116,230,000	237,616	4/14/14	-	(25,972)
Euro	HSBC	Sell	142,717	186,807	4/16/14	-	(9,822)
Chilean Peso	MSCO	Buy	104,150,000	211,451	4/21/14	-	(21,945)
Euro	BZWS	Sell	130,134	171,384	4/22/14	-	(7,907)
Euro	DBAB	Buy	29,378	39,211	4/22/14	1,264	-
Euro	DBAB	Sell	2,272,254	2,983,015	4/22/14	-	(147,555)
Euro	JPHQ	Sell	36,314	47,536	4/22/14	-	(2,495)
Euro	BZWS	Sell	1,659,340	2,167,430	4/25/14	-	(118,691)
Chilean Peso	JPHQ	Buy	234,301,000	471,668	4/28/14	-	(45,668)
British Pound Sterling	DBAB	Buy	223,551	344,671	4/29/14	27,942	-
British Pound Sterling	DBAB	Sell	223,551	346,750	4/29/14	-	(25,863)
Euro	BZWS	Sell	91,515	119,354	4/30/14	-	(6,728)
Euro	DBAB	Buy	332,017	457,861	4/30/14	-	(437)
Euro	DBAB	Sell	870,275	1,155,395	4/30/14	-	(43,596)
Singapore Dollar	DBAB	Buy	6,168,500	4,985,654	4/30/14	-	(81,573)
Singapore Dollar	DBAB	Sell	2,560,000	1,997,815	4/30/14	-	(37,436)
Euro	DBAB	Sell	71,000	93,969	5/05/14	-	(3,849)
Japanese Yen	DBAB	Buy	97,107,500	982,869	5/07/14	-	(41,898)
Japanese Yen	DBAB	Sell	97,107,500	1,000,000	5/07/14	59,029	-
British Pound Sterling	DBAB	Buy	1,217,294	1,879,811	5/09/14	149,006	-
British Pound Sterling	DBAB	Sell	1,300,000	2,010,190	5/09/14	-	(156,471)
Chilean Peso	DBAB	Buy	574,000,000	1,167,972	5/09/14	-	(125,536)
Chilean Peso	DBAB	Sell	260,000,000	492,891	5/09/14	20,707	-
Euro	DBAB	Sell	700,000	918,925	5/09/14	-	(45,464)
Euro	DBAB	Sell	212,145	280,583	5/12/14	-	(11,688)
Singapore Dollar	DBAB	Buy	3,707,640	3,013,410	5/12/14	-	(65,749)
British Pound Sterling	DBAB	Buy	130,318	200,911	5/15/14	16,275	-
British Pound Sterling	DBAB	Sell	130,318	198,930	5/15/14	-	(18,256)
Euro	JPHQ	Sell	201,376	260,361	5/23/14	-	(17,069)
Japanese Yen	DBAB	Sell	50,435,000	500,000	5/28/14	11,230	-
Euro	DBAB	Sell	992	1,291	6/05/14	-	(76)
Singapore Dollar	JPHQ	Buy	4,945,200	3,933,816	6/05/14	-	(2,217)
Japanese Yen	BZWS	Sell	75,370,000	774,486	6/10/14	44,020	-
Japanese Yen	HSBC	Sell	80,270,000	829,818	6/10/14	51,864	-
Japanese Yen	JPHQ	Sell	54,440,000	553,272	6/10/14	25,654	-
Japanese Yen	DBAB	Buy	26,600,000	271,734	6/11/14	-	(13,932)
Japanese Yen	DBAB	Sell	26,600,000	276,807	6/11/14	19,005	-
Japanese Yen	JPHQ	Sell	74,370,000	774,497	6/11/14	53,720	-
Japanese Yen	JPHQ	Sell	31,400,000	332,328	6/17/14	27,997	-
Singapore Dollar	HSBC	Buy	837,000	664,813	6/20/14	637	-
Euro	DBAB	Sell	320,700	420,454	6/27/14	-	(21,353)
Euro	UBSW	Sell	4,274,000	5,581,117	6/30/14	-	(306,877)
Japanese Yen	BZWS	Buy	396,000,000	4,006,516	6/30/14	-	(168,198)
Japanese Yen	BZWS	Sell	620,288,000	6,375,005	6/30/14	362,727	-
Japanese Yen	DBAB	Sell	97,929,000	1,000,000	7/01/14	50,796	-
British Pound Sterling	DBAB	Sell	297,656	444,222	7/09/14	-	(51,636)
Euro	DBAB	Sell	312,984	404,094	7/10/14	-	(27,082)
Euro	DBAB	Sell	190,862	252,893	7/25/14	-	(10,044)
Euro	BZWS	Sell	1,993,000	2,639,529	7/28/14	-	(106,073)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

Euro	CITI	Sell	648,569	858,916	7/28/14	-	(34,567)
British Pound Sterling	DBAB	Sell	169,385	257,905	7/30/14	-	(24,221)
Euro	DBAB	Sell	900,000	1,191,825	8/01/14	-	(48,034)
Euro	JPHQ	Sell	667,276	882,608	8/06/14	-	(36,645)
Euro	CITI	Sell	317,220	422,315	8/08/14	-	(14,693)
Chilean Peso	BZWS	Buy	743,650,000	1,382,121	8/11/14	-	(43,477)
Euro	CITI	Sell	92,411	123,136	8/11/14	-	(4,171)
Chilean Peso	JPHQ	Buy	1,141,336,600	2,148,196	8/20/14	-	(95,340)
Japanese Yen	HSBC	Sell	65,957,000	679,969	8/20/14	40,463	-
Japanese Yen	JPHQ	Sell	47,983,000	493,588	8/20/14	28,355	-
Euro	JPHQ	Sell	3,500,000	4,678,783	8/21/14	-	(142,872)
Japanese Yen	BZWS	Sell	15,895,000	163,934	8/22/14	9,817	-
Euro	BZWS	Sell	704,462	944,395	8/25/14	-	(26,082)
Japanese Yen	CITI	Sell	31,757,000	326,915	8/25/14	18,996	-
Japanese Yen	HSBC	Sell	31,524,000	323,685	8/25/14	18,025	-
Euro	DBAB	Sell	527,245	704,399	8/26/14	-	(21,941)
Japanese Yen	BZWS	Sell	44,152,000	449,156	8/26/14	21,051	-
Japanese Yen	JPHQ	Sell	31,689,000	322,365	8/26/14	15,104	-
Euro	JPHQ	Sell	211,135	281,762	8/27/14	-	(9,101)
Japanese Yen	DBAB	Sell	27,184,000	275,420	8/27/14	11,838	-
Japanese Yen	HSBC	Sell	50,145,000	508,122	8/27/14	21,904	-
Japanese Yen	JPHQ	Sell	15,991,000	162,242	8/27/14	7,190	-
Singapore Dollar	DBAB	Buy	940,000	735,352	8/27/14	12,076	-
Euro	DBAB	Sell	1,174,984	1,568,731	8/28/14	-	(49,942)
Japanese Yen	JPHQ	Sell	15,743,000	162,024	8/29/14	9,375	-
Euro	BZWS	Sell	178,354	238,281	9/19/14	-	(7,421)
Euro	UBSW	Sell	2,137,312	2,856,732	9/22/14	-	(87,643)
Euro	DBAB	Sell	275,651	374,008	9/23/14	-	(5,730)
Euro	BZWS	Sell	469,210	635,198	9/24/14	-	(11,189)
Euro	DBAB	Sell	1,550,000	2,093,074	9/30/14	-	(42,218)
Euro	JPHQ	Sell	2,850,000	3,886,730	10/07/14	-	(39,468)
Euro	DBAB	Sell	185,654	251,914	10/08/14	-	(3,846)
Euro	BZWS	Sell	2,749,000	3,718,627	10/14/14	-	(68,450)
Euro	DBAB	Sell	121,043	163,672	10/15/14	-	(3,079)
Euro	DBAB	Sell	587,951	795,880	10/17/14	-	(14,095)
Malaysian Ringgit	JPHQ	Buy	763,000	235,851	10/20/14	-	(4,635)
Chilean Peso	CITI	Buy	377,668,000	724,891	10/24/14	-	(49,322)
Japanese Yen	JPHQ	Sell	270,990,000	2,763,554	10/24/14	134,829	-
Malaysian Ringgit	DBAB	Buy	6,892,000	2,140,040	10/24/14	-	(51,688)
Malaysian Ringgit	HSBC	Buy	6,809,796	2,103,087	10/24/14	-	(39,644)
Euro	BZWS	Sell	217,715	299,754	10/27/14	-	(177)
Euro	GSCO	Sell	369,000	509,146	10/29/14	800	-
Euro	DBAB	Sell	243,767	329,122	10/30/14	-	(6,700)
Euro	DBAB	Sell	744,524	1,028,195	10/31/14	2,513	-
Euro	BZWS	Sell	529,706	716,374	11/05/14	-	(13,370)
Japanese Yen	JPHQ	Sell	360,360,000	3,678,695	11/05/14	182,663	-
Euro	DBAB	Sell	740,000	997,705	11/07/14	-	(21,750)
Japanese Yen	DBAB	Sell	245,702,500	2,500,000	11/07/14	116,275	-
Euro	JPHQ	Sell	473,670	631,611	11/12/14	-	(20,939)
Euro	DBAB	Sell	800,000	1,076,736	11/14/14	-	(25,382)

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2014 (unaudited) (continued)
Japanese Yen	MSCO	Sell	12,500,000	125,800	11/14/14	4,522	-
Euro	DBAB	Sell	227,970	306,442	11/17/14	-	(7,621)
Euro	DBAB	Sell	63,419	85,419	11/19/14	-	(1,950)
Malaysian Ringgit	DBAB	Buy	623,200	191,242	11/19/14	-	(2,500)
Euro	JPHQ	Sell	1,702,433	2,304,430	11/20/14	-	(40,932)
Malaysian Ringgit	HSBC	Buy	376,000	115,479	11/20/14	-	(1,606)
Euro	DBAB	Sell	1,245,000	1,688,936	12/04/14	-	(26,258)
Euro	DBAB	Sell	3,400,000	4,645,114	12/09/14	-	(38,964)
Euro	DBAB	Sell	800,000	1,097,800	12/11/14	-	(4,337)
Euro	DBAB	Sell	1,200,000	1,652,520	12/12/14	-	(687)
Japanese Yen	JPHQ	Sell	187,760,000	1,833,764	12/12/14	11,604	-
Euro	CITI	Sell	3,868,000	5,309,874	12/17/14	-	(18,980)
Euro	DBAB	Sell	486,875	667,993	12/17/14	-	(2,764)
Euro	DBAB	Sell	501,617	689,772	12/18/14	-	(1,294)
Chilean Peso	BZWS	Buy	477,650,000	823,534	1/09/15	25,802	-
Chilean Peso	DBAB	Buy	140,000,000	241,421	1/09/15	7,521	-
Euro	BZWS	Sell	4,116,197	5,626,760	1/09/15	-	(44,262)
Euro	DBAB	Sell	7,328,957	9,971,255	1/09/15	-	(126,094)
Euro	JPHQ	Sell	7,574,544	10,313,425	1/09/15	-	(122,276)
Indian Rupee	DBAB	Buy	307,316,000	4,589,980	1/09/15	252,582	-
Indian Rupee	HSBC	Buy	144,338,000	2,139,801	1/09/15	134,619	-
Indian Rupee	JPHQ	Buy	23,701,000	356,835	1/09/15	16,636	-
Japanese Yen	BZWS	Sell	136,513,000	1,336,671	1/09/15	11,498	-
Japanese Yen	CITI	Sell	127,820,000	1,250,365	1/09/15	9,577	-
Japanese Yen	DBAB	Sell	987,554,000	9,622,124	1/09/15	56,547	(20,908)
Japanese Yen	GSCO	Sell	42,760,000	417,639	1/09/15	2,555	-
Japanese Yen	HSBC	Sell	247,910,000	2,397,324	1/09/15	12,483	(21,696)
Japanese Yen	JPHQ	Sell	149,719,000	1,472,570	1/09/15	19,202	-
Singapore Dollar	DBAB	Buy	1,663,000	1,319,773	1/09/15	2,834	-
Euro	DBAB	Sell	3,561,422	4,905,641	2/09/15	5,225	(6,655)
Euro	JPHQ	Sell	1,889,700	2,614,801	2/09/15	13,298	(2,202)
Indian Rupee	CITI	Buy	4,537,000	68,123	2/09/15	2,956	-
Japanese Yen	DBAB	Sell	257,790,000	2,516,252	2/09/15	13,033	-
Japanese Yen	HSBC	Sell	85,800,000	837,049	2/09/15	3,905	-
Japanese Yen	JPHQ	Sell	181,500,000	1,771,692	2/09/15	9,273	-
Singapore Dollar	DBAB	Buy	973,400	768,575	2/09/15	5,632	-
Singapore Dollar	JPHQ	Buy	694,000	548,088	2/09/15	3,894	-
Euro	DBAB	Sell	1,200,000	1,649,880	3/09/15	-	(3,644)
Unrealized appreciation (depreciation)						2,370,133	(3,867,909)
Net unrealized appreciation (depreciation)							$(1,497,776)

a May be comprised of multiple contracts using the same currency and settlement date.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
At March 31, 2014, the Fund had the follow ing credit default sw ap contracts outstanding. See Note 3.

Credit Default Sw ap Contracts
			Periodic		Upfront
	Counterpartya /	Notional	Payment	Expiration	Premiums	Unrealized	Unrealized	Market
Description	Exchange	Amount[b]	Rate	Date	Paid (Received) Appreciation		Depreciation	Value	Rating[c]
OTC Sw aps
Contracts to Sell Protection[d]
Single Name
People's Republic of	BZWS	1,500,000	1.00%	3/20/19	$2,823	$6,307	$-	$9,130	AA-
China
People's Republic of	JPHQ	8,500,000	1.00%	3/20/19	23,641	28,098	-	51,739	AA-
China
Republic of Brazil	FBCO	4,000,000	1.00%	3/20/19	(193,560)	81,469	-	(112,091)	BBB-
Traded Index
CMBX.NA.AJ.2	FBCO	3,750,000	1.09%	3/15/49	(525,474)	170,388	-	(355,086)	Non
									Investment
									Grade
MCDX.NA.21	CITI	17,000,000	1.00%	12/20/18	(300,092)	174,688	-	(125,404)	Non
									Investment
									Grade

Net unrealized appreciation (depreciation)						$454,643

aPosting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives w ith the applicable counterparty exceeds the minimum transfer amount, w hich typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.

Counterparty	Collateral Posted (Received)
BZWS	$270,000
CITI	270,000
FBCO	460,000
JPHQ	250,000
Total collateral	$730,000

bIn U.S. dollars unless otherw ise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association w ith the contracts.
cBased on Standard and Poor's (S&P) Rating for single name sw aps and internal ratings for index sw aps. Internal ratings based on mapping into equivalent ratings from external vendors.
dThe fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name sw aps and failure to pay or bankruptcy of the underlying securities for traded index sw aps.

ABBREVIATIONS

Counterparty

BZWS	-	Barclays Bank PLC
CITI	-	Citigroup, Inc.
DBAB	-	Deutsche Bank AG
FBCO	-	Credit Suisse Group AG
GSCO	-	The Goldman Sachs Group, Inc.
HSBC	-	HSBC Bank USA, N.A.
JPHQ	-	JP Morgan Chase & Co.
MSCO	-	Morgan Stanley
UBSW	-	UBS AG

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

Currency

BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PHP	-	Philippine Peso
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
UYU	-	Uruguayan Peso

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
CDO	-	Collateralized Debt Obligation
CLO	-	Collateralized Loan Obligation
EDA	-	Economic Development Authority
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
FRN	-	Floating Rate Note
GO	-	General Obligation
HDC	-	Housing Development Corp.
ISD	-	Independent School District
L/C	-	Letter of Credit
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PIK	-	Payment-In-Kind
PSF	-	Permanent School Fund

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2014 (unaudited)

Franklin Templeton VIP Founding Funds Allocation Fund	Shares	Value
Investments in Underlying Funds[a]
Domestic Equity 33.1%
Mutual Shares Securities Fund, Class 1	18,798,154	$421,642,590
Domestic Hybrid 33.1%
Franklin Income Securities Fund, Class 1	24,392,816	421,995,723
Foreign Equity 33.1%
Templeton Growth Securities Fund, Class 1	26,486,506	421,400,312
Total Investments in Underlying Funds (Cost $874,021,398) 99.3%		1,265,038,625
Other Assets, less Liabilities 0.7%		9,434,571
Net Assets 100.0%		$1,274,473,196

a See Note 7 regarding investments in Underlying Funds.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited)

Franklin U.S. Government Fund		Principal Amount	Value
Corporate Bonds 1.4%
New Valley Generation IV, secured bond, 4.687%, 1/15/22		$2,962,730	$3,242,426
Private Export Funding Corp.,
secured bond, 2.80%, 5/15/22		9,000,000	8,963,136
senior secured note, 3.05%, 10/15/14		6,500,000	6,601,250
Total Corporate Bonds (Cost $19,327,598)			18,806,812
Foreign Government and Agency Securities 0.7%
Government of Tunisia, 1.686%, 7/16/19		7,000,000	6,861,708
International Bank for Reconstruction and Development,
2, zero cpn., 2/15/16		1,868,000	1,843,458
Principal Strip, 7/15/17		1,761,000	1,671,647
Total Foreign Government and Agency Securities (Cost $10,619,933)			10,376,813
Mortgage-Backed Securities 77.8%
[a]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 7.7%
FHLMC, 1.607% - 2.359%, 6/01/14 - 5/01/43		13,138,857	13,830,114
FHLMC, 2.396%, 6/01/37		13,989,168	14,797,222
FHLMC, 2.508%, 6/01/36		14,601,614	15,581,390
FHLMC, 2.365% - 2.509%, 10/01/22 - 10/01/38		12,810,560	13,575,350
FHLMC, 2.401% - 2.521%, 7/01/23 - 4/01/38		12,764,772	13,589,872
FHLMC, 2.511% - 2.994%, 5/01/24 - 9/01/38		12,428,793	13,256,211
FHLMC, 3.492%, 4/01/40		16,250,968	17,212,969
FHLMC, 3.078% - 6.137%, 8/01/24 - 8/01/41		5,212,140	5,493,119
			107,336,247
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 4.2%
FHLMC Gold 15 Year, 4.50%, 3/01/25 - 4/01/25		3,869,419	4,141,197
FHLMC Gold 30 Year, 3.00%, 5/01/43		700,287	677,400
FHLMC Gold 30 Year, 3.50%, 3/01/32 - 5/01/43		8,855,926	9,117,844
FHLMC Gold 30 Year, 4.00%, 9/01/40 - 2/01/41		9,161,308	9,524,373
FHLMC Gold 30 Year, 4.00%, 12/01/41		5,024,368	5,224,577
FHLMC Gold 30 Year, 4.50%, 5/01/40 - 7/01/41		7,742,850	8,272,755
FHLMC Gold 30 Year, 5.00%, 9/01/33 - 4/01/40		10,850,085	11,814,686
FHLMC Gold 30 Year, 5.50%, 7/01/33 - 5/01/38		3,760,323	4,159,170
FHLMC Gold 30 Year, 6.00%, 1/01/24 - 8/01/35		2,361,031	2,654,988
FHLMC Gold 30 Year, 6.50%, 12/01/23 - 5/01/35		993,475	1,115,009
FHLMC Gold 30 Year, 7.00%, 4/01/24 - 10/01/32		424,243	469,653
FHLMC Gold 30 Year, 7.50%, 12/01/22 - 5/01/24		6,145	6,576
FHLMC Gold 30 Year, 8.00%, 7/01/21 - 5/01/22		11,510	12,601
FHLMC Gold 30 Year, 8.50%, 10/01/21 - 7/01/31		715,667	869,952
FHLMC PC 30 Year, 8.00%, 1/01/17 - 5/01/17		3,306	3,322
FHLMC PC 30 Year, 8.50%, 9/01/20		663	727
			58,064,830
[a]Federal National Mortgage Association (FNMA) Adjustable Rate 14.1%
FNMA, 1.219% - 2.113%, 4/01/16 - 10/01/44		9,402,617	9,858,652
FNMA, 2.119% - 2.125%, 11/01/17 - 1/01/40		11,407,325	11,964,952
FNMA, 2.126% - 2.186%, 1/01/18 -	4/01/38	13,131,388	13,871,752
FNMA, 2.253% - 2.255%, 7/01/34 - 7/01/38		13,025,950	13,857,667
FNMA, 2.190% - 2.290%, 1/01/17 - 8/01/39		9,782,889	10,343,061
FNMA, 2.293%, 8/01/36		14,750,887	15,636,405
FNMA, 2.294% - 2.311%, 9/01/23 - 4/01/40		8,787,763	9,356,281
FNMA, 2.314% - 2.330%, 8/01/33 - 7/01/38		11,404,294	12,038,559
FNMA, 2.330% - 2.367%, 11/01/25 - 12/01/40		8,831,732	9,362,780
FNMA, 2.369%, 10/01/35		14,484,517	15,336,466
FNMA, 2.371% - 2.440%, 1/01/19 -	12/01/40	12,727,140	13,532,048
FNMA, 2.440% - 2.589%, 9/01/18 -	3/01/47	10,045,621	10,646,072
FNMA, 2.591%, 9/01/37		39,872,006	42,570,758
FNMA, 2.600% - 7.210%, 8/01/18 -	11/01/47	6,225,310	6,599,159
			194,974,612
Federal National Mortgage Association (FNMA) Fixed Rate 7.0%
FNMA 15 Year, 5.50%, 6/01/16 - 1/01/25		3,948,582	4,297,565

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
FNMA 15 Year, 6.00%, 8/01/17 - 9/01/17	210,348	219,482
FNMA 30 Year, 3.00%, 12/01/42	355,912	344,635
FNMA 30 Year, 4.00%, 1/01/41 - 6/01/41	11,513,956	11,990,776
FNMA 30 Year, 4.00%, 8/01/41	6,465,541	6,734,466
FNMA 30 Year, 4.50%, 8/01/40 - 12/01/41	11,476,570	12,271,005
FNMA 30 Year, 4.50%, 4/01/41 - 6/01/41	6,693,146	7,156,004
[b]FNMA 30 Year, 4.50%, 12/01/43	20,739,582	22,174,104
FNMA 30 Year, 5.00%, 3/01/34 - 9/01/40	11,147,060	12,177,929
FNMA 30 Year, 5.00%, 7/01/41	2,913,038	3,229,505
FNMA 30 Year, 5.50%, 12/01/32 - 8/01/35	3,987,145	4,424,783
FNMA 30 Year, 6.00%, 1/01/24 - 8/01/38	7,475,671	8,351,637
FNMA 30 Year, 6.50%, 1/01/24 - 9/01/36	1,208,752	1,358,616
FNMA 30 Year, 7.50%, 4/01/23 - 8/01/25	38,289	41,244
FNMA 30 Year, 8.00%, 3/01/22 - 2/01/25	137,112	145,269
FNMA 30 Year, 8.50%, 3/01/20 - 6/01/21	1,375	1,513
FNMA 30 Year, 9.00%, 10/01/26	189,540	219,386
FNMA GL 30 Year, 8.00%, 8/01/19	18,798	18,900
FNMA PL 30 Year, 5.50%, 4/01/34	1,967,964	2,189,107
		97,345,926
Government National Mortgage Association (GNMA) Fixed Rate 44.8%
GNMA I SF 30 Year, 3.00%, 7/15/42	778,319	767,032
GNMA I SF 30 Year, 4.00%, 9/15/41 - 10/15/41	6,075,161	6,400,386
GNMA I SF 30 Year, 4.50%, 1/15/39 - 9/15/39	11,676,179	12,663,698
GNMA I SF 30 Year, 4.50%, 11/15/39 - 3/15/40	12,733,051	13,782,817
GNMA I SF 30 Year, 4.50%, 5/15/40 - 4/15/41	11,600,858	12,564,750
GNMA I SF 30 Year, 4.50%, 4/15/40 - 6/15/41	7,668,396	8,304,113
GNMA I SF 30 Year, 5.00%, 6/15/30 - 2/15/39	11,269,330	12,422,929
GNMA I SF 30 Year, 5.00%, 4/15/39 - 9/15/39	11,615,262	12,731,583
GNMA I SF 30 Year, 5.00%, 10/15/39 - 11/15/39	12,292,205	13,519,485
GNMA I SF 30 Year, 5.00%, 12/15/39 - 2/15/40	10,288,475	11,315,278
GNMA I SF 30 Year, 5.00%, 3/15/40 - 6/15/40	11,293,552	12,419,687
GNMA I SF 30 Year, 5.00%, 9/15/40	2,325,979	2,592,778
GNMA I SF 30 Year, 5.50%, 11/15/28 - 5/15/37	11,497,892	12,814,846
GNMA I SF 30 Year, 5.50%, 6/15/37 - 10/15/39	3,150,809	3,515,102
GNMA I SF 30 Year, 6.00%, 11/15/23 - 11/15/38	7,797,364	8,811,369
GNMA I SF 30 Year, 6.50%, 5/15/23 - 9/15/38	3,625,699	4,114,480
GNMA I SF 30 Year, 7.00%, 3/15/22 - 1/15/32	1,001,193	1,072,833
GNMA I SF 30 Year, 7.50%, 2/15/17 - 8/15/33	987,910	1,132,851
GNMA I SF 30 Year, 8.00%, 3/15/17 - 5/15/24	292,797	309,850
GNMA I SF 30 Year, 8.50%, 6/15/22 - 12/15/24	110,395	118,070
GNMA I SF 30 Year, 9.00%, 6/15/16 - 5/15/20	26,028	26,261
GNMA I SF 30 Year, 9.50%, 7/15/16 - 12/15/20	89,436	93,263
GNMA I SF 30 Year, 10.00%, 11/15/17 - 8/15/21	49,520	52,470
GNMA II SF 30 Year, 3.00%, 12/20/42	385,846	380,567
GNMA II SF 30 Year, 3.50%, 12/20/40 - 7/20/42	5,529,975	5,655,217
GNMA II SF 30 Year, 3.50%, 8/20/42	16,756,813	17,132,148
GNMA II SF 30 Year, 3.50%, 9/20/42	46,879,975	47,930,223
GNMA II SF 30 Year, 3.50%, 10/20/42	14,504,055	14,828,930
GNMA II SF 30 Year, 3.50%, 11/20/42	28,771,633	29,416,110
GNMA II SF 30 Year, 3.50%, 12/20/42	20,998,395	21,468,919
GNMA II SF 30 Year, 3.50%, 1/20/43	35,568,331	36,365,614
GNMA II SF 30 Year, 3.50%, 3/20/43	13,713,266	14,020,710
GNMA II SF 30 Year, 3.50%, 4/20/43	17,203,148	17,588,778
GNMA II SF 30 Year, 3.50%, 5/20/43	29,424,386	30,079,711
GNMA II SF 30 Year, 3.50%, 6/20/43	13,403,283	13,701,892
GNMA II SF 30 Year, 4.00%, 11/20/39 - 11/20/40	10,043,252	10,577,606
GNMA II SF 30 Year, 4.00%, 12/20/40 - 1/20/40	10,059,583	10,593,718
GNMA II SF 30 Year, 4.00%, 2/20/41 - 9/20/41	12,981,576	13,670,395
GNMA II SF 30 Year, 4.00%, 11/20/41	18,463,484	19,435,144
GNMA II SF 30 Year, 4.00%, 12/20/41 - 1/20/42	6,351,852	6,685,654
GNMA II SF 30 Year, 4.00%, 2/20/44	19,960,548	21,018,336
GNMA II SF 30 Year, 4.50%, 10/20/39 - 01/20/41	10,080,129	10,895,691
GNMA II SF 30 Year, 4.50%, 3/20/41 - 5/20/41	11,852,225	12,803,156
GNMA II SF 30 Year, 4.50%, 6/20/41	10,062,907	10,853,618
GNMA II SF 30 Year, 4.50%, 7/20/41	10,318,170	11,126,504

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
GNMA II SF 30 Year, 4.50%, 9/20/41	15,566,801	16,788,649
GNMA II SF 30 Year, 4.50%, 3/20/42	9,913,498	10,708,729
GNMA II SF 30 Year, 4.50%, 10/20/41 - 2/20/44	12,009,958	12,977,931
GNMA II SF 30 Year, 5.00%, 9/20/33 - 12/20/39	12,486,192	13,706,177
GNMA II SF 30 Year, 5.00%, 5/20/40 - 9/20/41	12,404,888	13,609,104
GNMA II SF 30 Year, 5.00%, 10/20/42	2,533,720	2,761,330
GNMA II SF 30 Year, 5.50%, 5/20/34 - 6/20/38	12,330,072	13,748,497
GNMA II SF 30 Year, 6.00%, 11/20/23 - 7/20/39	7,614,667	8,648,785
GNMA II SF 30 Year, 6.50%, 12/20/27 - 4/20/34	943,153	1,081,734
GNMA II SF 30 Year, 7.00%, 5/20/32	15,936	18,730
GNMA II SF 30 Year, 7.50%, 11/20/17 - 5/20/33	191,847	216,301
GNMA II SF 30 Year, 8.00%, 7/20/16 - 8/20/26	19,258	21,182
GNMA II SF 30 Year, 9.50%, 4/20/25	2,724	2,743
		622,064,464
Total Mortgage-Backed Securities (Cost $1,077,639,757)		1,079,786,079
U.S. Government and Agency Securities 18.8%
AID-Israel,
7-Z, U.S. Government Guaranteed, Strip, 8/15/22	5,619,000	4,352,865
U.S. Government Guaranteed, Strip, 5/01/17	5,000,000	4,809,375
Federal Agricultural Mortgage Corp.,
1.41%, 3/06/20	10,000,000	9,470,710
2.66%, 4/12/22	7,000,000	6,932,324
4.30%, 5/13/19	1,010,000	1,115,188
[c]Federal Agricultural Mortgage Corp. Guaranteed Trust 07-1, 144A, 5.125%, 4/19/17	13,000,000	14,582,412
FFCB, 1.50%, 11/16/15	10,000,000	10,201,730
FHLB,
4.75%, 12/16/16	17,000,000	18,781,311
5.25%, 6/05/17	9,000,000	10,171,476
FICO,
12, Strip, 6/06/18	4,627,000	4,285,773
13P, Strip, 12/27/18	2,500,000	2,278,270
15, Strip, 3/07/16	15,000,000	14,773,395
15P, Strip, 3/07/19	1,798,000	1,628,303
16, Strip, 4/05/17	12,367,000	11,936,270
1P, Strip, 5/11/18	10,000,000	9,299,360
A-P, Strip, 2/08/18	1,000,000	937,551
B-P, Strip, 4/06/18	1,405,000	1,310,004
E-P, Strip, 11/02/18	1,296,000	1,186,833
FNMA, senior note, 5.375%, 6/12/17	17,800,000	20,175,641
Overseas Private Investment Corp.,
A, Strip, 2/19/18	800,000	794,061
Strip, 11/18/16	2,650,000	2,644,059
SBA,
[a] FRN, 3.125%, 3/25/18	318,543	322,259
PC, 1995-20L, 1, 6.45%, 12/01/15	91,765	95,092
PC, 1996-20L, 1, 6.70%, 12/01/16	143,673	149,556
PC, 1997-20G, 1, 6.85%, 7/01/17	135,856	142,505
PC, 1998-20I, 1, 6.00%, 9/01/18	455,175	482,385
TVA,
1.875%, 8/15/22	6,000,000	5,508,960
5.88%, 4/01/36	5,000,000	6,135,440
Strip, 11/01/18	2,644,000	2,379,349
Strip, 6/15/19	5,973,000	5,239,713
Strip, 6/15/20	6,138,000	5,154,281
U.S. Treasury Note,
0.875%, 11/30/16	2,500,000	2,509,083
1.25%, 1/31/19	10,000,000	9,801,560
1.75%, 10/31/18	3,000,000	3,021,093
2.375%, 8/31/14	8,000,000	8,076,248
2.375%, 9/30/14	17,000,000	17,194,565
2.375%, 10/31/14	7,000,000	7,093,240
2.50%, 4/30/15	6,950,000	7,125,786
4.25%, 8/15/15	20,000,000	21,112,100

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2014 (unaudited) (continued)
4.75%, 5/15/14	8,000,000	8,045,784
Total U.S. Government and Agency Securities (Cost $259,421,495)		261,255,910
Total Investments before Short Term Investments (Cost $1,367,008,783)		1,370,225,614

Short Term Investments 2.6%
Mortgage-Backed Securities (Cost $248) 0.0%+
[a]Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%+
FNMA, 2.00%, 7/01/14	236	236
Total Investments before Repurchase Agreements (Cost $1,367,009,031)		1,370,225,850
Repurchase Agreements (Cost $35,655,766) 2.6%
[d]Joint Repurchase Agreement, 0.045%, 4/01/14 (Maturity Value $35,655,811)	$35,655,766	35,655,766
BNP Paribas Securities Corp. (Maturity Value $6,235,132)
Deutsche Bank Securities Inc. (Maturity Value $3,856,889)
HSBC Securities (USA) Inc. (Maturity Value $17,458,155)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $8,105,635)
Collateralized by U.S. Government Agency Securities, 0.00% - 5.625%, 3/26/15 - 11/23/35; U.S. Government Agency
Securities, Strips, 6/01/17; U.S. Treasury Bonds, 7.25% - 10.625%, 8/15/15 - 2/15/19; U.S. Treasury Notes, 0.25% -
4.875%, 5/15/15 - 3/31/19; and U.S. Treasury Notes, Index Linked, 2.375%, 1/15/17 (valued at $36,382,259)
Total Investments (Cost $1,402,664,797) 101.3%		1,405,881,616
Other Assets, less Liabilities (1.3)%		(17,675,260)
Net Assets 100.0%		$1,388,206,356

+ Rounds to less than 0.1% of net assets.
a The coupon rate shown represents the rate at period end.
b Security purchased on a delayed delivery basis.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2014, the value of this security was $14,582,412, representing 1.05% of net assets.
d Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2014, all repurchase agreements had been entered into on that date.

ABBREVIATIONS
Selected Portfolio

FFCB	-	Federal Farm Credit Bank
FHLB	-	Federal Home Loan Bank
FICO	-	Financing Corp.
FRN	-	Floating Rate Note
GL	-	Government Loan
PC	-	Participation Certificate
PL	-	Project Loan
SBA	-	Small Business Administration
SF	-	Single Family
TVA	-	Tennessee Valley Authority

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited)

Mutual Global Discovery Securities Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests 88.2%
Aerospace & Defense 1.0%
Safran SA	France	107,185	$7,426,802

Auto Components 0.7%
Cie Generale des Etablissements Michelin, B	France	14,168	1,772,087
[a,b]International Automotive Components Group Brazil LLC	Brazil	424,073	75,044
[a,b,c]International Automotive Components Group North America, LLC	United States	4,052,916	3,563,607
			5,410,738
Automobiles 0.8%
General Motors Co.	United States	181,030	6,231,053

Banks 12.1%
[a,b,d]The Bankshares Inc.	United States	800,000	3,756,760
Barclays PLC	United Kingdom	990,101	3,853,022
BNP Paribas SA	France	107,180	8,268,190
[a]Capital Bank Financial Corp., A	United States	78,494	1,970,984
[a,e]Capital Bank Financial Corp., B, 144A, non-voting	United States	269,922	6,777,741
CIT Group Inc.	United States	108,462	5,316,807
Citigroup Inc.	United States	229,050	10,902,780
HSBC Holdings PLC	United Kingdom	586,355	5,938,077
JPMorgan Chase & Co.	United States	131,280	7,970,009
KB Financial Group Inc.	South Korea	101,400	3,546,953
PNC Financial Services Group Inc.	United States	112,821	9,815,427
Societe Generale	France	64,534	3,974,943
SunTrust Banks Inc.	United States	139,468	5,549,432
Wells Fargo & Co.	United States	307,140	15,277,143
			92,918,268
Beverages 0.8%
Coca-Cola Enterprises Inc.	United States	65,727	3,139,122
PepsiCo Inc.	United States	37,347	3,118,474
			6,257,596
Capital Markets 0.8%
Credit Suisse Group AG	Switzerland	105,218	3,402,922
Morgan Stanley	United States	88,824	2,768,644
			6,171,566
Communications Equipment 1.0%
Cisco Systems Inc.	United States	359,180	8,049,224

Construction & Engineering 1.0%
Vinci SA	France	99,255	7,372,384

Consumer Finance 0.0%+
[a]Comdisco Holding Co. Inc.	United States	44	220

Diversified Financial Services 1.9%
Deutsche Boerse AG	Germany	44,037	3,505,147
[a]ING Groep NV, IDR	Netherlands	756,040	10,703,180
			14,208,327
Diversified Telecommunication Services 0.9%
[a,f,g]Global Crossing Holdings Ltd., Contingent Distribution	United States	2,236,777
Verizon Communications Inc.	United States	27,322	1,299,707
Vivendi SA	France	188,498	5,251,388
			6,551,095
Energy Equipment & Services 2.5%
Baker Hughes Inc.	United States	147,071	9,562,556
Ensco PLC, A	United States	83,364	4,399,952

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

Transocean Ltd.	United States	120,473	4,980,354
			18,942,862
Food & Staples Retailing 5.0%
China Resources Enterprise Ltd.	China	1,266,000	3,574,496
CVS Caremark Corp.	United States	57,081	4,273,084
Empire Co. Ltd., A	Canada	72,193	4,419,486
Metro AG	Germany	318,004	12,980,073
Tesco PLC	United Kingdom	1,259,263	6,202,619
Walgreen Co.	United States	105,473	6,964,382
			38,414,140
Health Care Equipment & Supplies 2.6%
Medtronic Inc.	United States	257,934	15,873,259
Stryker Corp.	United States	46,588	3,795,524
			19,668,783
Health Care Providers & Services 2.2%
Cigna Corp.	United States	152,861	12,799,051
WellPoint Inc.	United States	41,480	4,129,334
			16,928,385
Hotels, Restaurants & Leisure 1.6%
Accor SA	France	233,246	11,943,581

Independent Power & Renewable Electricity Producers 1.2%
NRG Energy Inc.	United States	299,277	9,517,008

Industrial Conglomerates 3.0%
Jardine Matheson Holdings Ltd.	Hong Kong	141,097	8,900,399
Jardine Strategic Holdings Ltd.	Hong Kong	371,698	13,329,090
Siemens AG	Germany	3,785	509,503
			22,738,992
Insurance 7.2%
ACE Ltd.	United States	163,160	16,162,630
[a]Alleghany Corp.	United States	2,730	1,112,147
The Allstate Corp.	United States	57,006	3,225,399
American International Group Inc.	United States	243,553	12,180,086
E-L Financial Corp. Ltd.	Canada	5,378	3,527,275
MetLife Inc.	United States	63,096	3,331,469
[a,b]Olympus Re Holdings Ltd.	United States	2,140
PartnerRe Ltd.	United States	94,940	9,826,290
Zurich Insurance Group AG	Switzerland	17,558	5,390,544
			54,755,840
IT Services 1.1%
Xerox Corp.	United States	720,967	8,146,927

Marine 2.4%
A.P. Moeller-Maersk AS, B	Denmark	1,565	18,773,473

Media 3.7%
Cengage Learning Acquisitions Inc.	United States	22,763	768,251
CBS Corp., B	United States	57,392	3,546,826
CBS Outdoor Americas Inc.	United States	2,423	70,873
Comcast Corp., Special A	United States	48,623	2,370,857
Daekyo Co. Ltd.	South Korea	1,615	10,024
Reed Elsevier PLC	United Kingdom	276,908	4,229,842
Time Warner Cable Inc.	United States	48,159	6,606,452
[a]Tribune Co., A	United States	43,818	3,490,104
[a]Tribune Co., B	United States	26,867	2,139,956
Twenty-First Century Fox Inc., B	United States	170,160	5,295,379
			28,528,564
Metals & Mining 2.7%
Anglo American PLC	United Kingdom	275,805	7,020,123
Freeport-McMoRan Copper & Gold Inc., B	United States	135,280	4,473,709

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
[a]ThyssenKrupp AG	Germany	344,296	9,233,633
			20,727,465
Multi-Utilities 0.3%
GDF Suez	France	92,010	2,517,680
Multiline Retail 0.7%
Kohl's Corp.	United States	99,870	5,672,616
Oil, Gas & Consumable Fuels 8.2%
Apache Corp.	United States	149,500	12,401,025
BG Group PLC	United Kingdom	235,965	4,395,139
BP PLC	United Kingdom	1,028,014	8,226,925
China Shenhua Energy Co. Ltd., H	China	1,091,759	3,152,912
CONSOL Energy Inc.	United States	151,110	6,036,845
Marathon Oil Corp.	United States	178,885	6,353,995
Royal Dutch Shell PLC, A	United Kingdom	464,331	16,966,310
Talisman Energy Inc.	Canada	468,250	4,673,135
[a]WPX Energy Inc.	United States	41,146	741,862
			62,948,148
Paper & Forest Products 0.2%
NewPage Holdings Inc.	United States	19,416	1,747,440
Personal Products 0.6%
Avon Products Inc.	United States	337,600	4,942,464
Pharmaceuticals 6.5%
Eli Lilly & Co.	United States	76,608	4,509,147
[a]Hospira Inc.	United States	31,618	1,367,478
Merck & Co. Inc.	United States	346,558	19,674,098
Novartis AG, ADR	Switzerland	126,364	10,743,467
Teva Pharmaceutical Industries Ltd., ADR	Israel	257,877	13,626,221
			49,920,411
Real Estate Management & Development 0.5%
[f]Canary Wharf Group PLC	United Kingdom	487,324	3,541,752
Semiconductors & Semiconductor Equipment 0.2%
[a]SK Hynix Semiconductor Inc.	South Korea	53,632	1,813,083
Software 4.7%
[a]Check Point Software Technologies Ltd.	Israel	130,472	8,823,821
Microsoft Corp.	United States	487,458	19,980,904
Symantec Corp.	United States	364,800	7,285,056
			36,089,781
Specialty Retail 0.9%
Kingfisher PLC	United Kingdom	973,910	6,841,266
Technology Hardware, Storage & Peripherals 2.8%
Apple Inc.	United States	29,121	15,630,405
Hewlett-Packard Co.	United States	172,177	5,571,648
			21,202,053
Tobacco 4.7%
Altria Group Inc.	United States	176,234	6,596,439
British American Tobacco PLC	United Kingdom	220,778	12,276,055
Lorillard Inc.	United States	197,019	10,654,787
Philip Morris International Inc.	United States	75,124	6,150,402
			35,677,683
Wireless Telecommunication Services 1.7%
Vodafone Group PLC	United Kingdom	3,465,835	12,727,636
Total Common Stocks and Other Equity Interests (Cost $481,229,651)			675,325,306

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
Preferred Stocks 0.5%
Automobiles 0.0%+
Volkswagen AG, pfd.	Germany	196		50,796

Diversified Financial Services 0.5%
[a,b]Hightower Holding LLC, pfd., A, Series 2	United States	2,172,000		3,594,877

Total Preferred Stocks (Cost $5,477,625)				3,645,673
		Principal Amount*
Corporate Bonds, Notes and Senior Floating Rate Interests 4.2%
[e]American Airlines Inc., senior secured note, 144A, 7.50%, 3/15/16	United States	3,487,000		3,633,018
[h,i]Cengage Learning Acquisitions Inc., First Lien Exit Term Loan, 7.00%, 3/31/20	United States	148,000		149,973
Clear Channel Communications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	5,184,000		5,469,120
[i]Tranche B Term Loan, 3.803%, 1/29/16	United States	102,224		101,114
[i]Tranche C Term Loan, 3.803%, 1/29/16	United States	15,975		15,715
[i]Tranche D Term Loan, 6.903%, 1/30/19	United States	6,889,154		6,756,972
[i]Tranche E Term Loan, 7.653%, 7/30/19	United States	2,213,881		2,215,264
[i]JC Penney Corp. Inc., Term Loan, 6.00%, 5/22/18	United States	728,495		725,672
[e]NGPL PipeCo LLC,
secured note, 144A, 7.119%, 12/15/17	United States	1,086,000		1,072,425
[j]senior secured note, 144A, 9.625%, 6/01/19	United States	2,369,000		2,540,753
[i]Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.737%, 10/10/17	United States	5,912,264		4,279,001
[e]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	United States	5,895,000		4,553,888
[e]Wind Acquisition Finance SA,
senior secured note, 144A, 11.75%, 7/15/17	Italy	135,000		142,337
third lien, 144A, 11.75%, 7/15/17	Italy	394,000	EUR	572,602
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $32,269,258)				32,227,854
Corporate Notes in Reorganization (Cost $595) 0.0%
[b,k]Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	595

		Shares
Companies in Liquidation 1.0%
[a]Adelphia Recovery Trust	United States	5,379,562		32,277
[a,g]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	386,774		7,736
[a,f,g]Century Communications Corp., Contingent Distribution	United States	1,074,000
[a,b]FIM Coinvestor Holdings I, LLC	United States	2,077,368
[a,l]Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	17,348,669		7,633,414
[a,f,g]NewPage Corp., Litigation Trust, Contingent Distribution	United States	4,854,000
[a,f,g]Tribune Litigation Trust, Contingent Distribution	United States	56,883
Total Companies in Liquidation (Cost $8,239,386)				7,673,427
		Principal Amount*
Municipal Bonds (Cost $1,972,563) 0.3%
Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	2,113,000		1,973,669

Total Investments before Short Term Investments (Cost $529,189,078)				720,845,929
Short Term Investments 5.4%
U.S. Government and Agency Securities 5.4%
[m]FHLB, 4/01/14	United States	5,900,000		5,900,000
[m,n]U.S. Treasury Bills, 4/03/14 - 9/11/14	United States	35,000,000		34,996,866
Total U.S. Government and Agency Securities (Cost $40,894,564)				40,896,866
Total Investments before Money Market Funds (Cost $570,083,642)				761,742,795
		Shares
Investments from Cash Collateral Received for Loaned Securities (Cost
$254,240) 0.0%+
Money Market Funds 0.0%+
[o]BNY Mellon Overnight Government Fund, 0.052%	United States	254,240		254,240

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

Total Investments (Cost $570,337,882) 99.6%	761,997,035
Other Assets, less Liabilities 0.4%	3,372,754
Net Assets 100.0%	$765,369,789

+ Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 5 regarding restricted securities.
c At March 31, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
d See Note 6 regarding holdings of 5% voting securities.
e Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2014, the aggregate value of these securities was $19,292,764, representing 2.52% of net assets.
f Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2014, the aggregate value of these securities was $3,541,752, representing 0.46% of net assets.
g Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
h Security purchased on a delayed delivery basis.
i The coupon rate shown represents the rate at period end.
j A portion or all of the security is on loan at March 31, 2014.
k Defaulted security or security for which income has been deemed uncollectible.
l Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
m The security is traded on a discount basis with no stated coupon rate.
n Security or a portion of the security has been pledged as collateral for open futures and forward contracts. At March 31, 2014, the aggregate value of these securities and/or cash pledged as collateral was $1,916,943, representing 0.25% of net assets.
o The rate shown is the annualized seven-day yield at period end.

At March 31, 2014, the Fund had the following futures contracts outstanding. See Note 3.
Futures Contracts
				Number of		Notional	Expiration	Unrealized	Unrealized
Description			Type	Contracts		Value	Date	Appreciation	Depreciation
Currency Contracts
EUR/USD			Short		244	$42,010,700	6/16/14	$286,583	$-
GBP/USD			Short		182	18,953,025	6/16/14	-	(46,877)
Unrealized appreciation (depreciation)								286,583	(46,877)
Net unrealized appreciation (depreciation)								$239,706

At March 31, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
						Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity			Amount	Date	Appreciation	Depreciation

Euro	BOFA	Buy		2,119,302		$2,890,464	4/16/14	$29,415	$-
Euro	BOFA	Sell		1,956,565		2,659,216	4/16/14	-	(36,450)
Euro	BONY	Buy		399,935		549,331	4/16/14	1,682	-
Euro	BONY	Sell		178,239		244,020	4/16/14	-	(1,550)
Euro	BZWS	Buy		595,096		814,573	4/16/14	5,323	-

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

Euro	BZWS	Sell	2,153,191	2,927,705	4/16/14	-	(38,865)
Euro	FBCO	Sell	614,295	839,989	4/16/14	-	(6,359)
Euro	HSBC	Buy	2,483,936	3,394,000	4/16/14	28,255	-
Euro	HSBC	Sell	849,359	1,159,440	4/16/14	-	(10,768)
Euro	SCBT	Buy	677,533	925,736	4/16/14	7,738	-
Euro	SCBT	Sell	468,686	637,630	4/16/14	-	(8,104)
Euro	SSBT	Buy	187,516	258,008	4/16/14	343	-
Euro	SSBT	Sell	242,983	332,590	4/16/14	-	(2,181)
British Pound	BOFA	Sell	207,154	339,577	4/22/14	-	(5,724)
British Pound	BONY	Sell	2,286,221	3,688,543	4/22/14	-	(122,309)
British Pound	FBCO	Sell	1,953,134	3,148,452	4/22/14	-	(107,185)
British Pound	HSBC	Sell	496,551	816,054	4/22/14	-	(11,636)
British Pound	SCBT	Sell	3,417,985	5,509,792	4/22/14	-	(187,573)
Euro	BOFA	Buy	623,489	857,355	5/15/14	1,618	-
Euro	BOFA	Sell	12,663,808	17,084,899	5/15/14	7,952	(369,831)
Euro	BONY	Sell	468,039	642,974	5/15/14	619	(2,457)
Euro	BZWS	Buy	984,832	1,351,456	5/15/14	5,335	-
Euro	BZWS	Sell	648,519	886,637	5/15/14	28	(6,848)
Euro	HSBC	Sell	940,334	1,287,543	5/15/14	946	(8,890)
Euro	SCBT	Sell	633,786	868,230	5/15/14	390	(5,319)
Euro	SSBT	Sell	396,983	542,207	5/15/14	-	(4,712)
Euro	BONY	Sell	800,000	1,083,393	5/19/14	-	(18,752)
British Pound	BOFA	Buy	223,195	371,153	5/21/14	803	-
British Pound	BOFA	Sell	186,128	310,770	5/21/14	586	-
British Pound	BONY	Sell	66,016	110,046	5/21/14	29	-
British Pound	BZWS	Buy	223,195	370,825	5/21/14	1,131	-
British Pound	BZWS	Sell	4,612,415	7,430,847	5/21/14	745	(256,518)
British Pound	FBCO	Sell	60,632	101,083	5/21/14	40	-
British Pound	HSBC	Sell	4,071,759	6,606,371	5/21/14	476	(179,718)
British Pound	SCBT	Buy	59,172	98,445	5/21/14	165	-
British Pound	SSBT	Buy	2,408,348	4,004,438	5/21/14	9,091	-
Euro	BOFA	Buy	3,123,554	4,307,350	7/17/14	729	(4,990)
Euro	BOFA	Sell	8,428,476	11,461,049	7/17/14	-	(150,237)
Euro	BONY	Sell	105,362	143,506	7/17/14	-	(1,644)
Euro	BZWS	Buy	407,377	565,242	7/17/14	47	(4,077)
Euro	BZWS	Sell	123,581	167,816	7/17/14	-	(2,432)
Euro	HSBC	Buy	348,489	484,063	7/17/14	-	(3,976)
Euro	HSBC	Sell	760,149	1,037,538	7/17/14	-	(9,663)
Euro	SCBT	Buy	609,201	841,936	7/17/14	990	(3,675)
Euro	SCBT	Sell	7,092,890	9,646,706	7/17/14	-	(124,643)
Euro	SSBT	Buy	348,489	484,112	7/17/14	-	(4,025)
Euro	SSBT	Sell	80,886	110,739	7/17/14	-	(692)
British Pound	BOFA	Buy	83,408	138,653	7/21/14	281	-
British Pound	BOFA	Sell	3,129,155	5,105,216	7/21/14	-	(107,069)
British Pound	BONY	Buy	448,427	745,873	7/21/14	1,079	-
British Pound	BZWS	Buy	67,815	112,614	7/21/14	347	-
British Pound	BZWS	Sell	5,215,259	8,506,087	7/21/14	-	(181,056)
British Pound	HSBC	Buy	255,992	425,526	7/21/14	884	-
British Pound	HSBC	Sell	1,189,530	1,952,018	7/21/14	-	(29,401)
British Pound	SCBT	Buy	717,483	1,193,619	7/21/14	1,504	-

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

British Pound	SSBT	Buy	918,284	1,527,189	7/21/14	2,412	-
South Korean Won	BOFA	Buy	107,469,459	99,201	8/12/14	1,046	-
South Korean Won	BOFA	Sell	1,162,189,678	1,079,316	8/12/14	242	(5,006)
South Korean Won	FBCO	Buy	218,156,256	202,447	8/12/14	1,047	-
South Korean Won	FBCO	Sell	2,658,218,973	2,471,351	8/12/14	726	(8,938)
South Korean Won	HSBC	Buy	206,890,725	192,200	8/12/14	851	(65)
South Korean Won	HSBC	Sell	2,420,009,505	2,252,221	8/12/14	1,125	(6,268)
Swiss Franc	BOFA	Sell	571,955	652,286	8/12/14	4,616	(97)
Swiss Franc	BZWS	Sell	154,780	177,677	8/12/14	2,381	-
Swiss Franc	SSBT	Sell	131,100	148,726	8/12/14	356	(107)
British Pound	BOFA	Sell	1,102,507	1,841,848	8/19/14	5,810	-
British Pound	BZWS	Sell	2,265,869	3,784,001	8/19/14	10,583	-
British Pound	HSBC	Sell	1,699,401	2,838,679	8/19/14	8,616	-
Euro	BOFA	Sell	5,576,275	7,629,068	8/29/14	-	(52,881)
Euro	BZWS	Sell	5,576,328	7,623,621	8/29/14	-	(58,403)
Canadian Dollar	BOFA	Sell	63,530	57,229	9/18/14	-	(9)
Canadian Dollar	BZWS	Sell	8,514,917	7,655,234	9/18/14	-	(16,314)
Unrealized appreciation (depreciation)						148,382	(2,167,417)
Net unrealized appreciation (depreciation)							$(2,019,035)

a May be comprised of multiple contracts using the same currency and settlement date.

ABBREVIATIONS

Counterparty

BOFA	-	Bank of America Corp
BONY	-	Bank of New York Mellon
BZWS	-	Barclays Bank PLC
FBCO	-	Credit Suisse Group AG
HSBC	-	HSBC Bank USA, N.A.
SCBT	-	Standard Chartered Bank
SSBT	-	State Street Bank and Trust Co.

Currency

EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

Selected Portfolio

ADR	-	American Depositary Receipt
FHLB	-	Federal Home Loan Bank
GO	-	General Obligation
IDR	-	International Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited)

Mutual Shares Securities Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests 83.6%
Aerospace & Defense 0.9%
Huntington Ingalls Industries Inc.	United States	487,068	$49,807,574

Auto Components 0.3%
[a,b]International Automotive Components Group Brazil LLC	Brazil	1,730,515	306,232
[a,b,c]International Automotive Components Group North America, LLC	United States	15,382,424	13,525,304
			13,831,536
Automobiles 1.1%
General Motors Co.	United States	1,769,500	60,906,190

Banks 7.9%
[a,d]Bond Street Holdings LLC, A, 144A	United States	493,723	8,393,291
CIT Group Inc.	United States	717,853	35,189,154
Citigroup Inc.	United States	1,120,389	53,330,516
Columbia Banking System Inc.	United States	163,162	4,653,380
[a,b]First Southern Bancorp Inc.	United States	140,952	840,384
Guaranty Bancorp	United States	209,583	2,986,558
JPMorgan Chase & Co.	United States	1,186,260	72,017,845
KB Financial Group Inc.	South Korea	809,531	28,317,241
PNC Financial Services Group Inc.	United States	1,137,209	98,937,183
Societe Generale	France	335,036	20,636,393
State Bank Financial Corp.	United States	352,200	6,230,418
SunTrust Banks Inc.	United States	1,233,522	49,081,840
Wells Fargo & Co.	United States	708,330	35,232,334
			415,846,537
Beverages 1.3%
Coca-Cola Enterprises Inc.	United States	618,360	29,532,873
PepsiCo Inc.	United States	259,178	21,641,363
Pernod Ricard SA	France	163,635	19,051,059
			70,225,295
Capital Markets 0.8%
Credit Suisse Group AG	Switzerland	730,655	23,630,573
Morgan Stanley	United States	606,034	18,890,080
			42,520,653
Chemicals 0.0%
[a,e,f]Dow Corning Corp., Contingent Distribution	United States	100,000

Communications Equipment 1.1%
Cisco Systems Inc.	United States	2,714,540	60,832,841

Consumer Finance 0.0%+
[a]Comdisco Holding Co. Inc.	United States	180	900

Containers & Packaging 0.8%
MeadWestvaco Corp.	United States	1,125,526	42,364,799

Diversified Financial Services 1.1%
Deutsche Boerse AG	Germany	318,007	25,311,930
[a]ING Groep NV, IDR	Netherlands	2,453,476	34,733,604
			60,045,534
Diversified Telecommunication Services 0.6%
[a,e,f]Global Crossing Holdings Ltd., Contingent Distribution	United States	9,005,048
[a]Koninklijke KPN NV	Netherlands	7,517,400	26,566,922
Verizon Communications Inc.	United States	132,042	6,281,238
			32,848,160
Electric Utilities 0.4%
Entergy Corp.	United States	291,000	19,453,350

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

Electronic Equipment, Instruments & Components 0.4%
TE Connectivity Ltd.	United States	357,082	21,499,907

Energy Equipment & Services 2.3%
Baker Hughes Inc.	United States	907,748	59,021,775
Ensco PLC, A	United States	364,874	19,258,050
Transocean Ltd.	United States	1,011,287	41,806,604
			120,086,429
Food & Staples Retailing 4.6%
CVS Caremark Corp.	United States	884,729	66,230,813
The Kroger Co.	United States	1,783,242	77,838,513
Tesco PLC	United Kingdom	9,664,210	47,601,978
Walgreen Co.	United States	784,645	51,810,109
			243,481,413
Health Care Equipment & Supplies 3.1%
Medtronic Inc.	United States	2,233,552	137,452,790
Stryker Corp.	United States	298,778	24,341,444
			161,794,234
Health Care Providers & Services 2.4%
Cigna Corp.	United States	1,107,554	92,735,496
WellPoint Inc.	United States	331,678	33,018,545
			125,754,041
Independent Power & Renewable Electricity Producers 0.9%
NRG Energy Inc.	United States	1,462,424	46,505,083

Insurance 7.4%
ACE Ltd.	United States	762,875	75,570,398
Aegon NV	Netherlands	37,114	340,717
[a]Alleghany Corp.	United States	124,988	50,917,611
The Allstate Corp.	United States	394,556	22,323,978
American International Group Inc.	United States	1,647,106	82,371,771
MetLife Inc.	United States	982,953	51,899,918
[a,b]Olympus Re Holdings Ltd.	United States	16,280
White Mountains Insurance Group Ltd.	United States	114,635	68,769,537
Zurich Insurance Group AG	Switzerland	120,520	37,001,276
			389,195,206
IT Services 1.3%
Xerox Corp.	United States	6,041,544	68,269,447

Machinery 1.9%
Caterpillar Inc.	United States	362,996	36,070,912
[a]CNH Industrial NV, special voting (EUR Traded)	Netherlands	1,844,814	21,211,195
[a]CNH Industrial NV (EUR Traded)	Netherlands	1,444,736	16,611,201
[a]Federal Signal Corp.	United States	757,221	11,282,593
Stanley Black & Decker Inc.	United States	202,448	16,446,876
			101,622,777
Marine 1.5%
A.P. Moeller-Maersk AS, B	Denmark	6,716	80,563,989

Media 6.7%
Cengage Learning Acquisitions Inc.	United States	289,744	9,778,860
CBS Corp., B	United States	871,847	53,880,145
CBS Outdoor Americas Inc.	United States	16,788	491,049
Comcast Corp., Special A	United States	278,448	13,577,125
Reed Elsevier PLC	United Kingdom	5,432,460	82,982,242
Time Warner Cable Inc.	United States	475,996	65,297,131
[a]Tribune Co., A	United States	303,318	24,159,279
[a]Tribune Co., B	United States	185,976	14,812,988

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

Twenty-First Century Fox Inc., B	United States	2,816,309	87,643,536
			352,622,355
Metals & Mining 2.6%
Anglo American PLC	United Kingdom	1,378,690	35,092,087
Freeport-McMoRan Copper & Gold Inc., B	United States	1,917,216	63,402,333
[a]ThyssenKrupp AG	Germany	1,522,235	40,824,636
			139,319,056
Multi-Utilities 0.2%
GDF Suez	France	342,087	9,360,564

Multiline Retail 0.7%
Kohl's Corp.	United States	685,800	38,953,440

Oil, Gas & Consumable Fuels 8.8%
Apache Corp.	United States	946,870	78,542,867
BG Group PLC	United Kingdom	2,026,347	37,743,209
BP PLC	United Kingdom	5,114,242	40,927,929
CONSOL Energy Inc.	United States	1,108,964	44,303,112
Marathon Oil Corp.	United States	2,289,358	81,317,996
Murphy Oil Corp.	United States	543,830	34,185,154
Petroleo Brasileiro SA, ADR	Brazil	1,541,270	20,267,701
Royal Dutch Shell PLC, A	United Kingdom	2,405,829	87,907,207
Talisman Energy Inc. (CAD Traded)	Canada	202,643	2,020,197
Talisman Energy Inc. (USD Traded)	Canada	3,047,937	30,418,411
[a]WPX Energy Inc.	United States	378,074	6,816,674
			464,450,457
Paper & Forest Products 1.2%
International Paper Co.	United States	1,398,676	64,171,255

Personal Products 0.6%
Avon Products Inc.	United States	2,253,775	32,995,266

Pharmaceuticals 5.9%
Eli Lilly & Co.	United States	624,078	36,733,231
[a]Hospira Inc.	United States	749,047	32,396,283
Merck & Co. Inc.	United States	2,418,608	137,304,376
Teva Pharmaceutical Industries Ltd., ADR	Israel	2,042,367	107,918,672
			314,352,562
Real Estate Investment Trusts (REITs) 0.3%
Alexander's Inc.	United States	40,126	14,485,085

Real Estate Management & Development 0.4%
Brookfield Property Partners LP	United States	352,641	6,594,387
[e]Canary Wharf Group PLC	United Kingdom	1,535,898	11,162,533
[a]Forestar Group Inc.	United States	220,453	3,924,063
			21,680,983
Semiconductors & Semiconductor Equipment 0.7%
Samsung Electronics Co. Ltd.	South Korea	30,351	38,277,203

Software 4.0%
Microsoft Corp.	United States	3,544,447	145,286,882
Symantec Corp.	United States	3,304,335	65,987,570
			211,274,452
Technology Hardware, Storage & Peripherals 3.0%
Apple Inc.	United States	219,930	118,045,228
Hewlett-Packard Co.	United States	1,342,537	43,444,497
			161,489,725
Tobacco 5.2%
Altria Group Inc.	United States	1,312,068	49,110,705
British American Tobacco PLC	United Kingdom	1,614,717	89,784,104
Imperial Tobacco Group PLC	United Kingdom	1,271,537	51,353,190
Lorillard Inc.	United States	1,057,573	57,193,548

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

Philip Morris International Inc.	United States	315,520		25,831,622
				273,273,169
Wireless Telecommunication Services 1.2%
Vodafone Group PLC	United Kingdom	16,749,204		61,508,342

Total Common Stocks and Other Equity Interests (Cost $3,157,753,907)				4,425,669,809
Convertible Preferred Stocks (Cost $241,000) 0.0%+
Banks 0.0%+
[a,b]First Southern Bancorp Inc., cvt. pfd., C	United States	241		556,508

		Principal Amount*
Corporate Bonds, Notes and Senior Floating Rate Interests 6.8%
[d]American Airlines Inc., senior secured note, 144A, 7.50%, 3/15/16	United States	27,778,000		28,941,204
Avaya Inc.,
[d] senior note, 144A, 10.50%, 3/01/21	United States	14,061,000		13,111,882
[d] senior secured note, 144A, 7.00%, 4/01/19	United States	12,923,000		12,890,692
[g] Tranche B-3 Term Loan, 4.734%, 10/26/17	United States	19,579,590		19,143,631
[g] Tranche B6 Term Loan, 6.50%, 3/31/18	United States	4,775,102		4,790,434
[g]Caesars Entertainment Operating Co. Inc., Senior Tranche Term Loan,
B5, first lien, 4.489%, 1/28/18	United States	3,440,000		3,210,487
B6, first lien, 5.488%, 1/28/18	United States	16,401,000		15,509,196
[g,h]Cengage Learning Acquisitions Inc., First Lien Exit Term Loan, 7.00%, 3/31/20	United States	1,839,000		1,863,519
Clear Channel Communications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	26,449,000		27,903,695
[g] Tranche B Term Loan, 3.803%, 1/29/16	United States	537,126		531,297
[g] Tranche C Term Loan, 3.803%, 1/29/16	United States	61,187		60,193
[g] Tranche D Term Loan, 6.903%, 1/30/19	United States	34,746,619		34,079,936
[g] Tranche E Term Loan, 7.653%, 7/30/19	United States	11,168,253		11,175,233
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	3,679,000		4,396,405
senior note, 11.75%, 8/15/21	United States	15,674,000		16,536,070
[d] senior secured bond, 144A, 8.25%, 1/15/21	United States	2,663,000		2,902,670
[d,i]First Data Holdings Inc., 144A, PIK, 14.50%, 9/24/19	United States	10,091,571		9,536,535
[g]JC Penney Corp. Inc., Term Loan, 6.00%, 5/22/18	United States	26,390,935		26,288,670
NGPL PipeCo LLC,
[d] secured note, 144A, 7.119%, 12/15/17	United States	9,756,000		9,634,050
[d] senior secured note, 144A, 9.625%, 6/01/19	United States	14,481,000		15,530,872
[g] Term Loan B, 6.75%, 9/15/17	United States	860,063		843,220
[g]Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.737%, 10/10/17	United States	90,618,405		65,585,071
[d]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	United States	39,308,000		30,365,430
[d]Wind Acquisition Finance SA,
senior secured note, 144A, 11.75%, 7/15/17	Italy	1,256,000		1,324,264
third lien, 144A, 11.75%, 7/15/17	Italy	2,930,000	EUR	4,258,179
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $364,484,392)				360,412,835
Corporate Notes in Reorganization (Cost $1,754) 0.0%
[b,j]Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	1,754

		Shares
Companies in Liquidation 1.2%
[a]Adelphia Recovery Trust	United States	29,283,354		175,700
[a,f]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	1,955,453		39,109
[a,b,c,k]CB FIM Coinvestors LLC	United States	6,400,507
[a,e,f]Century Communications Corp., Contingent Distribution	United States	5,487,000
[a,b]FIM Coinvestor Holdings I, LLC	United States	8,006,950
[a,l]Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	144,058,799		63,385,872
[a,e,f]Tribune Litigation Trust, Contingent Distribution	United States	393,761
[a,e,f]Tropicana Litigation Trust, Contingent Distribution	United States	18,305,000
		Principal Amount*
[e,j]Peregrine Investments Holdings Ltd., 6.70%, 1/15/98	Hong Kong	5,000,000	JPY
[e,j]PIV Investment Finance (Cayman) Ltd., 4.50%, 12/01/00	Hong Kong	12,200,000
Total Companies in Liquidation (Cost $66,366,158)				63,600,681

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

Municipal Bonds (Cost $13,432,802) 0.3%
Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	14,391,000	13,442,058

Total Investments before Short Term Investments (Cost $3,602,280,013)			4,863,681,891
Short Term Investments 7.9%
U.S. Government and Agency Securities 7.9%
[m]FHLB, 4/01/14	United States	16,800,000	16,800,000
[m]U.S. Treasury Bills,
4/03/14	United States	55,000,000	55,000,000
[n] 4/10/14 - 9/25/14	United States	346,000,000	345,954,160
Total U.S. Government and Agency Securities (Cost $417,735,628)			417,754,160
Total Investments (Cost $4,020,015,641) 99.8%			5,281,436,051
Other Assets, less Liabilities 0.2%			12,676,093
Net Assets 100.0%			$5,294,112,144

+ Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 5 regarding restricted securities.
c At March 31, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2014, the aggregate value of these securities was $136,889,069, representing 2.59% of net assets.
e Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2014, the aggregate value of these securities was $11,162,533, representing 0.21% of net assets.
f Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
g The coupon rate shown represents the rate at period end.
h Security purchased on a delayed delivery basis.
i Income may be received in additional securities and/or cash.
j Defaulted security or security for which income has been deemed uncollectible.
k See Note 6 regarding holdings of 5% voting securities.
l Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
m The security is traded on a discount basis with no stated coupon rate.
n Security or a portion of the security has been pledged as collateral for open futures and forward contracts. At March 31, 2014, the aggregate value of these securities and/or cash pledged as collateral was $10,415,180, representing 0.20% of net assets.

At March 31, 2014, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Currency Contracts
EUR/USD	Short	491	$84,537,925	6/16/14	$576,719	$-
GBP/USD	Short	986	102,679,575	6/16/14	-	(253,894)
Unrealized appreciation (depreciation)					$576,719	$(253,894)
Net unrealized appreciation (depreciation)					$322,825

At March 31, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation

Euro	BOFA	Buy	1,976,869	$2,719,113	4/16/14	$4,527	$-
Euro	BOFA	Sell	1,489,099	2,023,872	4/16/14	-	(27,742)
Euro	BONY	Buy	603,108	829,943	4/16/14	992	-
Euro	BONY	Sell	328,468	449,653	4/16/14	-	(2,896)
Euro	BZWS	Buy	1,697,649	2,331,701	4/16/14	7,243	-
Euro	BZWS	Sell	1,638,747	2,228,213	4/16/14	-	(29,579)
Euro	FBCO	Sell	1,222,232	1,669,091	4/16/14	-	(14,845)
Euro	HSBC	Buy	1,617,204	2,218,964	4/16/14	9,146	-
Euro	HSBC	Sell	1,724,164	2,349,884	4/16/14	-	(25,591)
Euro	SSBT	Buy	839,677	1,154,514	4/16/14	2,355	-
Euro	SSBT	Buy	535,554	736,814	4/16/14	1,048	-
Euro	SSBT	Sell	1,146,553	1,558,606	4/16/14	-	(21,063)
Euro	SSBT	Sell	419,318	573,874	4/16/14	-	(3,844)
British Pound	BOFA	Sell	15,231,855	24,674,345	4/22/14	-	(715,302)
British Pound	BONY	Sell	587,838	961,365	4/22/14	-	(18,489)
British Pound	BZWS	Sell	827,777	1,358,149	4/22/14	-	(21,654)
British Pound	FBCO	Sell	12,770,332	20,585,775	4/22/14	-	(700,813)
British Pound	HSBC	Sell	501,468	803,763	4/22/14	-	(32,123)
British Pound	SSBT	Sell	22,348,080	36,025,105	4/22/14	-	(1,226,423)
Euro	BOFA	Sell	46,670,961	62,865,935	5/15/14	2,291	(1,434,384)
Euro	BONY	Sell	1,266,205	1,739,018	5/15/14	1,615	(7,032)
Euro	BZWS	Buy	4,096,181	5,624,531	5/15/14	18,729	-
Euro	BZWS	Sell	6,381,029	8,683,882	5/15/14	76	(107,261)
Euro	HSBC	Sell	4,258,397	5,815,347	5/15/14	2,369	(53,764)
Euro	SSBT	Sell	1,927,529	2,639,710	5/15/14	985	(16,808)
Euro	SSBT	Sell	2,933,146	4,002,112	5/15/14	-	(38,849)
Euro	BOFA	Sell	448,800	606,995	5/19/14	-	(11,308)
British Pound	BOFA	Buy	8,362,919	13,739,314	5/21/14	197,546	-
British Pound	BOFA	Sell	1,168,499	1,951,007	5/21/14	3,696	-
British Pound	BONY	Buy	2,080,268	3,461,722	5/21/14	5,058	-
British Pound	BONY	Sell	410,385	684,092	5/21/14	183	-
British Pound	BZWS	Buy	3,796,973	6,261,193	5/21/14	66,488	-
British Pound	BZWS	Sell	37,832,592	61,088,364	5/21/14	12,328	(1,972,230)
British Pound	FBCO	Sell	376,911	628,371	5/21/14	246	-
British Pound	HSBC	Buy	2,616,919	4,303,433	5/21/14	57,680	-
British Pound	HSBC	Sell	23,563,492	37,890,095	5/21/14	-	(1,378,621)
British Pound	SSBT	Buy	3,693,320	6,146,910	5/21/14	8,032	-
British Pound	SSBT	Buy	8,347,355	13,878,057	5/21/14	32,865	-
Euro	BOFA	Buy	8,827,865	12,247,669	7/17/14	-	(86,175)
Euro	BOFA	Sell	25,795,816	35,080,373	7/17/14	-	(456,609)
Euro	BZWS	Buy	4,103,686	5,693,246	7/17/14	486	(40,389)
Euro	BZWS	Sell	329,993	448,113	7/17/14	-	(6,494)
Euro	HSBC	Buy	578,970	803,422	7/17/14	-	(5,817)
Euro	HSBC	Sell	3,671,658	4,998,612	7/17/14	-	(59,560)
Euro	SSBT	Sell	20,545,611	27,942,031	7/17/14	-	(362,134)
Euro	SSBT	Sell	271,344	371,489	7/17/14	-	(2,322)
British Pound	BOFA	Buy	1,050,215	1,745,882	7/21/14	3,478	-
British Pound	BOFA	Sell	18,318,525	29,886,674	7/21/14	-	(626,799)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

British Pound	BZWS	Buy	1,277,326	2,121,131	7/21/14	6,532	-
British Pound	BZWS	Sell	30,530,875	49,795,857	7/21/14	-	(1,059,930)
British Pound	FBCO	Buy	183,618	307,245	7/21/14	-	(1,390)
British Pound	HSBC	Buy	1,703,102	2,832,880	7/21/14	4,005	-
British Pound	HSBC	Sell	5,171,604	8,486,603	7/21/14	-	(127,825)
British Pound	SSBT	Buy	1,798,084	2,989,863	7/21/14	6,040	(805)
South Korean Won	BOFA	Buy	1,700,234,317	1,569,594	8/12/14	16,369	-
South Korean Won	BOFA	Sell	14,528,436,036	13,499,847	8/12/14	5,824	(57,972)
South Korean Won	FBCO	Buy	1,131,448,371	1,049,039	8/12/14	6,366	-
South Korean Won	FBCO	Sell	31,116,717,499	28,927,130	8/12/14	8,330	(106,594)
South Korean Won	HSBC	Buy	2,037,487,672	1,890,435	8/12/14	10,116	-
South Korean Won	HSBC	Sell	28,953,648,187	26,943,977	8/12/14	12,900	(76,627)
Swiss Franc	BOFA	Sell	3,796,612	4,330,617	8/12/14	31,446	(674)
Swiss Franc	BONY	Sell	103,406	117,031	8/12/14	-	(82)
Swiss Franc	BZWS	Sell	1,074,470	1,233,421	8/12/14	16,532	-
Swiss Franc	HSBC	Sell	71,818	81,947	8/12/14	609	-
Swiss Franc	SSBT	Sell	913,700	1,036,562	8/12/14	2,500	(747)
British Pound	BOFA	Sell	10,171,617	16,992,704	8/19/14	53,606	-
British Pound	BZWS	Sell	20,904,686	34,910,826	8/19/14	97,629	-
British Pound	HSBC	Sell	15,678,514	26,189,390	8/19/14	79,493	-
Euro	BOFA	Sell	14,170,121	19,386,568	8/29/14	-	(134,376)
Euro	BZWS	Sell	14,170,257	19,372,725	8/29/14	-	(148,406)
Unrealized appreciation (depreciation)						797,759	(11,222,348)
Net unrealized appreciation (depreciation)							$(10,424,589)

aMay be comprised of multiple contracts using the same currency and settlement date.

ABBREVIATIONS

Counterparty

BOFA	-	Bank of America Corp.
BONY	-	Bank of New York Mellon
BZWS	-	Barclays Bank PLC
FBCO	-	Credit Suisse Group AG
HSBC	-	HSBC Bank USA, N.A.
SSBT	-	State Street Bank and Trust Co.

Currency
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Selected Portfolio
ADR	-	American Depositary Receipt
FHLB	-	Federal Home Loan Bank
GO	-	General Obligation
IDR	-	International Depositary Receipt
PIK	-	Payment-In-Kind

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited)
Templeton Developing Markets Securities Fund	Industry	Shares	Value
Common Stocks 85.5%
Argentina 0.1%
[a,b]Grupo Clarin SA, B, GDR, Reg S	Media	70,355	$408,059

Australia 0.4%
BHP Billiton Ltd.	Metals & Mining	56,757	1,919,651

Belgium 2.9%
Anheuser-Busch InBev NV	Beverages	120,577	12,642,569

Brazil 11.5%
Ambev SA	Beverages	4,462,450	33,342,235
M Dias Branco SA	Food Products	149,700	6,031,421
Souza Cruz SA	Tobacco	1,261,928	11,459,177
			50,832,833
Cambodia 0.5%
NagaCorp Ltd.	Hotels, Restaurants & Leisure	1,930,700	2,011,237

Chile 0.5%
Sociedad Quimica Y Minera de Chile SA Soquimich, ADR	Chemicals	64,752	2,055,228

China 10.8%
AAC Technologies Holdings Inc.	Electronic Equipment, Instruments
	& Components	963,600	5,006,553
[a]Angang Steel Co. Ltd., H	Metals & Mining	5,532,000	3,423,422
[a]Baidu Inc., ADR	Internet Software & Services	76,700	11,687,546
Brilliance China Automotive Holdings Ltd.	Automobiles	636,900	975,494
[a]China Shipping Development Co. Ltd., H	Marine	6,101,100	3,484,567
Lenovo Group Ltd.	Technology Hardware, Storage &
	Peripherals	5,190,700	5,701,676
NetEase Inc., ADR	Internet Software & Services	168,100	11,313,130
Tencent Holdings Ltd.	Internet Software & Services	87,500	6,086,064
			47,678,452
Hong Kong 12.4%
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	396,433	3,861,258
Esprit Holdings Ltd.	Specialty Retail	750,100	1,249,450
Giordano International Ltd.	Specialty Retail	2,762,500	1,780,776
Luk Fook Holdings (International) Ltd.	Specialty Retail	2,358,313	7,433,910
[a]Melco Crown Entertainment Ltd., ADR	Hotels, Restaurants & Leisure	228,719	8,839,989
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	2,303,800	8,123,424
Sands China Ltd.	Hotels, Restaurants & Leisure	1,372,600	10,237,275
SJM Holdings Ltd.	Hotels, Restaurants & Leisure	4,107,530	11,544,476
[a]Summit Ascent Holdings Ltd.	Trading Companies & Distributors	927,000	1,355,282
			54,425,840
India 5.6%
Tata Consultancy Services Ltd.	IT Services	495,500	17,571,405
Tata Motors Ltd.	Automobiles	1,063,000	7,055,670
			24,627,075
Kenya 1.2%
Equity Bank Ltd.	Banks	8,732,101	3,208,845
Kenya Commercial Bank Ltd.	Banks	3,768,320	2,006,281
			5,215,126
Nigeria 1.0%
Ecobank Transnational Inc.	Banks	1,670,705	131,693
Nigerian Breweries PLC	Beverages	2,942,354	2,762,836
Zenith Bank PLC	Banks	10,882,326	1,318,670
			4,213,199
Peru 0.6%
Compania de Minas Buenaventura SA, ADR	Metals & Mining	224,040	2,816,183

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

Philippines 0.8%
Ayala Corp.	Diversified Financial Services	201,850	2,606,553
[a]Bloomberry Resorts Corp.	Hotels, Restaurants & Leisure	1,112,200	249,475
[a]Melco Crown Philippines Resorts Corp.	Hotels, Restaurants & Leisure	2,837,100	824,001
			3,680,029
Qatar 3.7%
Industries Qatar QSC	Industrial Conglomerates	322,038	16,485,515

Romania 0.2%
Nuclearelectrica SA	Independent Power & Renewable
	Electricity Producers	19,925	57,728
[c]Societatea Nationala de Gaze Naturale ROMGAZ SA, 144A	Oil, Gas & Consumable Fuels	85,800	874,550
			932,278
Russia 1.3%
Alrosa AO	Metals & Mining	1,000,100	1,028,638
[d]LUKOIL Holdings, ADR	Oil, Gas & Consumable Fuels	29,958	1,664,616
[d]LUKOIL Holdings, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	38,918	2,162,479
Mining and Metallurgical Co. Norilsk Nickel, ADR	Metals & Mining	41,200	684,950
			5,540,683
Singapore 0.9%
K-REIT Asia	Real Estate Investment Trusts
	(REITs)	4,285,311	3,883,813

South Africa 7.9%
MTN Group Ltd.	Wireless Telecommunication
	Services	281,500	5,761,946
Naspers Ltd., N	Media	73,474	8,102,813
Remgro Ltd.	Diversified Financial Services	1,084,224	21,100,294
			34,965,053
South Korea 2.7%
Grand Korea Leisure Co. Ltd.	Hotels, Restaurants & Leisure	170,220	6,993,262
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor
	Equipment	3,858	4,865,522
			11,858,784
Sweden 0.5%
Oriflame Cosmetics SA, SDR	Personal Products	92,706	2,248,964

Switzerland 3.1%
Compagnie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	143,641	13,714,141

Taiwan 3.1%
Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor
	Equipment	539,000	2,469,108
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	2,842,000	11,059,092
			13,528,200
Thailand 1.7%
Quality Houses PCL, fgn.	Real Estate Management &
	Development	10,033,300	934,482
Thai Beverage PCL	Beverages	13,814,200	6,644,346
			7,578,828
Turkey 0.5%
Turkiye Garanti Bankasi AS	Banks	640,000	2,189,722

United Arab Emirates 5.3%
Emaar Properties PJSC	Real Estate Management &
	Development	8,542,443	23,141,113

United Kingdom 4.4%
Unilever PLC	Food Products	450,037	19,218,400

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

United States 1.3%
Avon Products Inc.	Personal Products	391,680	5,734,195
Vietnam 0.1%
DHG Pharmaceutical JSC	Pharmaceuticals	95,800	631,174
Zimbabwe 0.5%
Delta Corp. Ltd.	Beverages	2,011,375	2,313,282
Total Common Stocks (Cost $282,288,371)			376,489,626
Participatory Notes (Cost $16,084,927) 4.3%
Saudi Arabia 4.3%
[c]HSBC Bank PLC, Etihad Etisalat Co., 144A, 12/05/14	Wireless Telecommunication
	Services	764,855	18,915,648
Preferred Stocks (Cost $3,753,661) 1.1%
Chile 1.1%
Embotelladora Andina SA, pfd., A	Beverages	1,703,417	4,939,242
Total Investments before Short Term Investments (Cost $302,126,959)			400,344,516

Short Term Investments (Cost $32,321,909) 7.3%
Money Market Funds 7.3%
United States 7.3%
[a,e]Institutional Fiduciary Trust Money Market Portfolio		32,321,909	32,321,909
Total Investments (Cost $334,448,868) 98.2%			432,666,425
Other Assets, less Liabilities 1.8%			7,876,299
Net Assets 100.0%			$440,542,724

a Non-income producing.
b Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2014, the aggregate value of these securities was $19,790,198, representing 4.49% of net assets.
d At March 31, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
e The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end investment company.

ABBREVIATIONS
Selected Portfolio

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
SDR	-	Swedish Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited)

Templeton Foreign Securities Fund	Country	Shares	Value
Common Stocks 96.1%
Aerospace & Defense 0.9%
BAE Systems PLC	United Kingdom	3,443,320	$23,780,147
Airlines 0.8%
[a]Deutsche Lufthansa AG	Germany	859,340	22,513,736
Auto Components 2.1%
Cie Generale des Etablissements Michelin, B	France	222,570	27,838,319
Hyundai Mobis	South Korea	100,634	29,767,781
			57,606,100
Automobiles 1.9%
Nissan Motor Co. Ltd.	Japan	1,972,200	17,578,221
Toyota Motor Corp., ADR	Japan	291,181	32,874,335
			50,452,556
Banks 13.8%
Bangkok Bank PCL, fgn.	Thailand	1,247,500	6,905,975
Barclays PLC	United Kingdom	2,778,290	10,811,839
BNP Paribas SA	France	1,058,470	81,653,580
[a]Commerzbank AG	Germany	793,900	14,586,296
DBS Group Holdings Ltd.	Singapore	2,174,520	27,954,039
Hana Financial Group Inc.	South Korea	1,255,380	45,858,092
HSBC Holdings PLC	United Kingdom	4,015,600	40,666,204
KB Financial Group Inc., ADR	South Korea	1,189,645	41,816,022
Societe Generale	France	391,870	24,137,057
UniCredit SpA	Italy	6,991,743	63,868,276
United Overseas Bank Ltd.	Singapore	985,000	16,953,731
			375,211,111
Beverages 0.5%
Suntory Beverage & Food Ltd.	Japan	377,600	13,004,921
Building Products 0.7%
Compagnie de Saint-Gobain	France	296,890	17,937,065
Capital Markets 2.8%
Credit Suisse Group AG	Switzerland	2,102,448	67,996,593
GAM Holding Ltd.	Switzerland	505,110	9,113,693
			77,110,286
Chemicals 1.8%
Akzo Nobel NV	Netherlands	594,220	48,492,570
Communications Equipment 0.5%
Ericsson, B, ADR	Sweden	997,972	13,302,967
Construction & Engineering 0.8%
Carillion PLC	United Kingdom	3,750,730	22,604,700
Construction Materials 0.7%
CRH PLC	Ireland	659,820	18,359,276
Containers & Packaging 0.8%
Rexam PLC	United Kingdom	2,719,161	22,076,922
Diversified Financial Services 3.6%
BM&F BOVESPA SA	Brazil	2,189,700	10,858,974
[a]ING Groep NV, IDR	Netherlands	3,446,214	48,787,692
ING U.S. Inc.	United States	1,076,240	39,035,225
			98,681,891
Diversified Telecommunication Services 5.7%
China Telecom Corp. Ltd., H	China	47,482,357	21,976,763
Orange SA	France	1,396,683	20,629,031

	Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

Singapore Telecommunications Ltd.	Singapore	9,394,000	27,259,292
[b]Telefonica SA, ADR	Spain	2,270,951	35,858,316
Telenor ASA	Norway	1,103,354	24,452,641
Vivendi SA	France	928,427	25,865,157
			156,041,200
Electrical Equipment 0.3%
Shanghai Electric Group Co. Ltd., H	China	23,792,000	8,435,302

Electronic Equipment, Instruments & Components 1.6%
[a]Flextronics International Ltd.	Singapore	2,385,970	22,046,363
Kingboard Chemical Holdings Ltd.	Hong Kong	11,646,000	22,732,105
			44,778,468
Energy Equipment & Services 4.2%
Aker Solutions ASA	Norway	1,617,940	25,197,138
Ensign Energy Services Inc.	Canada	1,965,300	29,051,024
Fugro NV, IDR	Netherlands	262,470	16,141,408
Saipem SpA	Italy	297,027	7,251,801
Technip SA	France	76,090	7,853,325
Trican Well Service Ltd.	Canada	2,373,000	30,032,812
			115,527,508
Food & Staples Retailing 2.9%
Metro AG	Germany	489,650	19,986,205
Tesco PLC	United Kingdom	12,226,930	60,224,896
			80,211,101
Health Care Equipment & Supplies 0.9%
Getinge AB, B	Sweden	417,870	11,706,145
Nobel Biocare Holding AG	Switzerland	974,135	13,994,926
			25,701,071
Health Care Providers & Services 0.5%
Shanghai Pharmaceuticals Holding Co. Ltd., H	China	6,434,800	14,551,295

Household Durables 0.2%
Nikon Corp.	Japan	386,100	6,216,801

Industrial Conglomerates 2.2%
Hutchison Whampoa Ltd.	Hong Kong	2,096,239	27,782,474
Siemens AG	Germany	233,124	31,381,071
			59,163,545
Insurance 9.8%
ACE Ltd.	United States	307,649	30,475,710
Aegon NV	Netherlands	5,507,530	50,560,678
AIA Group Ltd.	Hong Kong	7,789,600	36,957,278
Aviva PLC	United Kingdom	8,552,940	68,029,845
AXA SA	France	2,056,508	53,453,165
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	68,060	14,872,410
Swiss Re AG	Switzerland	130,190	12,069,084
			266,418,170
Leisure Products 0.9%
Namco Bandai Holdings Inc.	Japan	977,800	23,142,467

Life Sciences Tools & Services 0.5%
Lonza Group AG	Switzerland	121,930	12,434,377

Metals & Mining 2.8%
HudBay Minerals Inc.	Canada	2,891,000	22,570,409
Mining and Metallurgical Co. Norilsk Nickel OJSC, ADR	Russia	926,924	15,410,111
POSCO	South Korea	136,907	38,054,721
			76,035,241
Multiline Retail 1.1%
Marks & Spencer Group PLC	United Kingdom	4,066,900	30,619,075

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

Oil, Gas & Consumable Fuels 12.4%
BP PLC	United Kingdom	5,946,135	47,585,349
China Shenhua Energy Co. Ltd., H	China	8,462,000	24,437,571
Dragon Oil PLC	Turkmenistan	731,930	6,891,289
Eni SpA	Italy	1,159,640	29,095,066
Kunlun Energy Co. Ltd.	China	4,089,178	6,864,106
LUKOIL Holdings, ADR	Russia	160,535	8,920,127
Royal Dutch Shell PLC, A	United Kingdom	16,803	613,838
Royal Dutch Shell PLC, B	United Kingdom	1,094,263	42,706,873
Statoil ASA	Norway	1,816,110	51,258,846
Suncor Energy Inc.	Canada	901,700	31,495,058
Talisman Energy Inc.	Canada	2,554,600	25,467,425
[b]Total SA, B	France	979,926	64,266,765
			339,602,313
Pharmaceuticals 9.3%
GlaxoSmithKline PLC	United Kingdom	2,772,585	73,552,582
Novartis AG	Switzerland	328,730	27,889,989
Roche Holding AG	Switzerland	179,480	53,803,394
Sanofi	France	670,755	69,940,905
Teva Pharmaceutical Industries Ltd., ADR	Israel	520,107	27,482,454
			252,669,324
Real Estate Management & Development 0.0%+
Cheung Kong (Holdings) Ltd.	Hong Kong	922	15,275

Semiconductors & Semiconductor Equipment 3.2%
Infineon Technologies AG	Germany	1,103,225	13,166,444
Samsung Electronics Co. Ltd.	South Korea	46,744	58,951,255
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	4,151,526	16,154,859
			88,272,558
Software 1.0%
Capcom Co. Ltd.	Japan	1,211,400	22,979,279
Trend Micro Inc.	Japan	136,600	4,228,221
			27,207,500
Specialty Retail 1.3%
Kingfisher PLC	United Kingdom	5,160,616	36,250,933

Trading Companies & Distributors 1.9%
ITOCHU Corp.	Japan	3,753,600	43,856,245
Noble Group Ltd.	Hong Kong	8,018,000	7,553,627
			51,409,872
Wireless Telecommunication Services 1.7%
China Mobile Ltd.	China	2,340,000	21,419,593
Vodafone Group PLC, ADR	United Kingdom	671,535	24,719,203
			46,138,796
Total Common Stocks (Cost $2,009,206,445)			2,621,976,440
Preferred Stocks (Cost $11,136,802) 0.3%
Oil, Gas & Consumable Fuels 0.3%
Petroleo Brasileiro SA, ADR, pfd.	Brazil	517,880	7,182,996

Total Investments before Short Term Investments (Cost $2,020,343,247)			2,629,159,436
Short Term Investments 6.2%
Money Market Funds (Cost $98,315,637) 3.6%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	United States	98,315,637	98,315,637

Investments from Cash Collateral Received for Loaned Securities (Cost
$73,042,739) 2.6%
Money Market Funds 2.6%
[d]BNY Mellon Overnight Government Fund, 0.052%	United States	73,042,739	73,042,739

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

Total Investments (Cost $2,191,701,623) 102.6%	2,800,517,812
Other Assets, less Liabilities (2.6)%	(72,003,188)
Net Assets 100.0%	$2,728,514,624

+Rounds to less than 0.1% of net assets.
a Non-income producing.
b A portion or all of the security is on loan at March 31, 2014.
c The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end investment company.
d The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS

Selected Portfolio

ADR	-	American Depositary Receipt
IDR	-	International Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited)

Templeton Global Bond Securities Fund	Principal Amount*			Value
Foreign Government and Agency Securities 67.2%
Brazil 4.3%
Letra Tesouro Nacional, Strip,
1/01/15	3,971	[a]	BRL	$1,614,586
1/01/16	26,160	[a]	BRL	9,427,932
1/01/17	46,660	[a]	BRL	14,863,335
Nota Do Tesouro Nacional,
10.00%, 1/01/17	22,490	[a]	BRL	9,390,011
10.00%, 1/01/21	9,240	[a]	BRL	3,610,358
10.00%, 1/01/23	26,700	[a]	BRL	10,156,323
[b] Index Linked, 6.00%, 5/15/15	30,226	[a]	BRL	32,507,423
[b] Index Linked, 6.00%, 8/15/16	14,388	[a]	BRL	15,339,254
[b] Index Linked, 6.00%, 5/15/17	202	[a]	BRL	215,000
[b] Index Linked, 6.00%, 8/15/18	15,665	[a]	BRL	16,545,872
[b] Index Linked, 6.00%, 8/15/22	14,400	[a]	BRL	14,955,137
[b] Index Linked, 6.00%, 5/15/45	10,825	[a]	BRL	10,458,540
senior note, 10.00%, 1/01/19	21,390	[a]	BRL	8,618,925
				147,702,696
Canada 3.3%
Government of Canada,
2.25%, 8/01/14	35,099,000		CAD	31,895,192
1.00%, 11/01/14	20,887,000		CAD	18,902,603
2.00%, 12/01/14	17,861,000		CAD	16,273,158
1.00%, 2/01/15	48,972,000		CAD	44,319,350
				111,390,303
Hungary 4.7%
Government of Hungary,
7.75%, 8/24/15	672,690,000		HUF	3,199,493
5.50%, 2/12/16	436,800,000		HUF	2,027,799
5.50%, 12/22/16	258,730,000		HUF	1,205,663
4.125%, 2/19/18	14,310,000			14,578,313
4.00%, 4/25/18	261,730,000		HUF	1,151,877
6.50%, 6/24/19	689,970,000		HUF	3,319,896
7.50%, 11/12/20	317,540,000		HUF	1,613,072
5.375%, 2/21/23	26,430,000			26,889,882
A, 8.00%, 2/12/15	280,000,000		HUF	1,309,803
A, 6.75%, 11/24/17	2,394,300,000		HUF	11,592,122
A, 5.50%, 12/20/18	446,060,000		HUF	2,074,084
A, 7.00%, 6/24/22	1,272,650,000		HUF	6,332,780
A, 6.00%, 11/24/23	613,400,000		HUF	2,875,927
B, 6.75%, 2/24/17	597,480,000		HUF	2,878,665
B, 5.50%, 6/24/25	2,397,360,000		HUF	10,721,880
D, 6.75%, 8/22/14	1,856,440,000		HUF	8,448,182
senior note, 6.25%, 1/29/20	6,420,000			7,029,900
senior note, 6.375%, 3/29/21	14,820,000			16,237,162
[c] senior note, Reg S, 3.50%, 7/18/16	1,055,000		EUR	1,502,928
[c] senior note, Reg S, 4.375%, 7/04/17	7,480,000		EUR	10,840,823
[c] senior note, Reg S, 5.75%, 6/11/18	14,475,000		EUR	22,037,740
[c] senior note, Reg S, 3.875%, 2/24/20	3,120,000		EUR	4,391,374
				162,259,365
Iceland 0.2%
[d]Government of Iceland, 144A, 5.875%, 5/11/22	7,660,000			8,315,926

Indonesia 2.6%
Government of Indonesia,
FR31, 11.00%, 11/15/20	170,808,000,000		IDR	17,356,194
FR34, 12.80%, 6/15/21	208,649,000,000		IDR	23,113,636
FR35, 12.90%, 6/15/22	67,421,000,000		IDR	7,570,199
FR36, 11.50%, 9/15/19	31,754,000,000		IDR	3,235,009
FR39, 11.75%, 8/15/23	5,491,000,000		IDR	596,062

Quarterly Statement of Investments. See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
FR40, 11.00%, 9/15/25	46,856,000,000		IDR	4,908,742
FR43, 10.25%, 7/15/22	69,179,000,000		IDR	6,816,497
FR44, 10.00%, 9/15/24	4,454,000,000		IDR	436,289
FR46, 9.50%, 7/15/23	226,780,000,000		IDR	21,527,885
FR48, 9.00%, 9/15/18	16,920,000,000		IDR	1,561,797
senior bond, FR53, 8.25%, 7/15/21	11,270,000,000		IDR	1,002,288
Indonesia Retail Bond, senior note, 8.50%, 10/15/16	3,358,000,000		IDR	299,931
				88,424,529
Ireland 9.2%
Government of Ireland,
5.50%, 10/18/17	27,708,700		EUR	44,112,053
5.90%, 10/18/19	20,597,000		EUR	34,528,180
4.50%, 4/18/20	19,512,000		EUR	30,650,705
5.00%, 10/18/20	58,588,000		EUR	94,733,968
senior bond, 4.50%, 10/18/18	8,090,000		EUR	12,654,957
senior bond, 4.40%, 6/18/19	20,943,000		EUR	32,809,160
senior bond, 5.40%, 3/13/25	40,422,910		EUR	66,835,298
				316,324,321
Lithuania 1.2%
[d]Government of Lithuania, 144A,
6.75%, 1/15/15	19,480,000			20,337,899
7.375%, 2/11/20	12,690,000			15,326,030
6.125%, 3/09/21	3,240,000			3,709,055
				39,372,984
Malaysia 3.9%
Government of Malaysia,
3.434%, 8/15/14	59,260,000		MYR	18,183,716
3.741%, 2/27/15	69,990,000		MYR	21,572,657
3.835%, 8/12/15	36,620,000		MYR	11,319,725
4.72%, 9/30/15	230,000		MYR	72,040
3.197%, 10/15/15	14,220,000		MYR	4,357,257
senior bond, 5.094%, 4/30/14	187,985,000		MYR	57,682,516
senior bond, 3.814%, 2/15/17	18,885,000		MYR	5,852,644
senior bond, 4.24%, 2/07/18	44,360,000		MYR	13,899,784
				132,940,339
Mexico 3.7%
Government of Mexico,
7.00%, 6/19/14	286,280	[e]	MXN	2,210,022
9.50%, 12/18/14	1,774,400	[e]	MXN	14,163,118
6.00%, 6/18/15	732,200	[e]	MXN	5,758,872
8.00%, 12/17/15	4,996,150	[e]	MXN	40,880,949
6.25%, 6/16/16	733,810	[e]	MXN	5,888,076
7.25%, 12/15/16	250,000	[e]	MXN	2,064,565
7.75%, 12/14/17	4,473,000	[e]	MXN	37,819,214
[f]Mexican Udibonos, Index Linked,
4.50%, 12/18/14	225,982	[g]	MXN	1,774,739
5.00%, 6/16/16	578,925	[g]	MXN	4,804,441
3.50%, 12/14/17	580,417	[g]	MXN	4,754,792
4.00%, 6/13/19	398,384	[g]	MXN	3,368,641
2.50%, 12/10/20	313,747	[g]	MXN	2,456,604
				125,944,033
Peru 0.1%
Government of Peru, senior bond, 7.84%, 8/12/20	11,090,000		PEN	4,381,603

Philippines 0.2%
Government of the Philippines,
senior bond, 7.00%, 1/27/16	53,190,000		PHP	1,269,677
senior bond, 9.125%, 9/04/16	31,840,000		PHP	798,777
senior note, 1.625%, 4/25/16	236,480,000		PHP	5,216,262
				7,284,716
Poland 9.1%
Government of Poland,

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
5.75%, 4/25/14	336,990,000	PLN	111,694,801
5.50%, 4/25/15	31,408,000	PLN	10,684,588
6.25%, 10/24/15	75,580,000	PLN	26,289,918
5.00%, 4/25/16	61,000,000	PLN	20,969,658
4.75%, 10/25/16	24,290,000	PLN	8,353,583
5.75%, 9/23/22	48,750,000	PLN	17,930,215
[h] FRN, 2.72%, 1/25/17	59,279,000	PLN	19,563,638
[h] FRN, 2.72%, 1/25/21	60,135,000	PLN	19,474,274
Strip, 7/25/14	35,420,000	PLN	11,624,237
Strip, 7/25/15	23,822,000	PLN	7,599,840
Strip, 1/25/16	177,077,000	PLN	55,551,175
			309,735,927
Russia 1.6%
[d]Government of Russia, senior bond, 144A, 7.50%, 3/31/30	48,523,345		55,264,451

Serbia 0.7%
[d]Government of Serbia, senior note, 144A,
5.25%, 11/21/17	4,590,000		4,767,862
4.875%, 2/25/20	8,800,000		8,816,500
7.25%, 9/28/21	9,670,000		10,879,282
			24,463,644
Singapore 0.8%
Government of Singapore, senior note,
3.625%, 7/01/14	21,650,000	SGD	17,353,839
1.125%, 4/01/16	11,000,000	SGD	8,858,644
			26,212,483
Slovenia 0.4%
[d]Government of Slovenia, senior note, 144A,
5.50%, 10/26/22	8,140,000		8,705,445
5.85%, 5/10/23	5,030,000		5,498,494
			14,203,939
South Korea 13.5%
The Export-Import Bank of Korea, senior note,
4.625%, 2/20/17	230,000	EUR	348,371
[d] 144A, 1.45%, 5/19/14	40,580,000	SEK	6,275,014
Korea Monetary Stabilization Bond,
senior bond, 3.59%, 4/02/14	20,432,530,000	KRW	19,187,276
senior bond, 2.47%, 4/02/15	22,461,930,000	KRW	21,056,040
senior bond, 2.80%, 8/02/15	68,737,030,000	KRW	64,635,849
senior bond, 2.81%, 10/02/15	2,932,000,000	KRW	2,756,801
senior note, 3.28%, 6/02/14	24,224,170,000	KRW	22,774,155
senior note, 2.82%, 8/02/14	31,785,420,000	KRW	29,871,699
senior note, 2.78%, 10/02/14	13,357,000,000	KRW	12,553,974
senior note, 2.84%, 12/02/14	22,065,270,000	KRW	20,752,832
senior note, 2.74%, 2/02/15	47,745,950,000	KRW	44,875,860
senior note, 2.76%, 6/02/15	51,516,200,000	KRW	48,422,230
senior note, 2.90%, 12/02/15	54,164,800,000	KRW	51,002,345
senior note, 2.78%, 2/02/16	20,416,550,000	KRW	19,168,737
Korea Treasury Bond,
senior bond, 4.00%, 3/10/16	1,283,100,000	KRW	1,232,370
senior bond, 5.00%, 9/10/16	2,806,000,000	KRW	2,767,740
senior note, 3.25%, 12/10/14	13,830,700,000	KRW	13,044,017
senior note, 4.50%, 3/10/15	641,500,000	KRW	612,704
senior note, 3.25%, 6/10/15	4,668,800,000	KRW	4,413,193
senior note, 4.00%, 9/10/15	3,390,100,000	KRW	3,240,103
senior note, 2.75%, 12/10/15	32,942,000,000	KRW	30,931,731
senior note, 2.75%, 6/10/16	18,308,100,000	KRW	17,171,292
senior note, 3.00%, 12/10/16	26,530,400,000	KRW	25,009,879
			462,104,212
Sri Lanka 1.3%
Government of Sri Lanka,
10.60%, 7/01/19	20,000,000	LKR	160,950
11.20%, 7/01/22	69,990,000	LKR	563,406

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
A, 11.25%, 7/15/14	773,000,000		LKR	5,986,521
A, 11.75%, 3/15/15	8,520,000		LKR	67,952
A, 6.50%, 7/15/15	239,920,000		LKR	1,820,400
A, 11.00%, 8/01/15	1,349,700,000		LKR	10,808,495
A, 8.50%, 11/01/15	120,000,000		LKR	932,920
A, 6.40%, 8/01/16	109,200,000		LKR	814,543
A, 5.80%, 1/15/17	112,300,000		LKR	808,285
A, 7.50%, 8/15/18	25,990,000		LKR	188,257
A, 8.00%, 11/15/18	512,300,000		LKR	3,760,290
A, 9.00%, 5/01/21	861,720,000		LKR	6,253,898
B, 11.75%, 4/01/14	68,370,000		LKR	523,219
B, 6.60%, 6/01/14	65,500,000		LKR	500,937
B, 6.40%, 10/01/16	119,100,000		LKR	882,907
B, 8.50%, 7/15/18	146,350,000		LKR	1,098,308
C, 8.50%, 4/01/18	444,930,000		LKR	3,358,047
D, 8.50%, 6/01/18	633,000,000		LKR	4,758,760
				43,288,095
[i]Supranational 0.5%
Inter-American Development Bank, senior note, 7.50%, 12/05/24	200,000,000		MXN	17,015,572

Sweden 2.3%
Government of Sweden, 6.75%, 5/05/14	391,220,000		SEK	60,783,334
Kommuninvest I Sverige AB, 2.25%, 5/05/14	123,520,000		SEK	19,112,314
				79,895,648
Ukraine 3.2%
[d]Financing of Infrastructure Projects State Enterprise, 144A,
8.375%, 11/03/17	1,100,000			968,594
7.40%, 4/20/18	840,000			737,625
[d]Government of Ukraine,
144A, 9.25%, 7/24/17	30,400,000			29,906,000
144A, 7.75%, 9/23/20	17,227,000			16,224,819
senior bond, 144A, 6.58%, 11/21/16	12,541,000			11,862,532
senior bond, 144A, 7.80%, 11/28/22	10,110,000			9,471,806
senior note, 144A, 4.95%, 10/13/15	290,000		EUR	374,763
senior note, 144A, 6.25%, 6/17/16	8,760,000			8,305,575
senior note, 144A, 7.95%, 2/23/21	24,098,000			22,802,733
senior note, 144A, 7.50%, 4/17/23	8,160,000			7,619,441
				108,273,888
Vietnam 0.4%
[d]Government of Vietnam, 144A, 6.75%, 1/29/20	13,110,000			14,589,529

Total Foreign Government and Agency Securities (Cost $2,178,694,822)				2,299,388,203
Municipal Bonds (Cost $1,294,013) 0.0%+
United States 0.0%
Bexar County Revenue, Venue Project, Refunding, Series A, BHAC Insured, 5.25%,
8/15/47	1,450,000			1,540,393

Total Investments before Short Term Investments (Cost $2,179,988,835)				2,300,928,596

Short Term Investments 21.7%
Foreign Government and Agency Securities 14.0%
Brazil 0.3%
Letra Tesouro Nacional, Strip, 4/01/14	18,450	[a]	BRL	8,129,679
Canada 0.6%
Government of Canada,
0.75%, 5/01/14	6,298,000		CAD	5,697,200
3.00%, 6/01/14	17,190,000		CAD	15,605,205
				21,302,405
Hungary 0.0%
[j]Hungary Treasury Bill, 6/25/14	170,290,000		HUF	758,721

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
Malaysia 4.4%
[j,k]Bank of Negara Monetary Notes, 4/03/14 - 3/05/15	496,845,000		MYR	150,536,468
[j]Malaysia Treasury Bill, 5/30/14	1,140,000		MYR	347,500
				150,883,968
Mexico 3.1%
[j]Mexico Treasury Bills,
4/03/14 - 7/10/14	28,013,100	[l]	MXN	21,404,450
10/16/14	48,848,680	[l]	MXN	36,729,836
12/11/14	61,630,770	[l]	MXN	46,062,246
				104,196,532
Philippines 0.7%
[j]Philippine Treasury Bills, 4/02/14 - 10/08/14	1,131,905,000		PHP	25,176,657
Singapore 3.8%
[j]Monetary Authority of Singapore Treasury Bills, 4/04/14 - 8/19/14	104,830,000		SGD	83,320,844
[j]Singapore Treasury Bills, 4/04/14 - 5/30/14	60,481,000		SGD	48,073,147
				131,393,991
South Korea 1.1%
Korea Monetary Stabilization Bond,
senior bond, 2.55%, 5/09/14	10,064,000,000		KRW	9,450,464
senior bond, 2.72%, 9/09/14	14,437,000,000		KRW	13,564,055
senior note, 2.57%, 6/09/14	14,607,000,000		KRW	13,716,671
				36,731,190
Total Foreign Government and Agency Securities (Cost $482,994,148)				478,573,143
U.S. Government and Agency Securities (Cost $100,000,000) 2.9%
[j]FHLB, 4/01/14	100,000,000			100,000,000
Total Investments before Repurchase Agreements (Cost $2,762,982,983)				2,879,501,739
Repurchase Agreements (Cost $164,883,214) 4.8%
United States 4.8%
[m]Joint Repurchase Agreement, 0.045%, 4/01/14 (Maturity Value $164,883,421)	164,883,214			164,883,214
BNP Paribas Securities Corp. (Maturity Value $28,833,164)
Deutsche Bank Securities Inc. (Maturity Value $17,835,440)
HSBC Securities (USA) Inc. (Maturity Value $80,731,869)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $37,482,948)
Collateralized by U.S. Government Agency Securities, 0.00% - 5.625%, 3/26/15 -
11/23/35; U.S. Government Agency Securities, Strips, 6/01/17; U.S. Treasury
Bonds, 7.25% - 10.625%, 8/15/15 - 2/15/19; U.S. Treasury Notes, 0.25% -
4.875%, 5/15/15 - 3/31/19; and U.S. Treasury Notes, Index Linked, 2.375%,
1/15/17 (valued at $168,242,741)

Total Investments (Cost $2,927,866,197) 88.9%				3,044,384,953

Other Assets, less Liabilities 11.1%				379,802,775
Net Assets 100.0%				$3,424,187,728

* The principal amount is stated in U.S. dollars unless otherwise indicated.
+Rounds to less than 0.1% of net assets.
a Principal amount is stated in 1,000 Brazilian Real Units.
b Redemption price at maturity is adjusted for inflation.
c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust s Board of Trustees. At March 31, 2014, the aggregate value of these securities was $38,772,865, representing 1.13% of net assets.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust s Board of Trustees. At
March 31, 2014, the aggregate value of these securities was $270,759,375, representing 7.91% of net assets.
e Principal amount is stated in 100 Mexican Peso Units.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2014 (unaudited) (continued)
f Principal amount of security is adjusted for inflation.
g Principal amount is stated in Unidad de Inversion Units.
h The coupon rate shown represents the rate at period end.
i A supranational organization is an entity formed by two or more central governments through international treaties.
j The security is traded on a discount basis with no stated coupon rate.
k A portion or all of the security purchased on a delayed delivery basis.
l Principal amount is stated in 10 Mexican Peso Units.
m Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2014, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

At March 31, 2014, the Fund had the follow ing forw ard exchange contracts outstanding. See Note 3.

Forw ard Exchange Contracts
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount*		Date	Appreciation	Depreciation
Chilean Peso	DBAB	Buy	1,330,940,000	2,695,302		4/04/14	$-	$(269,173)
Euro	DBAB	Sell	6,200,000	7,980,330		4/04/14	-	(561,960)
Indian Rupee	CITI	Buy	34,491,000	545,226		4/07/14	28,621	-
Indian Rupee	DBAB	Buy	217,594,000	3,435,333		4/07/14	184,908	-
Indian Rupee	HSBC	Buy	251,448,000	3,969,814		4/07/14	213,677	-
Indian Rupee	DBAB	Buy	40,529,000	636,883		4/09/14	37,134	-
Euro	HSBC	Sell	8,692,000	11,359,314		4/10/14	-	(616,278)
Euro	DBAB	Sell	7,243,000	9,479,276		4/11/14	-	(499,904)
Euro	UBSW	Sell	4,346,000	5,690,001		4/11/14	-	(297,783)
Chilean Peso	MSCO	Buy	2,645,530,000	5,408,423		4/14/14	-	(591,151)
Euro	JPHQ	Sell	3,907,000	5,120,878		4/14/14	-	(262,032)
Indian Rupee	DBAB	Buy	239,338,000	3,795,040		4/15/14	180,179	-
Euro	HSBC	Sell	6,919,000	9,056,487		4/16/14	-	(476,198)
Malaysian Ringgit	DBAB	Buy	16,369,588	5,106,241		4/16/14	-	(96,319)
Indian Rupee	DBAB	Buy	383,041,000	6,107,792		4/17/14	251,512	-
Chilean Peso	MSCO	Buy	2,370,410,000	4,812,527		4/21/14	-	(499,467)
Indian Rupee	JPHQ	Buy	226,092,000	3,622,294		4/21/14	128,123	-
Japanese Yen	BZWS	Sell	700,840,000	7,204,618		4/21/14	414,068	-
Japanese Yen	JPHQ	Sell	421,090,000	4,322,751		4/21/14	242,743	-
Malaysian Ringgit	JPHQ	Buy	15,728,213	5,098,286		4/21/14	-	(286,007)
Indian Rupee	DBAB	Buy	79,271,000	1,263,192		4/22/14	51,476	-
Indian Rupee	JPHQ	Buy	152,363,000	2,429,276		4/22/14	97,585	-
Japanese Yen	CITI	Sell	261,800,000	2,675,387		4/22/14	138,751	-
Japanese Yen	JPHQ	Sell	496,560,000	5,072,581		4/22/14	261,306	-
Euro	DBAB	Sell	4,545,000	5,957,132		4/23/14	-	(304,674)
Euro	BZWS	Sell	4,954,399	6,471,436		4/25/14	-	(354,384)
Chilean Peso	JPHQ	Buy	1,501,938,000	3,023,529		4/28/14	-	(292,743)
Indian Rupee	HSBC	Buy	531,272,000	8,303,136		4/29/14	494,627	-
Euro	BZWS	Sell	6,575,679	8,576,001		4/30/14	-	(483,411)
Euro	DBAB	Sell	11,263,000	14,952,984		4/30/14	-	(564,221)
Indian Rupee	DBAB	Buy	233,568,494	3,728,654		4/30/14	138,374	-
Sw edish Krona	BZWS	Buy	122,773,200	14,205,258	EUR	4/30/14	-	(609,246)
Euro	BZWS	Sell	7,026,829	9,313,640		5/05/14	-	(367,265)
Indian Rupee	JPHQ	Buy	21,500,000	336,245		5/06/14	19,309	-
Euro	BZWS	Sell	1,259,000	1,652,249		5/07/14	-	(82,279)
Euro	GSCO	Sell	2,990,000	3,933,644		5/07/14	-	(185,686)
Euro	GSCO	Sell	2,045,000	2,678,152		5/08/14	-	(139,245)
Chilean Peso	MSCO	Buy	1,150,200,000	2,333,063		5/12/14	-	(244,843)
Euro	GSCO	Sell	1,259,000	1,663,328		5/12/14	-	(71,188)
Euro	UBSW	Sell	629,000	830,516		5/12/14	-	(36,053)
Indian Rupee	DBAB	Buy	39,609,000	622,201		5/12/14	32,080	-
Indian Rupee	HSBC	Buy	42,784,000	675,221		5/12/14	31,507	-
Japanese Yen	CITI	Sell	366,861,000	3,718,550		5/12/14	163,573	-
Euro	CITI	Sell	5,658,426	7,468,274		5/13/14	-	(327,293)
Euro	GSCO	Sell	4,115,000	5,502,990		5/13/14	-	(166,212)
Indian Rupee	HSBC	Buy	108,000,000	1,697,873		5/13/14	85,785	-
Japanese Yen	GSCO	Sell	490,555,000	4,954,250		5/13/14	200,622	-
Japanese Yen	UBSW	Sell	366,681,000	3,702,540		5/13/14	149,288	-
Japanese Yen	CITI	Sell	366,680,000	3,644,713		5/14/14	91,452	-

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

Euro	BZWS	Sell	8,551,980	11,291,103		5/16/14	-	(490,842)
Indian Rupee	DBAB	Buy	108,614,000	1,712,749		5/19/14	79,005	-
Indian Rupee	JPHQ	Buy	358,075,000	5,749,229		5/19/14	157,765	-
Singapore Dollar	DBAB	Buy	11,645,100	9,193,793		5/19/14	64,364	-
Euro	GSCO	Sell	4,454,000	5,771,271		5/20/14	-	(364,912)
Euro	BZWS	Sell	11,375,532	14,643,154		5/21/14	-	(1,028,659)
Indian Rupee	DBAB	Buy	98,937,000	1,563,801		5/21/14	67,696	-
Chilean Peso	MSCO	Buy	420,740,000	836,794		5/22/14	-	(73,718)
Malaysian Ringgit	HSBC	Buy	298,500	96,950		5/22/14	-	(5,778)
Euro	JPHQ	Sell	4,730,771	6,116,461		5/23/14	-	(400,998)
Indian Rupee	DBAB	Buy	130,201,000	2,059,214		5/27/14	85,391	-
Malaysian Ringgit	HSBC	Buy	1,229,300	397,484		5/28/14	-	(22,141)
Euro	BZWS	Sell	2,836,669	3,664,976		5/30/14	-	(242,992)
Euro	GSCO	Sell	463,000	596,969		5/30/14	-	(40,888)
Indian Rupee	DBAB	Buy	233,568,494	3,705,466		5/30/14	139,568	-
Indian Rupee	HSBC	Buy	148,257,000	2,353,043		5/30/14	87,582	-
Indian Rupee	JPHQ	Buy	181,822,000	2,887,140		5/30/14	106,036	-
Singapore Dollar	BZWS	Buy	21,427,761	16,941,620		5/30/14	94,082	-
Singapore Dollar	DBAB	Buy	5,960,000	4,712,580		5/30/14	25,796	-
Indian Rupee	CITI	Buy	34,827,000	551,060		6/03/14	21,865	-
Indian Rupee	DBAB	Buy	211,714,000	3,361,714		6/03/14	121,106	-
Indian Rupee	HSBC	Buy	240,033,500	3,795,476		6/03/14	153,216	-
Chilean Peso	BZWS	Buy	3,010,700,000	5,335,283		6/05/14	117,511	-
Euro	BZWS	Sell	7,895,591	10,294,504		6/05/14	-	(582,898)
Chilean Peso	MSCO	Buy	662,100,000	1,173,520		6/06/14	25,523	-
Euro	GSCO	Sell	2,033,100	2,667,793		6/09/14	-	(133,109)
Japanese Yen	CITI	Sell	1,370,500,000	13,819,704		6/09/14	537,260	-
Japanese Yen	HSBC	Sell	2,052,400,000	20,729,219		6/09/14	838,021	-
Japanese Yen	JPHQ	Sell	1,375,900,000	13,819,113		6/09/14	484,335	-
Mexican Peso	CITI	Buy	78,317,430	5,917,359		6/09/14	50,199	-
Japanese Yen	BZWS	Sell	1,689,110,000	17,356,925		6/10/14	986,533	-
Japanese Yen	HSBC	Sell	1,798,900,000	18,596,742		6/10/14	1,162,295	-
Japanese Yen	JPHQ	Sell	1,219,900,000	12,397,806		6/10/14	574,869	-
Mexican Peso	CITI	Buy	78,230,000	5,901,657		6/10/14	58,766	-
Sw edish Krona	DBAB	Buy	41,300,000	4,737,325	EUR	6/10/14	-	(152,069)
Euro	GSCO	Sell	8,105,300	10,738,712		6/11/14	-	(427,548)
Japanese Yen	DBAB	Sell	595,700,000	6,199,009		6/11/14	425,619	-
Japanese Yen	JPHQ	Sell	1,666,680,000	17,356,983		6/11/14	1,203,895	-
Polish Zloty	CITI	Buy	5,990,000	1,365,927	EUR	6/11/14	89,930	-
Sw edish Krona	MSCO	Buy	13,064,000	1,488,181	EUR	6/11/14	-	(33,904)
Mexican Peso	CITI	Buy	159,085,880	12,019,635		6/12/14	99,355	-
Polish Zloty	DBAB	Buy	30,704,000	7,052,392	EUR	6/12/14	390,345	-
Sw edish Krona	MSCO	Buy	42,305,800	4,810,926	EUR	6/12/14	-	(98,418)
Euro	DBAB	Sell	8,383,000	11,130,528		6/13/14	-	(418,288)
Mexican Peso	CITI	Buy	99,058,800	7,396,698		6/13/14	148,895	-
Sw edish Krona	BZWS	Buy	24,372,000	2,756,016	EUR	6/13/14	-	(35,376)
Sw edish Krona	MSCO	Buy	28,654,000	3,185,687	EUR	6/13/14	45,006	(11,457)
Japanese Yen	CITI	Sell	310,702,000	3,270,547		6/16/14	259,217	-
Sw edish Krona	MSCO	Buy	21,328,100	2,430,774	EUR	6/16/14	-	(57,230)
Japanese Yen	JPHQ	Sell	702,800,000	7,438,218		6/17/14	626,631	-
Singapore Dollar	JPHQ	Buy	5,686,000	4,492,766		6/19/14	27,843	-

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

Euro	BZWS	Sell	1,124,367	1,509,688		6/20/14	-	(39,286)
Japanese Yen	DBAB	Sell	1,455,820,000	14,169,116		6/20/14	58,992	-
Malaysian Ringgit	HSBC	Buy	36,880,000	11,242,874		6/20/14	3,257	-
Mexican Peso	CITI	Buy	61,535,000	4,622,938		6/20/14	61,758	-
Singapore Dollar	HSBC	Buy	6,864,000	5,451,946		6/20/14	5,227	-
Singapore Dollar	DBAB	Buy	8,589,700	6,844,928		6/23/14	-	(15,733)
Philippine Peso	JPHQ	Buy	392,700,000	8,866,561		6/25/14	-	(113,668)
Indian Rupee	DBAB	Buy	130,201,000	2,107,221		6/26/14	26,065	-
South Korean Won	DBAB	Buy	21,440,000,000	18,351,451		6/27/14	1,691,589	-
Indian Rupee	DBAB	Buy	258,518,494	4,222,951		6/30/14	9,652	-
Indian Rupee	JPHQ	Buy	79,054,000	1,291,363		6/30/14	2,952	-
Sw edish Krona	UBSW	Buy	302,991,000	34,200,332	EUR	6/30/14	-	(365,509)
Sw edish Krona	DBAB	Buy	136,332,733	15,345,873	EUR	7/09/14	-	(108,155)
Mexican Peso	CITI	Buy	105,786,172	7,970,207		7/10/14	70,625	-
Malaysian Ringgit	DBAB	Buy	18,006,622	5,550,404		7/14/14	-	(67,128)
Malaysian Ringgit	DBAB	Buy	13,610,000	4,232,360		7/15/14	-	(88,164)
Euro	BZWS	Sell	2,243,000	2,932,498		7/16/14	-	(157,517)
Euro	MSCO	Sell	9,679,000	12,627,320		7/16/14	-	(706,723)
Euro	UBSW	Sell	17,930,000	23,415,056		7/16/14	-	(1,285,781)
Euro	BZWS	Sell	3,518,000	4,627,050		7/18/14	-	(219,437)
Malaysian Ringgit	DBAB	Buy	2,637,000	815,651		7/18/14	-	(12,837)
Malaysian Ringgit	DBAB	Buy	11,455,000	2,704,841	EUR	7/18/14	-	(238,871)
Euro	DBAB	Sell	1,935,000	2,538,372		7/22/14	-	(127,331)
Euro	MSCO	Sell	12,182,000	15,957,689		7/22/14	-	(824,531)
Malaysian Ringgit	DBAB	Buy	4,160,000	1,280,867		7/22/14	-	(14,687)
Malaysian Ringgit	DBAB	Buy	12,933,000	3,029,870	EUR	7/22/14	-	(237,602)
Euro	DBAB	Sell	1,759,000	2,311,361		7/23/14	-	(111,880)
Japanese Yen	CITI	Sell	913,412,000	9,181,286		7/24/14	326,514	-
Japanese Yen	JPHQ	Sell	1,407,000,000	14,122,252		7/24/14	482,555	-
Singapore Dollar	JPHQ	Buy	5,740,000	4,493,010		7/24/14	70,780	-
Euro	DBAB	Sell	4,715,000	6,236,219		7/25/14	-	(259,275)
Euro	GSCO	Sell	4,711,000	6,236,704		7/25/14	-	(253,280)
Japanese Yen	JPHQ	Sell	490,100,000	4,944,262		7/25/14	193,120	-
Malaysian Ringgit	DBAB	Buy	5,058,000	1,570,466		7/25/14	-	(31,235)
Malaysian Ringgit	DBAB	Buy	16,628,000	3,903,470	EUR	7/25/14	-	(317,341)
Chilean Peso	DBAB	Buy	1,967,720,000	3,551,200		7/28/14	-	(4,640)
Euro	CITI	Sell	1,935,410	2,563,112		7/28/14	-	(103,153)
Japanese Yen	BZWS	Sell	1,079,470,000	10,875,395		7/29/14	410,503	-
Chilean Peso	DBAB	Buy	635,690,000	1,131,725		7/30/14	13,817	-
Chilean Peso	JPHQ	Buy	675,370,000	1,209,907		7/30/14	7,141	-
Malaysian Ringgit	JPHQ	Buy	5,318,000	1,632,139		7/30/14	-	(14,264)
Malaysian Ringgit	JPHQ	Buy	16,628,000	3,857,826	EUR	7/30/14	-	(255,952)
Chilean Peso	MSCO	Buy	1,963,430,000	3,690,311		7/31/14	-	(152,440)
Euro	JPHQ	Sell	11,263,000	14,973,201		7/31/14	-	(542,952)
Malaysian Ringgit	HSBC	Buy	3,005,000	916,354		7/31/14	-	(2,208)
Malaysian Ringgit	JPHQ	Buy	11,703,000	3,466,939		7/31/14	93,210	-
Chilean Peso	DBAB	Buy	1,271,380,000	2,278,949		8/01/14	11,723	-
Euro	GSCO	Sell	11,263,000	14,951,745		8/01/14	-	(564,405)
Euro	BZWS	Sell	282,898	375,646		8/04/14	-	(14,080)
Euro	HSBC	Sell	11,263,000	14,928,318		8/04/14	-	(587,822)
Euro	BZWS	Sell	7,003,000	9,287,659		8/05/14	-	(359,816)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

Euro	JPHQ	Sell	5,724,900	7,572,342		8/06/14	-	(314,394)
Malaysian Ringgit	HSBC	Buy	21,208,085	6,274,923		8/06/14	174,462	-
Malaysian Ringgit	JPHQ	Buy	1,100,000	331,655		8/06/14	2,855	-
Malaysian Ringgit	HSBC	Buy	1,320,000	393,619		8/07/14	7,770	-
Singapore Dollar	DBAB	Buy	6,207,000	4,893,490		8/07/14	41,733	-
Singapore Dollar	HSBC	Buy	6,206,000	4,894,322		8/07/14	40,106	-
Euro	CITI	Sell	1,210,637	1,611,721		8/08/14	-	(56,076)
Euro	CITI	Sell	351,512	468,384		8/11/14	-	(15,865)
Euro	DBAB	Sell	4,845,000	6,460,081		8/11/14	-	(214,481)
Euro	JPHQ	Sell	6,343,900	8,447,664		8/11/14	-	(291,810)
Malaysian Ringgit	HSBC	Buy	2,230,000	666,250		8/11/14	11,693	-
Chilean Peso	DBAB	Buy	1,145,000,000	2,028,523		8/12/14	32,405	-
Euro	GSCO	Sell	30,376,000	40,668,604		8/12/14	-	(1,177,926)
Malaysian Ringgit	HSBC	Buy	6,100,000	1,853,146		8/12/14	1,208	-
Singapore Dollar	BZWS	Buy	1,717,028	1,351,778		8/12/14	13,454	-
Singapore Dollar	DBAB	Buy	12,363,000	9,768,489		8/12/14	61,497	-
South Korean Won	HSBC	Buy	11,980,000,000	1,018,568,902	JPY	8/12/14	1,299,487	-
Euro	MSCO	Sell	1,962,500	2,604,218		8/15/14	-	(99,356)
Chilean Peso	DBAB	Buy	2,188,820,000	3,887,089		8/18/14	50,523	-
Singapore Dollar	BZWS	Buy	4,886,000	3,847,244		8/18/14	37,723	-
Euro	BZWS	Sell	7,066,000	9,363,510		8/19/14	-	(370,725)
Japanese Yen	DBAB	Sell	838,612,000	8,543,578		8/19/14	412,613	-
Polish Zloty	DBAB	Buy	59,155,000	13,693,287	EUR	8/19/14	522,391	-
Singapore Dollar	DBAB	Buy	3,667,000	2,892,412		8/19/14	23,306	-
Singapore Dollar	HSBC	Buy	3,667,000	2,892,868		8/19/14	22,850	-
Chilean Peso	JPHQ	Buy	1,055,800,000	1,893,302		8/20/14	5,704	-
Chilean Peso	MSCO	Buy	981,300,000	1,843,960		8/20/14	-	(78,952)
Euro	DBAB	Sell	3,964,000	5,294,081		8/20/14	-	(166,788)
Euro	JPHQ	Sell	7,851,000	10,489,250		8/20/14	-	(326,412)
Japanese Yen	HSBC	Sell	1,621,372,000	16,715,175		8/20/14	994,674	-
Japanese Yen	JPHQ	Sell	1,135,828,000	11,683,964		8/20/14	671,201	-
Japanese Yen	BZWS	Sell	376,247,000	3,880,435		8/22/14	232,374	-
Euro	BZWS	Sell	2,680,925	3,594,021		8/25/14	-	(99,259)
Japanese Yen	CITI	Sell	751,731,000	7,738,515		8/25/14	449,654	-
Japanese Yen	DBAB	Sell	371,821,000	3,825,870		8/25/14	220,655	-
Japanese Yen	HSBC	Sell	746,218,000	7,662,084		8/25/14	426,677	-
Japanese Yen	BZWS	Sell	1,085,075,000	11,038,403		8/26/14	517,338	-
Japanese Yen	JPHQ	Sell	750,133,000	7,630,942		8/26/14	357,529	-
Malaysian Ringgit	HSBC	Buy	1,223,000	363,124		8/26/14	8,352	-
Sw edish Krona	UBSW	Buy	30,000,000	3,417,246	EUR	8/26/14	-	(82,527)
Chilean Peso	DBAB	Buy	1,435,490,000	2,547,001		8/27/14	33,307	-
Euro	CITI	Sell	6,136,805	8,203,374		8/27/14	-	(250,773)
Euro	HSBC	Sell	18,537,726	24,780,677		8/27/14	-	(757,150)
Euro	JPHQ	Sell	14,996,625	20,054,025		8/27/14	-	(605,532)
Japanese Yen	DBAB	Sell	685,950,000	6,949,848		8/27/14	298,723	-
Japanese Yen	HSBC	Sell	1,247,125,000	12,637,176		8/27/14	544,772	-
Japanese Yen	JPHQ	Sell	751,903,000	7,628,692		8/27/14	338,072	-
Malaysian Ringgit	JPHQ	Buy	8,340,000	2,483,399		8/27/14	49,652	-
Singapore Dollar	DBAB	Buy	15,499,000	12,204,702		8/27/14	119,103	-
Chilean Peso	JPHQ	Buy	593,800,000	1,052,650		8/28/14	14,616	-
Euro	DBAB	Sell	1,058,312	1,413,270		8/29/14	-	(44,675)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

Japanese Yen	JPHQ	Sell	372,662,000	3,835,372		8/29/14	221,913	-
Euro	DBAB	Sell	1,732,000	2,293,688		9/03/14	-	(92,336)
Chilean Peso	DBAB	Buy	2,582,200,000	4,533,263		9/05/14	104,517	-
Euro	DBAB	Sell	8,105,300	10,696,483		9/05/14	-	(469,468)
Chilean Peso	DBAB	Buy	1,320,220,000	2,316,988		9/08/14	53,564	-
Mexican Peso	HSBC	Buy	135,500,950	10,157,493		9/10/14	91,815	-
Singapore Dollar	HSBC	Buy	10,521,600	8,293,867		9/15/14	72,525	-
Chilean Peso	DBAB	Buy	2,600,220,000	4,463,897		9/17/14	201,221	-
Japanese Yen	BZWS	Sell	285,057,504	2,895,749		9/18/14	131,388	-
Euro	BZWS	Sell	678,250	906,142		9/19/14	-	(28,220)
Singapore Dollar	HSBC	Buy	9,120,000	7,203,791		9/19/14	48,153	-
Euro	DBAB	Sell	8,070,000	10,949,537		9/23/14	-	(167,741)
Hungarian Forint	JPHQ	Buy	1,156,013,000	3,813,337	EUR	9/23/14	-	(120,820)
Euro	BZWS	Sell	1,647,381	2,230,159		9/24/14	-	(39,283)
Hungarian Forint	JPHQ	Buy	925,405,000	3,021,829	EUR	9/25/14	-	(54,732)
Euro	CITI	Sell	1,532,964	2,110,324		9/26/14	-	(1,494)
Euro	DBAB	Sell	3,753,000	5,064,392		9/26/14	-	(105,759)
Malaysian Ringgit	DBAB	Buy	11,080,500	3,390,087		9/26/14	-	(30,635)
Malaysian Ringgit	HSBC	Buy	11,490,000	3,513,224		9/26/14	-	(29,617)
South Korean Won	HSBC	Buy	9,530,000,000	8,719,122		9/26/14	151,367	-
Euro	BZWS	Sell	6,085,000	8,220,531		9/29/14	-	(162,204)
Japanese Yen	JPHQ	Sell	285,510,329	2,905,810		9/29/14	136,853	-
Chilean Peso	DBAB	Buy	1,252,750,000	2,393,028		9/30/14	-	(147,973)
Euro	DBAB	Sell	14,880,000	20,093,506		9/30/14	-	(405,291)
Euro	GSCO	Sell	4,020,000	5,424,226		9/30/14	-	(113,755)
Euro	HSBC	Sell	5,430,000	7,340,763		9/30/14	-	(139,645)
Japanese Yen	JPHQ	Sell	172,207,000	1,746,477		9/30/14	76,352	-
Sw edish Krona	DBAB	Buy	445,104,500	69,296,379		10/03/14	-	(711,472)
Euro	JPHQ	Sell	6,370,000	8,687,183		10/07/14	-	(88,215)
Mexican Peso	HSBC	Buy	377,048,070	27,679,754		10/07/14	780,117	-
Euro	DBAB	Sell	12,680,000	17,224,258		10/09/14	-	(243,904)
Mexican Peso	DBAB	Buy	259,112,000	19,136,780		10/14/14	410,590	-
Japanese Yen	JPHQ	Sell	652,895,000	6,282,004		10/17/14	-	(50,974)
Chilean Peso	CITI	Buy	921,291,798	1,770,693		10/20/14	-	(122,189)
Euro	HSBC	Sell	12,569,000	17,069,079		10/20/14	-	(246,291)
Japanese Yen	JPHQ	Sell	1,233,160,000	12,562,755		10/20/14	600,975	-
Malaysian Ringgit	JPHQ	Buy	8,104,000	2,505,023		10/20/14	-	(49,233)
Japanese Yen	BZWS	Sell	735,200,000	7,538,966		10/22/14	407,322	-
Malaysian Ringgit	HSBC	Buy	14,613,000	4,556,311		10/22/14	-	(128,241)
Chilean Peso	CITI	Buy	2,420,966,000	4,646,768		10/24/14	-	(316,171)
Malaysian Ringgit	DBAB	Buy	10,811,000	3,356,932		10/24/14	-	(81,080)
Malaysian Ringgit	HSBC	Buy	7,209,825	2,226,629		10/24/14	-	(41,973)
Chilean Peso	BZWS	Buy	199,342,000	381,370		10/27/14	-	(24,871)
Euro	BZWS	Sell	649,907	894,805		10/27/14	-	(527)
Chilean Peso	DBAB	Buy	398,486,000	758,732		10/29/14	-	(46,199)
Euro	DBAB	Sell	3,319,244	4,583,909		10/31/14	11,203	-
Malaysian Ringgit	JPHQ	Buy	7,468,000	2,335,210		10/31/14	-	(72,627)
Euro	DBAB	Sell	224,556	309,000		11/03/14	-	(357)
Euro	BZWS	Sell	1,581,109	2,138,292		11/05/14	-	(39,906)
Japanese Yen	CITI	Sell	341,992,119	3,478,711		11/10/14	160,726	-
Euro	JPHQ	Sell	8,969,211	11,959,905		11/12/14	-	(396,490)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

Japanese Yen	HSBC	Sell	413,563,000	4,194,351	11/12/14	181,918	-
Japanese Yen	JPHQ	Sell	335,950,000	3,397,209	11/13/14	137,756	-
Japanese Yen	MSCO	Sell	300,000,000	3,019,202	11/14/14	108,517	-
Euro	DBAB	Sell	10,778,730	14,488,984	11/17/14	-	(360,335)
Euro	MSCO	Sell	1,962,500	2,641,103	11/17/14	-	(62,535)
Japanese Yen	CITI	Sell	429,663,000	4,339,154	11/17/14	170,329	-
Japanese Yen	SCNY	Sell	340,600,700	3,436,315	11/17/14	131,622	-
Euro	DBAB	Sell	3,953,398	5,324,831	11/19/14	-	(121,575)
Japanese Yen	CITI	Sell	986,239,000	9,872,460	11/19/14	303,259	-
Japanese Yen	DBAB	Sell	796,770,000	7,970,888	11/19/14	240,052	-
Malaysian Ringgit	DBAB	Buy	7,197,960	2,208,844	11/19/14	-	(28,871)
Euro	DBAB	Sell	3,887,000	5,260,471	11/20/14	-	(94,465)
Euro	JPHQ	Sell	15,309,581	20,722,858	11/20/14	-	(368,430)
Japanese Yen	CITI	Sell	1,107,834,000	11,116,135	11/20/14	367,035	-
Japanese Yen	HSBC	Sell	207,909,000	2,085,116	11/20/14	67,815	-
Japanese Yen	JPHQ	Sell	715,709,000	7,176,440	11/20/14	232,053	-
Malaysian Ringgit	HSBC	Buy	4,326,000	1,328,624	11/20/14	-	(18,477)
Chilean Peso	DBAB	Buy	2,094,920,000	3,681,111	11/28/14	56,185	-
Euro	DBAB	Sell	837,570	1,134,907	11/28/14	-	(18,979)
Chilean Peso	DBAB	Buy	790,050,000	1,385,810	12/01/14	23,299	-
Euro	DBAB	Sell	5,440,000	7,369,350	12/04/14	-	(125,149)
Euro	HSBC	Sell	2,155,292	2,941,973	12/09/14	-	(27,307)
Euro	SCNY	Sell	2,400,751	3,279,738	12/09/14	-	(27,704)
Euro	JPHQ	Sell	5,095,000	7,027,712	12/15/14	8,457	-
Mexican Peso	CITI	Buy	95,083,400	7,164,750	12/16/14	-	(26,485)
Malaysian Ringgit	JPHQ	Buy	13,361,013	4,058,384	12/17/14	-	(14,041)
Mexican Peso	CITI	Buy	45,585,080	3,424,103	12/18/14	-	(2,388)
Malaysian Ringgit	JPHQ	Buy	14,772,000	4,472,704	12/19/14	-	(1,431)
Japanese Yen	DBAB	Sell	1,453,310,000	14,169,165	12/22/14	63,920	-
Japanese Yen	HSBC	Sell	1,455,540,000	14,169,149	12/22/14	42,261	-
Japanese Yen	BZWS	Sell	696,650,000	6,718,260	12/26/14	-	(43,389)
Japanese Yen	CITI	Sell	1,086,780,000	10,480,503	12/26/14	-	(67,727)
Euro	DBAB	Sell	2,285,618	3,117,423	1/07/15	-	(31,533)
Japanese Yen	DBAB	Sell	770,370,000	7,397,446	1/07/15	-	(80,620)
Japanese Yen	GSCO	Sell	329,010,000	3,172,373	1/08/15	-	(21,394)
Malaysian Ringgit	DBAB	Buy	8,862,500	2,641,344	1/08/15	37,827	-
Malaysian Ringgit	JPHQ	Buy	5,661,200	1,689,507	1/08/15	21,897	-
Malaysian Ringgit	JPHQ	Buy	3,044,000	909,091	1/09/15	11,043	-
Chilean Peso	MSCO	Buy	2,254,600,000	4,087,753	1/12/15	-	(79,682)
Euro	CITI	Sell	5,040,000	6,851,628	1/12/15	-	(92,200)
Malaysian Ringgit	JPHQ	Buy	912,000	272,646	1/12/15	2,960	-
Mexican Peso	CITI	Buy	109,357,558	8,148,849	1/12/15	42,552	-
Euro	SCNY	Sell	15,572,000	21,162,504	1/13/15	-	(291,775)
Japanese Yen	CITI	Sell	138,680,000	1,325,939	1/13/15	-	(20,323)
Euro	DBAB	Sell	9,460,000	12,915,265	1/14/15	-	(118,256)
Euro	JPHQ	Sell	937,000	1,280,879	1/14/15	-	(10,073)
Japanese Yen	SCNY	Sell	415,980,000	3,981,432	1/14/15	-	(56,813)
Japanese Yen	BZWS	Sell	1,089,820,000	10,508,959	1/15/15	-	(70,886)
Japanese Yen	HSBC	Sell	536,380,000	5,157,500	1/15/15	-	(49,614)
Japanese Yen	JPHQ	Sell	708,450,000	6,830,771	1/15/15	-	(46,778)
Malaysian Ringgit	JPHQ	Buy	1,700,000	509,975	1/15/15	3,631	-

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

Euro	DBAB	Sell	4,856,000	6,643,979		1/16/15	-	(46,411)
Japanese Yen	DBAB	Sell	858,140,000	8,301,876		1/16/15	-	(28,929)
Japanese Yen	SCNY	Sell	707,660,000	6,849,041		1/16/15	-	(20,908)
Malaysian Ringgit	JPHQ	Buy	1,856,000	559,221		1/16/15	1,466	-
Japanese Yen	JPHQ	Sell	652,895,000	6,288,781		1/20/15	-	(49,762)
Euro	BZWS	Sell	2,638,000	3,595,594		1/21/15	-	(38,976)
Euro	JPHQ	Sell	300,000	407,663		1/22/15	-	(5,671)
Chilean Peso	DBAB	Buy	2,227,910,000	4,025,131		1/23/15	-	(67,990)
Chilean Peso	DBAB	Buy	3,160,140,000	5,597,626		1/26/15	13,966	-
Japanese Yen	GSCO	Sell	944,420,000	9,135,865		1/27/15	-	(33,550)
Japanese Yen	DBAB	Sell	897,860,782	8,793,935		1/28/15	76,480	-
Japanese Yen	HSBC	Sell	1,162,462,488	11,359,272		1/28/15	72,762	-
Euro	CITI	Sell	4,998,400	6,833,688		1/29/15	-	(53,120)
Euro	DBAB	Sell	71,313,000	97,501,346		1/30/15	-	(754,121)
Chilean Peso	DBAB	Buy	1,186,400,000	2,093,155		2/04/15	12,071	-
Malaysian Ringgit	JPHQ	Buy	9,715,000	2,870,948		2/04/15	59,081	-
Japanese Yen	JPHQ	Sell	1,719,500,000	17,030,047		2/06/15	333,684	-
Japanese Yen	SCNY	Sell	1,720,000,000	17,030,125		2/06/15	328,907	-
Euro	DBAB	Sell	1,738,000	2,350,993		2/09/15	-	(43,694)
Japanese Yen	BZWS	Sell	1,720,220,000	17,030,111		2/09/15	326,258	-
Japanese Yen	JPHQ	Sell	1,723,960,000	17,030,113		2/09/15	289,943	-
Chilean Peso	BZWS	Buy	1,142,900,000	1,966,110		2/10/15	60,955	-
Euro	BZWS	Sell	4,929,000	6,705,658		2/10/15	-	(85,734)
Euro	CITI	Sell	6,572,000	8,937,066		2/10/15	-	(118,124)
Euro	HSBC	Sell	1,800,000	2,448,198		2/10/15	-	(31,921)
Japanese Yen	CITI	Sell	366,860,000	3,613,387		2/10/15	51,031	-
Polish Zloty	DBAB	Buy	17,528,000	4,100,597	EUR	2/10/15	31,220	-
South Korean Won	HSBC	Buy	21,363,430,000	19,556,417		2/10/15	229,831	-
Euro	BZWS	Sell	1,412,000	1,919,896		2/11/15	-	(25,624)
Polish Zloty	BZWS	Buy	17,528,000	4,098,200	EUR	2/11/15	34,153	-
Chilean Peso	MSCO	Buy	2,590,220,000	4,500,035		2/12/15	93,287	-
Japanese Yen	GSCO	Sell	394,373,000	3,862,539		2/12/15	32,945	-
Japanese Yen	HSBC	Sell	1,035,240,000	10,157,129		2/12/15	104,337	-
Japanese Yen	JPHQ	Sell	1,034,700,000	10,163,748		2/12/15	116,199	-
Euro	SCNY	Sell	657,000	898,921		2/13/15	-	(6,330)
Japanese Yen	CITI	Sell	1,371,360,000	13,455,259		2/13/15	138,411	-
Japanese Yen	JPHQ	Sell	686,710,000	6,722,960		2/13/15	54,534	-
Malaysian Ringgit	DBAB	Buy	97,443,480	28,620,284		2/13/15	745,671	-
Chilean Peso	CITI	Buy	2,285,090,000	3,997,009		2/17/15	53,600	-
Chilean Peso	DBAB	Buy	964,250,000	1,678,124		2/17/15	31,130	-
Japanese Yen	CITI	Sell	684,870,000	6,711,780		2/17/15	60,956	-
Polish Zloty	DBAB	Buy	17,528,000	4,116,487	EUR	2/17/15	6,740	-
Japanese Yen	GSCO	Sell	810,877,280	7,987,562		2/18/15	112,994	-
Japanese Yen	JPHQ	Sell	831,970,000	8,193,278		2/18/15	113,875	-
Singapore Dollar	HSBC	Buy	3,667,000	2,901,108		2/18/15	15,541	-
Euro	JPHQ	Sell	3,942,000	5,406,118		2/19/15	-	(25,465)
Malaysian Ringgit	HSBC	Buy	4,899,000	1,458,904		2/19/15	16,713	-
Euro	BZWS	Sell	6,280,000	8,629,160		2/20/15	-	(23,916)
Chilean Peso	MSCO	Buy	1,273,240,000	2,229,062		2/23/15	26,836	-
Euro	DBAB	Sell	11,070,000	15,216,822		2/23/15	-	(36,405)
Euro	GSCO	Sell	2,038,000	2,804,594		2/23/15	-	(3,543)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

Hungarian Forint	DBAB	Buy	18,260,690,000	57,055,741	EUR	2/23/15	1,774,873	-
Chilean Peso	JPHQ	Buy	1,792,000,000	3,139,453		2/24/15	35,319	-
Japanese Yen	HSBC	Sell	385,460,000	3,778,205		2/24/15	34,713	-
Chilean Peso	MSCO	Buy	1,559,200,000	2,719,456		2/25/15	42,659	-
Euro	DBAB	Sell	1,530,900	2,104,222		2/25/15	-	(5,198)
Japanese Yen	BZWS	Sell	343,460,000	3,353,283		2/25/15	17,651	-
Japanese Yen	JPHQ	Sell	385,700,000	3,764,359		2/25/15	18,499	-
Chilean Peso	DBAB	Buy	1,455,470,000	2,533,896		2/26/15	44,256	-
Euro	BZWS	Sell	13,673,773	18,783,180		2/26/15	-	(57,898)
Euro	SCNY	Sell	13,581,483	18,651,450		2/26/15	-	(62,462)
Japanese Yen	BZWS	Sell	1,576,550,000	15,416,019		2/26/15	104,651	-
Japanese Yen	SCNY	Sell	937,086,000	9,171,113		2/26/15	70,185	-
Euro	BOFA	Sell	2,694,506	3,684,198		2/27/15	-	(28,568)
Euro	DBAB	Sell	2,579,651	3,535,928		2/27/15	-	(18,580)
Japanese Yen	DBAB	Sell	229,660,000	2,253,115		2/27/15	22,647	-
Malaysian Ringgit	HSBC	Buy	2,087,700	625,397		2/27/15	3,001	-
Chilean Peso	DBAB	Buy	1,253,970,000	2,164,256		3/03/15	56,083	-
Japanese Yen	JPHQ	Sell	848,300,000	8,330,768		3/03/15	91,714	-
Japanese Yen	HSBC	Sell	400,800,000	3,927,487		3/04/15	34,706	-
Euro	DBAB	Sell	1,536,000	2,117,606		3/05/15	1,116	-
Euro	BZWS	Sell	7,226,276	9,927,286		3/09/15	-	(30,068)
Euro	GSCO	Sell	21,480,000	29,508,580		3/09/15	-	(89,507)
Euro	HSBC	Sell	1,844,000	2,535,057		3/09/15	-	(5,858)
Japanese Yen	BZWS	Sell	1,712,605,900	16,747,810		3/09/15	113,251	-
Euro	CITI	Sell	31,404,613	43,464,770		3/10/15	191,084	-
Euro	MSCO	Sell	5,225,000	7,236,494		3/10/15	36,756	-
Singapore Dollar	CITI	Buy	21,075,381	16,688,084		3/11/15	75,495	-
Chilean Peso	DBAB	Buy	1,284,460,000	2,183,008		3/13/15	89,508	-
Euro	JPHQ	Sell	541,000	749,734		3/16/15	4,257	-
Euro	BZWS	Sell	1,161,439	1,619,627		3/17/15	19,205	-
Euro	CITI	Sell	861,168	1,201,588		3/17/15	14,929	-
Japanese Yen	CITI	Sell	286,112,008	2,796,192		3/17/15	16,962	-
Mexican Peso	CITI	Buy	25,894,900	1,896,854		3/17/15	32,035	-
Hungarian Forint	DBAB	Buy	2,348,675,000	7,360,310	EUR	3/19/15	183,932	-
Hungarian Forint	JPHQ	Buy	703,907,450	2,206,261	EUR	3/19/15	54,649	-
Japanese Yen	CITI	Sell	1,866,452,000	18,386,154		3/19/15	255,479	-
Japanese Yen	MSCO	Sell	575,230,000	5,697,039		3/19/15	109,267	-
Chilean Peso	JPHQ	Buy	1,065,000,000	1,806,616		3/20/15	76,573	-
Hungarian Forint	JPHQ	Buy	2,348,992,000	7,387,464	EUR	3/20/15	147,314	-
Euro	BZWS	Sell	744,197	1,036,294		3/23/15	10,802	-
Japanese Yen	DBAB	Sell	725,287,000	7,102,579		3/24/15	56,806	-
Mexican Peso	CITI	Buy	75,637,200	5,533,080		3/24/15	97,653	-
Japanese Yen	BZWS	Sell	983,714,840	9,632,663		3/25/15	76,307	-
Euro	DBAB	Sell	2,736,000	3,767,882		3/26/15	-	(2,314)
Malaysian Ringgit	DBAB	Buy	8,012,500	2,379,008		3/26/15	27,148	-
Malaysian Ringgit	HSBC	Buy	7,634,000	2,265,685		3/26/15	26,807	-
Euro	BZWS	Sell	6,085,000	8,403,385		3/27/15	18,260	-
Malaysian Ringgit	HSBC	Buy	7,790,000	2,319,971		3/31/15	18,361	-
Unrealized appreciation (depreciation)							38,235,658	(35,406,219)
Net unrealized appreciation (depreciation)							$2,829,439

a May be comprised of multiple contracts using the same currency and settlement date.
*In U.S. dollars unless otherw ise indicated.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

At March 31, 2014, the Fund had the follow ing interest rate sw ap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

	Counterparty / Expiration		Notional	Unrealized		Unrealized
Description	Exchange	Date	Amount	Appreciation		Depreciation
Centrally Cleared Sw aps
Receive Floating rate 3-month USD BBA LIBOR	DBAB	10/4/23	$13,090,000		$-	$(152,908)
Pay Fixed rate 2.775%
Receive Floating rate 3-month USD BBA LIBOR	DBAB	10/4/23	13,090,000		-	(176,883)
Pay Fixed rate 2.795%
Receive Floating rate 3-month USD BBA LIBOR	HSBC	10/7/23	13,090,000		-	(135,333)
Pay Fixed rate 2.765%
Receive Floating rate 3-month USD BBA LIBOR	DBAB	10/4/43	6,370,000		-	(243,812)
Pay Fixed rate 3.668%
Receive Floating rate 3-month USD BBA LIBOR	DBAB	10/4/43	6,370,000		-	(267,301)
Pay Fixed rate 3.687%
Receive Floating rate 3-month USD BBA LIBOR	HSBC	10/7/43	6,370,000		-	(250,712)
Pay Fixed rate 3.675%
Centrally Cleared Sw aps unrealized appreciation (depreciation)					-	(1,226,949)
OTC Swaps
Receive Floating rate 3-month USD BBA LIBOR	JPHQ	3/4/21	$3,240,000		$-	$(264,741)
Pay Fixed rate 3.558%
Receive Floating rate 3-month USD BBA LIBOR	DBAB	3/28/21	14,630,000		-	(1,126,753)
Pay Fixed rate 3.523%
Receive Floating rate 3-month USD BBA LIBOR	CITI	2/25/41	7,460,000		-	(1,130,169)
Pay Fixed rate 4.347%
Receive Floating rate 3-month USD BBA LIBOR	JPHQ	2/25/41	7,460,000		-	(1,133,825)
Pay Fixed rate 4.349%
Receive Floating rate 3-month USD BBA LIBOR	JPHQ	2/28/41	5,600,000		-	(826,684)
Pay Fixed rate 4.320%
Receive Floating rate 3-month USD BBA LIBOR	JPHQ	3/1/41	1,870,000		-	(265,354)
Pay Fixed rate 4.299%
OTC Swaps unrealized appreciation (depreciation)					-	(4,747,526)
Net unrealized appreciation (depreciation)						$(5,974,475)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

ABBREVIATIONS

Counterparty

BOFA	-	Bank of America N.A.
BZWS	-	Barclays Bank PLC
CITI	-	Citigroup, Inc.
DBAB	-	Deutsche Bank AG
GSCO	-	Goldman Sachs Bank
HSBC	-	HSBC Bank USA, N.A.
JPHQ	-	JPMorgan Chase & Co.
MSCO	-	Morgan Stanley
SCNY	-	Standard Chartered Bank
UBSW	-	UBS AG

Currency

BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
Selected Portfolio

BHAC	-	Berkshire Hathaway Assurance Corp.
FHLB	-	Federal Home Loan Bank
FRN	-	Floating Rate Note

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited)

Templeton Growth Securities Fund	Country	Shares	Value
Common Stocks 95.6%
Aerospace & Defense 0.6%
BAE Systems PLC	United Kingdom	1,730,147	$11,948,686

Air Freight & Logistics 1.9%
FedEx Corp.	United States	100,270	13,291,791
TNT Express NV	Netherlands	646,272	6,347,901
[a]TNT Express NV, 144A	Netherlands	441,000	4,331,651
United Parcel Service Inc., B	United States	160,030	15,583,721
			39,555,064
Airlines 2.9%
[b]Deutsche Lufthansa AG	Germany	1,609,064	42,155,656
[b]International Consolidated Airlines Group SA	United Kingdom	2,687,417	18,694,164
			60,849,820
Auto Components 1.4%
Cie Generale des Etablissements Michelin, B	France	237,229	29,671,819

Automobiles 2.3%
Mazda Motor Corp.	Japan	2,351,180	10,432,479
Nissan Motor Co. Ltd.	Japan	2,342,720	20,880,667
Toyota Motor Corp.	Japan	312,490	17,637,732
			48,950,878
Banks 13.2%
Bangkok Bank PCL	Thailand	394,400	2,171,176
BNP Paribas SA	France	438,477	33,825,443
Citigroup Inc.	United States	770,990	36,699,124
[b]Commerzbank AG	Germany	875,260	16,081,121
[b]Credit Agricole SA	France	2,131,406	33,609,975
DBS Group Holdings Ltd.	Singapore	932,690	11,989,981
HSBC Holdings PLC	United Kingdom	1,913,864	19,381,807
ICICI Bank Ltd., ADR	India	261,909	11,471,614
Intesa Sanpaolo SpA	Italy	4,286,394	14,528,253
JPMorgan Chase & Co.	United States	440,760	26,758,540
KB Financial Group Inc.	South Korea	657,984	23,016,155
SunTrust Banks Inc.	United States	478,520	19,040,311
UniCredit SpA	Italy	3,118,881	28,490,400
			277,063,900
Biotechnology 1.6%
Amgen Inc.	United States	272,230	33,576,848

Capital Markets 2.9%
Credit Suisse Group AG	Switzerland	1,026,980	33,214,206
Morgan Stanley	United States	904,750	28,201,058
			61,415,264
Chemicals 1.5%
Akzo Nobel NV	Netherlands	397,282	32,421,032

Commercial Services & Supplies 0.7%
Serco Group PLC	United Kingdom	2,156,150	15,135,169

Communications Equipment 3.2%
[b]Brocade Communications Systems Inc.	United States	1,473,290	15,631,607
Cisco Systems Inc.	United States	1,040,800	23,324,328
Ericsson, B	Sweden	2,161,202	28,785,749
			67,741,684
Construction & Engineering 0.7%
Carillion PLC	United Kingdom	506,846	3,054,632

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

FLSmidth & Co. AS	Denmark	250,000	12,614,076
			15,668,708
Construction Materials 1.7%
CRH PLC	Ireland	1,277,393	35,543,042

Diversified Financial Services 1.1%
[b]ING Groep NV, IDR	Netherlands	1,617,386	22,897,165

Diversified Telecommunication Services 3.7%
[c]China Telecom Corp. Ltd., ADR	China	179,195	8,255,513
Singapore Telecommunications Ltd.	Singapore	7,063,710	20,497,310
Telefonica SA	Spain	1,371,960	21,709,942
Verizon Communications Inc.	United States	158,750	7,571,581
Vivendi SA	France	739,654	20,606,108
			78,640,454
Electrical Equipment 0.9%
Alstom SA	France	600,827	16,407,383
Dongfang Electric Corp. Ltd., H	China	2,016,600	3,135,480
			19,542,863
Electronic Equipment, Instruments & Components 0.3%
[b]Flextronics International Ltd.	Singapore	691,118	6,385,930

Energy Equipment & Services 4.8%
Baker Hughes Inc.	United States	503,690	32,749,924
Fugro NV, IDR	Netherlands	311,602	19,162,933
Halliburton Co.	United States	461,224	27,161,481
Noble Corp. PLC	United States	692,770	22,681,290
			101,755,628
Food & Staples Retailing 2.4%
CVS Caremark Corp.	United States	330,420	24,735,241
Metro AG	Germany	156,280	6,378,932
Tesco PLC	United Kingdom	4,054,493	19,970,788
			51,084,961
Health Care Equipment & Supplies 2.1%
Getinge AB, B	Sweden	490,170	13,731,546
Medtronic Inc.	United States	497,540	30,618,612
			44,350,158
Industrial Conglomerates 2.1%
Koninklijke Philips NV	Netherlands	459,718	16,154,854
Siemens AG	Germany	201,712	27,152,668
			43,307,522
Insurance 5.1%
American International Group Inc.	United States	221,040	11,054,210
Aviva PLC	United Kingdom	3,361,950	26,740,856
AXA SA	France	1,091,068	28,359,256
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	78,511	17,156,153
Swiss Re AG	Switzerland	270,006	25,030,534
			108,341,009
Machinery 1.2%
[b]Navistar International Corp.	United States	725,430	24,570,314

Media 3.7%
Comcast Corp., Special A	United States	457,122	22,289,269
[b]News Corp., A	United States	319,435	5,500,670
Time Warner Cable Inc.	United States	42,790	5,869,932
Twenty-First Century Fox Inc., A	United States	610,902	19,530,537
The Walt Disney Co.	United States	296,070	23,706,325
			76,896,733
Metals & Mining 1.6%
Mining and Metallurgical Co. Norilsk Nickel OJSC, ADR	Russia	785,160	13,053,285
POSCO	South Korea	63,730	17,714,415

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

POSCO, ADR	South Korea	27,740	1,925,433
			32,693,133
Multiline Retail 0.6%
Target Corp.	United States	191,680	11,598,557

Oil, Gas & Consumable Fuels 9.7%
BP PLC	United Kingdom	2,807,128	22,464,705
Chevron Corp.	United States	137,470	16,346,558
China Shenhua Energy Co. Ltd., H	China	5,271,520	15,223,723
Eni SpA	Italy	776,759	19,488,681
Galp Energia SGPS SA, B	Portugal	1,575,520	27,210,371
Kunlun Energy Co. Ltd.	China	6,340,279	10,642,811
LUKOIL Holdings, ADR (London Stock Exchange)	Russia	162,020	9,002,641
Royal Dutch Shell PLC, B	United Kingdom	299,573	11,691,729
Talisman Energy Inc.	Canada	3,158,600	31,488,847
[c]Total SA, B	France	618,659	40,573,689
			204,133,755
Pharmaceuticals 11.4%
[b]Forest Laboratories Inc.	United States	276,650	25,526,495
GlaxoSmithKline PLC	United Kingdom	1,149,153	30,485,331
Merck & Co. Inc.	United States	558,641	31,714,050
Merck KGaA	Germany	114,777	19,332,586
Pfizer Inc.	United States	1,111,443	35,699,549
Roche Holding AG	Switzerland	128,303	38,461,872
Sanofi	France	308,607	32,179,041
Teva Pharmaceutical Industries Ltd., ADR	Israel	506,240	26,749,722
			240,148,646
Professional Services 0.3%
Hays PLC	United Kingdom	2,280	5,514
Randstad Holding NV	Netherlands	125,110	7,326,866
			7,332,380
Semiconductors & Semiconductor Equipment 1.9%
Samsung Electronics Co. Ltd.	South Korea	31,260	39,423,589
Software 2.5%
Microsoft Corp.	United States	1,099,279	45,059,446
SAP AG	Germany	80,912	6,550,598
			51,610,044
Specialty Retail 1.6%
Best Buy Co. Inc.	United States	200,560	5,296,790
Kingfisher PLC	United Kingdom	4,083,541	28,684,980
			33,981,770
Technology Hardware, Storage & Peripherals 1.6%
Hewlett-Packard Co.	United States	1,036,700	33,547,612
Wireless Telecommunication Services 2.4%
Mobile TeleSystems, ADR	Russia	564,030	9,864,885
[b]Sprint Corp.	United States	539,599	4,958,915
[b]Turkcell Iletisim Hizmetleri AS, ADR	Turkey	1,642,468	22,616,784
Vodafone Group PLC	United Kingdom	3,292,417	12,090,790
			49,531,374
Total Common Stocks (Cost $1,446,917,552)			2,011,315,511
Preferred Stocks 1.0%
Metals & Mining 0.0%+
Vale SA, ADR, pfd., A	Brazil	80,375	1,000,669

Oil, Gas & Consumable Fuels 1.0%
Petroleo Brasileiro SA, ADR, pfd.	Brazil	1,528,452	21,199,629

Total Preferred Stocks (Cost $29,031,524)			22,200,298

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
Total Investments before Short Term Investments (Cost $1,475,949,076)			2,033,515,809
Short Term Investments 3.5%
		Principal Amount*
Time Deposits (Cost $25,000,000) 1.2%
Royal Bank of Canada, 0.01%, 4/01/14	Canada	$25,000,000	25,000,000
Total Investments before Money Market Funds (Cost $1,500,949,076)			2,058,515,809
		Shares
Investments from Cash Collateral Received for Loaned Securities (Cost
$47,732,435) 2.3%
Money Market Funds 2.3%
[d]BNY Mellon Overnight Government Fund, 0.052%	United States	47,732,435	47,732,435
Total Investments (Cost $1,548,681,511) 100.1%			2,106,248,244
Other Assets, less Liabilities (0.1)%			(1,389,064)
Net Assets 100.0%			$2,104,859,180

+Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2014, the value of this security was $4,331,651, representing 0.21% of net assets.
b Non-income producing.
c A portion or all of the security is on loan at March 31, 2014.
d The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS
Selected Portfolio

ADR	-	American Depositary Receipt
IDR	-	International Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of twenty separate funds (Funds), and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles. Shares of the Funds are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.

The Franklin Templeton VIP Founding Funds Allocation Fund invests primarily in other funds of the Trust (Underlying Funds).

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds shareholder reports is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC s Public Reference Room in Washington, D.C. The Underlying Funds shareholder reports are not covered by this report.

Effective May 1, 2014, the Funds, except Franklin Managed Volatility Global Allocation VIP Fund, were renamed as follows:

Former Name	New Name
Franklin Flex Cap Growth Securities Fund	Franklin Flex Cap Growth VIP Fund
Franklin Global Real Estate Securities Fund	Franklin Global Real Estate VIP Fund
Franklin Growth and Income Securities Fund	Franklin Growth and Income VIP Fund
Franklin High Income Securities Fund	Franklin High Income VIP Fund
Franklin Income Securities Fund	Franklin Income VIP Fund
Franklin Large Cap Growth Securities Fund	Franklin Large Cap Growth VIP Fund
Franklin Large Cap Value Securities Fund	Franklin Large Cap Value VIP Fund
Franklin Rising Dividends Securities Fund	Franklin Rising Dividends VIP Fund
Franklin Small Cap Value Securities Fund	Franklin Small Cap Value VIP Fund
Franklin Small-Mid Cap Growth Securities Fund	Franklin Small-Mid Cap Growth VIP Fund
Franklin Strategic Income Securities Fund	Franklin Strategic Income VIP Fund
Franklin Templeton VIP Founding Funds Allocation Fund	Franklin Founding Funds Allocation VIP Fund
Franklin U.S. Government Fund	Franklin U.S. Government Securities VIP Fund
Mutual Global Discovery Securities Fund	Franklin Mutual Global Discovery VIP Fund
Mutual Shares Securities Fund	Franklin Mutual Shares VIP Fund
Templeton Developing Markets Securities Fund	Templeton Developing Markets VIP Fund
Templeton Foreign Securities Fund	Templeton Foreign VIP Fund
Templeton Global Bond Securities Fund	Templeton Global Bond VIP Fund
Templeton Growth Securities Fund	Templeton Growth VIP Fund

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value per share at the close of the New York Stock Exchange (NYSE), generally at 4p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Trust's Board of Trustees, the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds, exchange traded notes, and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

Debt and certain preferred securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates market value.

Certain derivatives trade in the OTC market. The Funds pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain funds attempt to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the funds include failure of the funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the funds' investment objectives.

At March 31, 2014, the funds received United Kingdom Treasury Bonds and Notes and U.S. Treasury Notes as collateral for derivatives, as follows:

Franklin Strategic Income Securities Fund	$107,505
Templeton Global Bond Securities Fund	$3,711,535

Certain funds entered into exchange traded futures contracts primarily to manage exposure to certain foreign currencies. A futures contract is an agreement between the fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain funds entered into credit default swap contracts primarily to manage exposure to credit risk. A credit default swap is an agreement between the fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market ( OTC credit default swaps ) or may be executed in a multilateral trade facility platform, such as a registered exchange ( centrally cleared credit default swaps ). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss.

Certain funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market ( OTC interest rate swaps ) or may be executed on a registered exchange ( centrally cleared interest rate swaps ). For centrally cleared interest rate swaps, required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The following funds have invested in derivatives during the period.

Franklin High Income Securities Fund - Forwards
Franklin Managed Volatility Global Allocation VIP Fund Forwards
Franklin Strategic Income Securities Fund - Forwards and swaps
Mutual Global Discovery Securities Fund - Futures and forwards
Mutual Shares Securities Fund - Futures and forwards

Templeton Global Bond Securities Fund - Forwards and swaps

4. INCOME TAXES

At March 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Flex Cap	Franklin Global Real	Franklin Growth and	Franklin High
	Growth Securities	Estate Securities	Income Securities	Income Securities
	Fund	Fund	Fund	Fund

Cost of investments	$283,867,502	$262,742,991	$238,065,346	$350,863,073

Unrealized appreciation	$155,356,287	$107,356,275	$84,540,974	$22,967,677
Unrealized depreciation	(3,776,785)	(7,340,673)	(2,751,922)	(4,424,549)
Net unrealized appreciation (depreciation)	$151,579,502	$100,015,602	$81,789,052	$18,543,128

		Franklin Large Cap	Franklin Large Cap	Franklin Managed
	Franklin Income	Growth Securities	Value Securities	Volatility Global
	Securities Fund	Fund	Fund	Allocation VIP Fund

Cost of investments	$6,197,485,325	$199,885,347	$20,925,522	$19,595,325

Unrealized appreciation	$1,372,438,799	$132,970,705	$13,559,139	$1,133,191
Unrealized depreciation	(346,613,524)	(6,011,517)	(168,606)	(417,041)
Net unrealized appreciation (depreciation)	$1,025,825,275	$126,959,188	$13,390,533	$716,150

	Franklin Rising	Franklin Small Cap	Franklin Small-Mid	Franklin Strategic
	Dividends Securities	Value Securities	Cap Growth	Income Securities
	Fund	Fund	Securities Fund	Fund

Cost of investments	$996,854,907	$994,355,820	$482,883,262	$964,593,463

Unrealized appreciation	$901,180,302	$724,286,782	$294,470,426	$44,341,718
Unrealized depreciation	(7,675,258)	(27,526,377)	(6,353,002)	(14,510,517)
Net unrealized appreciation (depreciation)	$893,505,044	$696,760,405	$288,117,424	$29,831,201

	Franklin Templeton		Mutual Global
	VIP Founding Funds	Franklin U.S.	Discovery Securities	Mutual Shares
	Allocation Fund	Government Fund	Fund	Securities Fund

Cost of investments	$928,967,972	$1,407,880,974	$570,936,434	$4,056,791,008

Unrealized appreciation	$336,070,653	$21,052,918	$214,502,120	$1,393,593,771
Unrealized depreciation	-	(23,052,276)	(23,441,519)	(168,948,728)
Net unrealized appreciation (depreciation)	$336,070,653	$(1,999,358)	$191,060,601	$1,224,645,043

	Templeton	Templeton	Templeton Global	Templeton
	Developing Markets	Foreign Securities	Bond Securities	Growth Securities
	Securities Fund	Fund	Fund	Fund

Cost of investments	$346,725,432	$2,200,513,468	$2,950,591,417	$1,569,873,209

Unrealized appreciation	$98,032,780	$687,664,813	$156,262,166	$624,971,740
Unrealized depreciation	(12,091,787)	(87,660,469)	(62,468,630)	(88,596,705)
Net unrealized appreciation (depreciation)	$85,940,993	$600,004,344	$93,793,536	$536,375,035

5. RESTRICTED SECURITIES

At March 31, 2014, the following funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Principal
Amount/Shares/Units	Issuer	Acquisition Dates	Cost	Value
Mutual Global Discovery Securities Fund
800,000	The Bankshares Inc.	3/22/07	$8,000,000	$3,756,760
595	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	595	-
2,077,368	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
2,172,000	Hightow er Holdings LLC, pfd., A, Series 2	6/10/10 - 5/10/12	5,430,000	3,594,877
424,073	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	281,629	75,044
4,052,916	International Automotive Components Group North America, LLC	1/12/06 - 3/18/13	3,247,714	3,563,607
2,140	Olympus Re Holdings Ltd.	12/19/01	200,477	-
	Total Restricted Securities (Value is 1.44% of Net Assets)		$17,160,415	$10,990,288

Mutual Shares Securities Fund
1,754	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	$1,754	$-
6,400,507	CB FIM Coinvestors LLC	1/15/09 - 6/02/09	-	-
8,006,950	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
140,952	First Southern Bancorp Inc.	1/27/10 - 7/07/10	2,974,087	840,384
241	First Southern Bancorp Inc., cvt. pfd., C	1/27/10 - 7/07/10	241,000	556,508
1,730,515	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	1,149,241	306,232
15,382,424	International Automotive Components Group North America, LLC	1/12/06 - 3/18/13	12,591,586	13,525,304
16,280	Olympus Re Holdings Ltd.	12/19/01	1,525,128	-
	Total Restricted Securities (Value is 0.29% of Net Assets)		$18,482,796	$15,228,428

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the funds for the three months ended March 31, 2014, were as shown below.

	Number of			Number of
	Shares			Shares	Value at
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment		Realized Capital
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income		Gain (Loss)
Mutual Global Discovery Securities Fund
Non-Controlled Affiliates
The Bankshares Inc. (Value is 0.49% of Net Assets)	800,000	-	-	800,000	$3,756,760		$-	$-

Mutual Shares Securities Fund
Non-Controlled Affiliates
CB FIM Coinvestors LLC (Value is 0.00% of Net Assets)	6,400,507	-	-	6,400,507	$-		$-	$-

7. INVESTMENTS IN UNDERLYING FUNDS

The Franklin Templeton VIP Founding Funds Allocation Fund invests primarily in the Underlying Funds which are managed by affiliates of the fund s administrative manager, Franklin Templeton Services, LLC. The fund does not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Investments in Underlying Funds for the three months ended March 31, 2014, were as follows:

								% of Underlying Fund
	Num ber of Shares			Num ber of Shares	Value at			Shares Outstanding
	Held at Beginning	Gross	Gross	Held at End of	End of	Investm ent	Realized Capital	Held at End of
Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Incom e	Gain (Loss)	Period
Franklin Income Securities Fund, Class 1	24,462,601	60,386	130,171	24,392,816	$421,995,723	$-	$57,419	5.51%
Mutual Shares Securities Fund, Class 1	18,485,942	321,681	9,469	18,798,154	421,642,590	-	3,782	7.87%
Templeton Grow th Securities Fund, Class 1	26,312,175	318,093	143,762	26,486,506	421,400,312	-	22,445	19.79%
Total					$1,265,038,625	$-	$83,646

8. INVESTMENTS IN EXCHANGE TRADED FUNDS (ETFs)

The accounting policies of the ETFs are outlined in their respective shareholder reports. A copy of each ETF s shareholder report, in which the fund invests, is available on the SEC website at sec.gov or at the SEC s Public Reference Room in Washington, D.C. The ETFs shareholder reports are not covered by this report. The Franklin Managed Volatility Global Allocation VIP Fund (MVGAF) invests a significant portion of its assets in ETFs. The fund relies on exemptive orders granted by the U.S. Securities and Exchange Commission (SEC) to the ETFs that permit the fund to invest in certain ETFs beyond the 1940 Act s limitations on a fund s investment in other investment companies, subject to certain terms and conditions set forth by the exemptive orders.

9. INVESTMENT IN FT HOLDINGS CORPORATION III (FT Subsidiary)

The Franklin Strategic Income Securities Fund invests in certain financial instruments through its investment in the FT Subsidiary. The FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the fund, and is able to invest in certain financial instruments consistent with the investment objective of the fund. At March 31, 2014, the FT Subsidiary s investment, Turtle Bay Resort, as well as any other assets and liabilities of the FT Subsidiary are reflected in the fund s Statement of Investments. At March 31, 2014, the net assets of the FT Subsidiary were $2,457,732, representing less than 1% of the fund s net assets. The fund s investment in the FT Subsidiary is limited to 25% of the fund s assets.

10. INVESTMENT IN MVGAF Holdings Corp. (MVGAF Subsidiary)

The MVGAF invests in certain financial instruments through its investment in the MVGAF Subsidiary. The MVGAF Subsidiary is a Cayman Islands exempted liability company, is a wholly-owned subsidiary of the fund, and is able to invest in certain financial instruments consistent with the investment objective of the fund. At March 31, 2014, the MVGAF Subsidiary s investments as well as any other assets and liabilities of the MVGAF Subsidiary are reflected in the fund s Consolidated Statement of Investments. At March 31, 2014, the net assets of the MVGAF Subsidiary were $1,075,606, representing 5.24% of the fund's consolidated net assets. The fund s investment in the MVGAF Subsidiary is limited to 25% of consolidated assets.

11. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds financial instruments and are summarized in the following fair value hierarchy:

  Level 1 quoted prices in active markets for identical financial instruments
  Level 2 other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 significant unobservable inputs (including the Funds own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of March 31, 2014, in valuing the Funds assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Franklin Flex Cap Growth Securities Fund
Assets:
Investments in Securities:
Equity Investments[a]	$421,954,789	$-	$-		$421,954,789
Short term investments	7,333,690	6,158,525	-		13,492,215
Total Investments in Securities	$429,288,479	$6,158,525	$-		$435,447,004

Franklin Global Real Estate Securities Fund
Assets:
Investments in Securities:
Equity Investments[a]	$358,777,882	$-	$-		$358,777,882
Short term investments	-	3,980,711	-		3,980,711
Total Investments in Securities	$358,777,882	$3,980,711	$-		$362,758,593

Franklin Growth and Income Securities Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Energy	$21,867,624	$3,025,687	$-		$24,893,311
All Other Equity Investments[a]	288,724,096	-	-		288,724,096
Equity-Linked Securities	-	4,825,718	-		4,825,718
Short Term Investments	-	1,411,273	-		1,411,273
Total Investments in Securities	$310,591,720	$9,262,678	$-		$319,854,398

Franklin High Income Securities Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Materials	$-	$450,000	$-		$450,000
Transportation	-	897,257	-		897,257
All Other Equity Investments[a]	840,840	-	-		840,840
Corporate Bonds	-	351,772,052	191		351,772,243
Senior Floating Rate Interests	-	5,812,919	-		5,812,919
Escrows and Litigation Trusts	-	-	- [c]		-
Short Term Investments	-	9,632,942	-		9,632,942
Total Investments in Securities	$840,840	$368,565,170	$191		$369,406,201

Liabilities:
Other Financial Instruments
Forward Exchange Contracts	$-	$3,376	$-		$3,376

Franklin Income Securities Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Energy	$688,475,355	$36,123,633	$-		$724,598,988
Financials	678,253,329	18,375,000	-		696,628,329
Industrials	224,082,745	35,316,940	-		259,399,685
Materials	629,660,833	3,872,496	-		633,533,329
All Other Equity Investments[a]	1,982,852,219	-	-		1,982,852,219
Equity-Linked Securities	-	190,951,517	-		190,951,517
Convertible Bonds	-	53,435,199	-		53,435,199
Corporate Bonds	-	2,371,305,212	-		2,371,305,212
Senior Floating Rate Interests	-	233,009,755	-		233,009,755
Escrows and Litigation Trusts	-	-	14,000	[c]	14,000
Short Term Investments	-	77,582,368	-		77,582,368
Total Investments in Securities	$4,203,324,481	$3,019,972,120	$14,000		$7,223,310,601

Franklin Large Cap Growth Securities Fund
Assets:
Investments in Securities:
Equity Investments[a]	$313,571,619	$-	$-		$313,571,619
Short Term Investments	-	13,272,916	-		13,272,916
Total Investments in Securities	$313,571,619	$13,272,916	$-		$326,844,535

Franklin Large Cap Value Securities Fund
Assets:
Investments in Securities:
Equity Investments[a]	$33,462,377	$-	$-		$33,462,377
Short Term Investments	853,678	-	-		853,678
Total Investments in Securities	$34,316,055	$-	$-		$34,316,055

Franklin Managed Volatility Global Allocation VIP Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Energy	$-	$50,009	$-	$50,009
Other Equity Investments[a]	883,837	-	-	883,837
Exchange Traded Funds	10,680,376	-	-	10,680,376
Exchange Traded Notes	938,910	-	-	938,910
Foreign Government and Agency Securities	-	4,956,682	-	4,956,682
U.S. Government and Agency Securities	-	2,252,031	-	2,252,031
Short Term Investments	549,630	-	-	549,630
Total Investments in Securities	$13,052,753	$7,258,722	$-	$20,311,475

Other Financial Instruments
Forward Exchange Contracts	$-	$2	$-	$2

Liabilities:
Other Financial Instruments
Forward Exchange Contracts	$-	$11,249	$-	$11,249

Franklin Rising Dividends Securities Fund
Assets:
Investments in Securities:
Equity Investments[a]	$1,864,637,279	$-	$-	$1,864,637,279
Short Term Investments	25,722,672	-	-	25,722,672
Total Investments in Securities	$1,890,359,951	$-	$-	$1,890,359,951

Franklin Small Cap Value Securities Fund
Assets:
Investments in Securities:
Equity Investments[a]	$1,635,820,832	$-	$-	$1,635,820,832
Short Term Investments	42,788,677	12,506,716	-	55,295,393
Total Investments in Securities	$1,678,609,509	$12,506,716	$-	$1,691,116,225

Franklin Small-Mid Cap Growth Securities Fund
Assets:
Investments in Securities:
Equity Investments[a]	$755,148,998	$-	$-	$755,148,998
Short Term Investments	9,657,963	6,193,725	-	15,851,688
Total Investments in Securities	$764,806,961	$6,193,725	$-	$771,000,686

Franklin Strategic Income Securities Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Consumer Services	$-	$2,452,869	$-	2,452,869
Materials	-	450,000	-	450,000
Transportation	-	897,258	-	897,258
All Other Equity Investments[a]	682,500	-	-	682,500
Corporate Bonds	-	374,005,322	-	374,005,322
Senior Floating Rate Interests	-	138,558,242	181,362	138,739,604
Foreign Government and Agency Securities	-	194,154,015	-	194,154,015
U.S. Government and Agency Securities	-	21,264,802	-	21,264,802
Asset-Backed Securities and Commercial Mortgage-Backed Securities	-	51,499,537	-	51,499,537
Mortgage-Backed Securities	-	43,659,596	-	43,659,596
Municipal Bonds	-	58,874,011	-	58,874,011
Escrows and Litigation Trusts	-	-	- [c]	-
Short Term Investments	84,235,704	23,509,446	-	107,745,150
Total Investments in Securities	$84,918,204	$909,325,098	$181,362	$994,424,664

Other Financial Instruments
Forward Exchange Contracts	$-	$2,370,133	$-	2,370,133
Swap Contracts	-	460,950	-	460,950
Total Other Financial Instruments	$-	$2,831,083	$-	$2,831,083

Liabilities:
Other Financial Instruments
Forward Exchange Contracts	$-	$3,867,909	$-	$3,867,909
Unfunded Loan Commitments	-	2,318	-	2,318
Total Other Financial Instruments	$-	$3,870,227	$-	$3,870,227

Franklin Templeton VIP Founding Funds Allocation Fund
Assets:
Investments in Underlying Funds[d]	$1,265,038,625	$-	$-	$1,265,038,625

Franklin U.S. Government Fund
Assets:
Investments in Securities:
Corporate Bonds	$-	$18,806,812	$-	$18,806,812
Foreign Government and Agency Securities	-	10,376,813	-	10,376,813
Mortgage-Backed Securities	-	1,079,786,079	-	1,079,786,079
U.S. Government and Agency Securities	-	261,255,910	-	261,255,910
Short Term Investments	-	35,656,002	-	35,656,002
Total Investments in Securities	$-	$1,405,881,616	$-	$1,405,881,616

Mutual Global Discovery Securities Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Auto Components	$1,772,087	$-	$3,638,651	$5,410,738
Banks	82,383,767	6,777,741	3,756,760	92,918,268
Consumer Finance	-	220	-	220
Diversified Financial Services	14,208,327	-	3,594,877	17,803,204
Media	27,760,313	768,251	-	28,528,564
Paper & Forest Products	-	1,747,440	-	1,747,440
Real Estate Management & Development	-	-	3,541,752	3,541,752
All Other Equity Investments[a]	529,020,793	-	- [c]	529,020,793
Corporate Bonds, Notes and Senior Floating Rate Interests	-	32,227,854	-	32,227,854
Corporate Notes in Reorganization	-	-	- [c]	-
Companies in Liquidation	32,277	7,641,150	- [c]	7,673,427
Municipal Bonds	-	1,973,669	-	1,973,669
Short Term Investments	34,996,866	6,154,240	-	41,151,106
Total Investments in Securities	$690,174,430	$57,290,565	$14,532,040	$761,997,035

Other Financial Instruments
Futures Contracts	$286,583	$-	$-	$286,583
Forward Exchange Contracts	-	148,382	-	148,382
Total Other Financial Instruments	$286,583	$148,382	$-	$434,965

Liabilities:
Other Financial Instruments
Futures Contracts	$46,877	$-	$-	$46,877
Forward Exchange Contracts	-	2,167,417	-	2,167,417
Total Other Financial Instruments	$46,877	$2,167,417	$-	$2,214,294

Mutual Shares Securities Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Auto Components	$-	$-	$13,831,536	$13,831,536
Banks	406,612,862	-	9,790,183	416,403,045
Consumer Finance	-	900	-	900
Machinery	80,411,582	21,211,195	-	101,622,777
Real Estate Management & Development	10,518,450	-	11,162,533	21,680,983
All Other Equity Investments[a]	3,872,687,076	-	- [c]	3,872,687,076
Corporate Bonds, Notes and Senior Floating Rate Interests	-	360,412,835	-	360,412,835
Corporate Notes in Reorganization	-	-	- [c]	-
Companies in Liquidation	175,700	63,424,981	- [c]	63,600,681
Municipal Bonds	-	13,442,058	-	13,442,058
Short Term Investments	400,954,160	16,800,000	-	417,754,160
Total Investments in Securities	$4,771,359,830	$475,291,969	$34,784,252	$5,281,436,051

Other Financial Instruments
Futures Contracts	$576,719	$-	$-	$576,719
Forward Exchange Contracts	-	797,759	-	797,759
Total Other Financial Instruments	$576,719	$797,759	$-	$1,374,478

Liabilities:
Other Financial Instruments
Futures Contracts	$253,894	$-	$-	$253,894
Forward Exchange Contracts	-	11,222,348	-	11,222,348
Total Other Financial Instruments	$253,894	$11,222,348	$-	$11,476,242

Templeton Developing Markets Securities Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Russia	$3,191,117	$2,349,566	$		- $	5,540,683
All Other Equity Investments[a]	375,888,185	-			-	375,888,185
Participatory Notes	-	18,915,648			-	18,915,648
Short Term Investments	32,321,909	-			-	32,321,909
Total Investments in Securities	$411,401,211	$21,265,214	$		- $	432,666,425

Templeton Foreign Securities Fund
Assets:
Investments in Securities:
Equity Investments[a,b]	$2,629,159,436	$-	$	- $	2,629,159,436
Short Term Investments	98,315,637	73,042,739			-	171,358,376
Total Investments in Securities	$2,727,475,073	$73,042,739	$	- $	2,800,517,812

Templeton Global Bond Securities Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities	$-	$2,299,388,203	$	- $	2,299,388,203
Municipal Bonds	-	1,540,393			-	1,540,393
Short Term Investments	-	743,456,357			-	743,456,357
Total Investments in Securities	$-	$3,044,384,953	$	- $	3,044,384,953

Other Financial Instruments
Forward Exchange Contracts	$-	$38,235,658	$		- $	38,235,658

Liabilities:
Other Financial Instruments
Forward Exchange Contracts	$-	$35,406,219	$		- $	35,406,219
Swap Contracts	-	5,974,475			-	5,974,475
Total Other Financial Instruments	$-	$41,380,694	$		- $	41,380,694

Templeton Growth Securities Fund
Assets:
Investments in Securities:
Equity Investments[a,b]	$2,033,515,809	$-	$	- $	2,033,515,809
Short term investments	-	72,732,435			-	72,732,435
Total Investments in Securities	$2,033,515,809	$72,732,435	$	- $	2,106,248,244

aFor detailed categories, see the accompanying Statements of Investments.
bIncludes common, preferred and convertible preferred stocks as well as other equity investments.
cIncludes securities determined to have no value at March 31, 2014.
dFor detailed Underlying Fund categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliations of assets for the three months ended March 31, 2014, are as follows:

											Net Change in
											Unrealized
											Appreciation
	Balance at				Transfers						(Depreciation) on
	Beginning of				Into/Out of	Cost Basis	Net Realized	Net Unrealized	Balance at End		Assets Held at
	Period		Purchases	Sales	Level 3	Adjustments[a]	Gain (Loss)	Gain (Loss)	of Period		Period End
Mutual Global Discovery Securities Fund
Assets
Investments in Securities:
Equity Investments:[b]
Auto Components	$2,375,839		$ -	$-	$-	$-	$-	$1,262,812	$3,638,651		$1,262,812
Banks	3,815,192		-	-	-	-	-	(58,432)	3,756,760		(58,432)
Diversified Financial Services	4,131,361		-	-	-	-	-	(536,484)	3,594,877		(536,484)
Insurance	410,692	c	-	(391,596)	-	-	(184,109)	165,013	-	c	-
Real Estate Management & Development	2,518,473		-	-	-	-	-	1,023,279	3,541,752		1,023,279
Total	$13,251,557		$ -	$(391,596)	$-	$-	$(184,109)	$1,856,188	$14,532,040		$1,691,175

aMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
bIncludes common and preferred stocks as w ell as other equity investments.
cIncludes securities determined to have no value.

Significant unobservable valuation inputs developed by the VLOC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2014, are as follows:

						Impact to Fair
	Fair Value at					Value if Input
Description	End of Period	Valuation Technique	Unobservable Inputs	Amount/Range		Increases[a]
Mutual Global Discovery Securities Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Auto Components
	$3,563,607	Market comparables	Discount for lack of marketability	10%		Decrease[c]

			EV / EBITDA multiple	4.1	x	Increase[d]
Banks	3,756,760	Market comparables	Discount for lack of marketability	10%		Decrease[c]
			Price / tangible book multiple	1.3	x	Increase[c]
Diversified Financial Services	3,594,877	Discounted cash flow model	Cost of equity	17%		Decrease
			Long-term revenue grow th rate	6.2% - 25.0%		Increase[d]
			Adjusted EBITDA margin	8.2% - 20.4%		Increase[d]

Real Estate Management & Development	3,541,752	Market comparables	Discount for lack of marketability	8%		Decrease[c]
All Other Investments[e]	75,044
Total	$14,532,040

a Represents the directional change in the fair value of the Level 3 financial instruments that w ould result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in input w ould have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b Includes common and preferred stocks.
c Represents a significant impact to fair value but not net assets.
d Represents a significant impact to fair value and net assets.
e Includes fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs. May also include financial instruments
w ith values derived using prior transaction prices or third party pricing information w ithout adjustment for w hich such inputs are also unobservable.

Abbreviations List

EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value

12. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure other than those already disclosed in the Statements of Investments.

For additional information on the Funds significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Templeton Variable Insurance Products Trust

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

   Chief Executive Officer –

Finance and Administration

Date May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

   Chief Executive Officer –

Finance and Administration

Date May 27, 2014

By /s/GASTON GARDEY

   Gaston Gardey

   Chief Financial Officer and

 Chief Accounting Officer

Date May 27, 2014